                                 MET INVESTORS
                            S E R I E S   T R U S T

                      Met/AIM Small Cap Growth Portfolio

                 American Funds Balanced Allocation Portfolio

                         American Funds Bond Portfolio

                        American Funds Growth Portfolio

                  American Funds Growth Allocation Portfolio

                 American Funds Moderate Allocation Portfolio

                      BlackRock Large Cap Core Portfolio

                     Clarion Global Real Estate Portfolio
               (formerly Neuberger Berman Real Estate Portfolio)

                       Dreman Small Cap Value Portfolio

                         Met/Franklin Income Portfolio

                     Met/Franklin Mutual Shares Portfolio

              Met/Franklin Templeton Founding Strategy Portfolio

                    Harris Oakmark International Portfolio

                             Janus Forty Portfolio

                           Lazard Mid Cap Portfolio

                Legg Mason Partners Aggressive Growth Portfolio

                       Legg Mason Value Equity Portfolio

                    Loomis Sayles Global Markets Portfolio

                     Lord Abbett Bond Debenture Portfolio

                   MFS(R) Emerging Markets Equity Portfolio

                    MFS(R) Research International Portfolio

                  Oppenheimer Capital Appreciation Portfolio

                   PIMCO Inflation Protected Bond Portfolio

                         PIMCO Total Return Portfolio

                      Pioneer Strategic Income Portfolio

                           RCM Technology Portfolio

                           SSgA Growth ETF Portfolio
                   (formerly Cyclical Growth ETF Portfolio)

                     SSgA Growth and Income ETF Portfolio
              (formerly Cyclical Growth and Income ETF Portfolio)

                    T. Rowe Price Mid Cap Growth Portfolio

                        Met/Templeton Growth Portfolio

                 Class A, Class B, Class C and Class E Shares

                                __PROSPECTUS__

                  APRIL 28, 2008, AS AMENDED OCTOBER 14, 2008

Like all securities, these securities have not been approved or disapproved by the

Securities and Exchange Commission, nor has the Securities and Exchange

Commission passed upon the accuracy or adequacy of this Prospectus.

           Any representation to the contrary is a criminal offense.

                           ____TABLE OF CONTENTS____

                                                                  PAGE

       INTRODUCTION                                                3
          Understanding the Trust                                  3
          Understanding the Portfolios                             3
          Understanding the Allocation Portfolios                  4
          Understanding the ETF Portfolios                         6
          Understanding the Feeder Portfolios                      9

       THE PORTFOLIOS                                              11

         INVESTMENT SUMMARY                                        11
          Met/AIM Small Cap Growth Portfolio                       12
          American Funds Balanced Allocation Portfolio             15
          American Funds Bond Portfolio                            19
          American Funds Growth Portfolio                          22
          American Funds Growth Allocation Portfolio               25
          American Funds Moderate Allocation Portfolio             29
          BlackRock Large Cap Core Portfolio                       33
          Clarion Global Real Estate Portfolio                     37
          Dreman Small Cap Value Portfolio                         41
          Met/Franklin Income Portfolio                            44
          Met/Franklin Mutual Shares Portfolio                     48
          Met/Franklin Templeton Founding Strategy Portfolio       52
          Harris Oakmark International Portfolio                   56
          Janus Forty Portfolio                                    59
          Lazard Mid Cap Portfolio                                 62
          Legg Mason Partners Aggressive Growth Portfolio          65
          Legg Mason Value Equity Portfolio                        68
          Loomis Sayles Global Markets Portfolio                   72
          Lord Abbett Bond Debenture Portfolio                     76
          MFS(R) Emerging Markets Equity Portfolio                 81
          MFS(R) Research International Portfolio                  85
          Oppenheimer Capital Appreciation Portfolio               89
          PIMCO Inflation Protected Bond Portfolio                 92
          PIMCO Total Return Portfolio                             97
          Pioneer Strategic Income Portfolio                      102
          RCM Technology Portfolio                                108
          SSgA Growth ETF Portfolio                               112
          SSgA Growth and Income ETF Portfolio                    119
          T. Rowe Price Mid Cap Growth Portfolio                  126
          Met/Templeton Growth Portfolio                          129

         PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS             132
         ADDITIONAL INFORMATION ABOUT ETFS                        136
         ADDITIONAL INVESTMENT STRATEGIES                         137
         MANAGEMENT                                               151
          The Manager                                             151
          The Advisers                                            156
          The Master Funds' Investment Adviser                    171
          Distribution Plans                                      175

       YOUR INVESTMENT                                            176
          Shareholder Information                                 176
          Dividends, Distributions and Taxes                      177
          Sales and Purchases of Shares                           179

       FINANCIAL HIGHLIGHTS                                       183

       APPENDIX A                                                 A-1

       FOR MORE INFORMATION                                    Back Cover

INTRODUCTION

UNDERSTANDING THE TRUST

Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of fifty-two managed investment portfolios or mutual funds, only thirty of which are offered through this Prospectus (the "Portfolios"). Each of the thirty Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

  INVESTING THROUGH A VARIABLE INSURANCE CONTRACT

  Class A, Class B, Class C and Class E shares of the Portfolios, as applicable, are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife" or the "Insurance Companies") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

  A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the applicable Statement of Additional Information ("SAI"). For details about how to obtain a copy of a SAI and other reports and information, see the back cover of this Prospectus. Each SAI is incorporated by reference into this Prospectus.

  Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

UNDERSTANDING THE PORTFOLIOS

After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio (and its corresponding Master Fund, in the case of the Feeder Portfolios), including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

Each of the Portfolios falls into one of three categories of funds: equity funds, fixed income funds and funds of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs.


 PLEASE SEE THE CONTRACT PROSPECTUS FOR A DETAILED EXPLANATION OF YOUR CONTRACT.

UNDERSTANDING THE ALLOCATION PORTFOLIOS

Each of the American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio and American Funds Moderate Allocation Portfolio (the "Allocation Portfolios") was designed on established principles of asset allocation and risk tolerance. Each Allocation Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Allocation Portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory, LLC (the "Manager") establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which an Allocation Portfolio invests based on, among other things, the Underlying Portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or Metropolitan Series Fund, Inc. The Manager may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk adjusted benefit to the Allocation Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current prospectus for those portfolios. COPIES OF THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY CALLING OR WRITING THE TRUST AT THE TELEPHONE NUMBER OR ADDRESS ON THE BACK COVER PAGE OF THIS PROSPECTUS.

Before selecting Underlying Portfolios, the Manager analyzes each Underlying Portfolio's historic and current holdings to determine the Underlying Portfolio's investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for the Manager, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the average maturity and effective duration are evaluated in conjunction with exposure to particular sectors of the fixed income marketplace including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Dependent upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Allocation Portfolios maintain the ability to invest in an Underlying Portfolio which only holds money market instruments. The Manager evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Allocation Portfolio's risk profile.

Periodically, the Manager will communicate with or visit management personnel of each Underlying Portfolio to discuss the manager's outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, the Manager will evaluate each Allocation Portfolio's allocation among equity, fixed-income, and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each Allocation Portfolio's risk profile. It is anticipated that changes among these primary asset classes will be within a range of plus or minus 10%. Concurrently, the Manager will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by the Manager, a shifting of allocations to the remaining Underlying Portfolios may result, as the Manager seeks to maintain the appropriate diversification and risk profile for each Allocation Portfolio.

The Underlying Portfolios of American Funds Insurance Series in which the Allocation Portfolios may currently invest are:

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Blue Chip Income and Growth Fund  Global Small Capitalization Fund
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Bond Fund                         Growth-Income Fund
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Cash Management Fund              Growth Fund
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Global Bond Fund                  High-Income Bond Fund
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Global Discovery Fund             International Fund
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Global Growth Fund                New World Fund
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Global Growth and Income Fund     U.S. Government/AAA-Rated Securities Fund
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There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Allocation Portfolios. The Manager may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, the Manager or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Allocation Portfolios' opportunity to invest in the Underlying Portfolio.

The Manager may add new Underlying Portfolios, including affiliated Underlying Portfolios, or replace existing Underlying Portfolios or change the allocation of the Underlying Portfolios at any time.

The following chart describes the targeted allocation, as of the date of this Prospectus, among the equity Underlying Portfolios, fixed income Underlying Portfolios and cash/money market securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g., small cap, mid cap equity and international securities).

                                     Balanced    Growth    Moderate
           Asset Class              Allocation Allocation Allocation
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Equity Underlying Portfolios            65%        85%        50%
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    International                       16%        21%        13%
    Domestic                            49%        64%        37%
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Fixed Income Underlying Portfolios      30%        10%        45%
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    Investment Grade                    21%        7%         32%
    High Yield                          6%         2%         9%
    Foreign Fixed Income                3%         1%         4%
--------------------------------------------------------------------
Cash/Money Market Securities*           5%         5%         5%
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* Through holdings-based analysis the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios in which the Allocation Portfolios invest.

Although the investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, an Allocation Portfolio's actual allocations could vary substantially from the target allocations. Actual allocations may be different from the target allocations because of, for example, changes to the Underlying Portfolios' asset values due to market movements. The Manager may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, the Manager may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of each Allocation Portfolio's investments in the Underlying Portfolios are available from the Trust at the following website--www.metlifeinvestors.com. Upon accessing the website, click on the "Individuals Enter Here" section, then click on learn more about "MetLife Investors", then click on "Met Investors Series Trust", then click on the "American Funds Asset Allocation Program Current Portfolio Allocations" icon where you will find actual allocations for each of the Allocation Portfolios as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Investment Summary, could change as the Underlying Portfolios' asset values change or through the addition or deletion of Underlying Portfolios. Because the Allocation Portfolios invest in Underlying Portfolios, the costs of investing in an Allocation Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. An Allocation Portfolio, as a shareholder, will pay its share of the Underlying Portfolios' expenses as well as the Allocation Portfolio's own expenses. Therefore, an investment in an Allocation Portfolio may result in the duplication of certain expenses.

The Manager has broad discretion to allocate and reallocate the assets of each Allocation Portfolio among the Underlying Portfolios consistent with the Allocation Portfolio's investment objective and policies and target allocations. In addition to the investment advisory fee charged by the Manager for its asset allocation services, the Manager and its affiliates indirectly would receive investment advisory fees from any affiliated Underlying Portfolios in which each Allocation Portfolio may invest. In this regard, the Manager has an incentive to select and invest the Allocation Portfolios' assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also the Manager may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Allocation Portfolios and the Underlying Portfolios of the Trust. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocation of the Underlying Portfolios at any time.

UNDERSTANDING THE ETF PORTFOLIOS

Each of the SSgA Growth ETF Portfolio and SSgA Growth and Income ETF Portfolio (the "ETF Portfolios") was designed on established principles of asset allocation. Each ETF Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"), including, but not limited to, Standard and Poors Depository Receipts (SPDRs(R)) of the SPDR Trust, Series 1, series of the Select Sector SPDR Trust,

SPDR Series Trust, SPDR Index Shares Funds, iShares(R) Trust, iShares(R), Inc., and Vanguard Index Participation Equity Receipts (VIPERs(R)) of the Vanguard(R) Index Funds, and Vanguard VIPERs(R) Series Trust/1/. Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the ETF Portfolios invest in other investment companies rather than in individual securities, each ETF Portfolio is considered a "fund of funds" and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

Each ETF Portfolio has a different allocation among various asset classes (including large-, mid and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. ("SSgA FM"), establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which an ETF Portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and SSgA FM's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing ETFs that invest in cash securities. SSgA FM may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. SSgA FM intends to invest the ETF Portfolios' assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes and other open-end investment companies, including high yield bond funds and money market funds.

SSgA FM will regularly review each ETF Portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus

1 iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). The ETF Portfolios are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the ETF Portfolios or any member of the public regarding the advisability of investing in the ETF Portfolios or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF Portfolios.
   SPDRs(R) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC ("PDR") and the American Stock Exchange LLC (AMEX) in connection with the listing and trading of SPDRs on the AMEX. The ETF Portfolios are not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The ETF Portfolios are not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the ETF Portfolios or any member of the public regarding the advisability of investing in the ETF Portfolios or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the ETF Portfolios.
   Vanguard(R) and VIPERs(R) are trademarks of The Vanguard Group, Inc. ("Vanguard"). The ETF Portfolios are not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the ETF Portfolios or any member of the public regarding the advisability of investing in the ETF Portfolios or the VIPERs. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the ETF Portfolios.



 WHAT ARE ETFS? ETFS ARE PASSIVELY MANAGED INVESTMENT COMPANIES THAT HOLD A PORTFOLIO OF COMMON STOCKS, BONDS OR OTHER SECURITIES DESIGNED TO TRACK THE PERFORMANCE OF A CERTAIN MARKET INDEX OR MARKET SECTOR, SUCH AS THE S&P 500 INDEX. AN ETF IS A FUND THAT IS TRADED LIKE A STOCK ON A SECURITIES EXCHANGE AND MAY BE PURCHASED AND SOLD THROUGHOUT THE TRADING DAY BASED ON ITS MARKET PRICE. AN ETF PORTFOLIO HOLDS THE SAME STOCKS OR BONDS AS THE INDEX IT TRACKS (OR A SAMPLING OF THE STOCKS OR BONDS THAT ARE REPRESENTED BY THAT INDEX IN A PROPORTION MEANT TO TRACK THE PERFORMANCE OF THE ENTIRE INDEX), SO ITS MARKET PRICE GENERALLY REFLECTS THE VALUE OF THE INDEX AT ANY GIVEN TIME. ETFS ARE REGISTERED INVESTMENT COMPANIES AND INCUR FEES AND EXPENSES SUCH AS OPERATING EXPENSES, LICENSING FEES, REGISTRATION FEES, TRUSTEES FEES AND MARKETING EXPENSES. THEREFORE, ETF SHAREHOLDERS PAY THEIR PROPORTIONATE SHARE OF THESE EXPENSES.

or minus 5 percentage points per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because each ETF Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses.

The following chart describes the targeted allocations, as of September 2, 2008, among the range of equities, fixed income and cash/money market securities for the ETF Portfolios. You should note that these percentages may not directly correspond to investment in the Underlying ETF since each Underlying ETF may contain various sub-sets of an asset class (E.G., large cap and mid cap equity securities).

                                                    SSgA Growth  SSgA Growth
                  Asset Class                           ETF     and Income ETF
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Equities                                                80%           60%
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    U.S. Large Cap                                      35%           30%
    U.S. Mid Cap                                        5%            2%
    U.S. Small Cap                                      5%            3%
    International Equity                                20%           13%
    International Small Cap                             3%            2%
    Emerging Market Equity                              7%            5%
    Real Estate Investment Trusts                       3%            3%
    International Real Estate Investment Trusts         2%            2%
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Fixed Income                                            18%           38%
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    U.S. Fixed Income                                   10%           23%
    High Yield                                          5%            10%
    Treasury Inflation-Protected Securities             3%            5%
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Cash/Cash Equivalents                                   2%            2%
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The target allocation of investments in the Underlying ETFs as of September 2, 2008 is set forth in the Investment Summary with respect to each ETF Portfolio.

The actual allocation percentages of each ETF Portfolio's investments as of the end of the prior quarter in the Underlying ETFs are generally available for the ETF Portfolios at the following website--www.metlifeinvestors.com. Upon accessing the website, click on Clients Enter Here, then click on the Met Investors Series Trust icon and then click on the SSgA ETF Portfolios icon where you will find actual allocations for each of the ETF Portfolios. This information is generally posted to the website on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of this information from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

The ETF Portfolios will invest new assets and reinvest dividends based on the ETF Portfolio's target allocations at such time. However, each ETF Portfolio's allocations could change substantially over time as the Underlying ETFs' asset values change due to market movements and portfolio management decisions.

SSgA FM has broad discretion to allocate and reallocate the assets of each ETF Portfolio among Underlying ETFs consistent with the ETF Portfolio's investment objective and policies and target allocations. SSgA FM may allocate or reallocate a portion of an ETF Portfolio's assets into an Underlying ETF for which SSgA FM serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company ("SSB"), an affiliate of SSgA FM, serves as trustee (collectively, "Affiliated Underlying ETFs"). SSgA FM or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where SSgA FM allocates ETF Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the ETF Portfolio for asset allocation services, the ETF Portfolio will also indirectly pay SSgA FM or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, SSgA FM has an incentive to select and invest the ETF Portfolios' assets in Affiliated Underlying ETFs. Also, SSgA FM may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, SSgA FM is obligated to disregard these considerations and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of an ETF Portfolio and without consideration of any benefit to SSgA FM in connection with making such investments.

UNDERSTANDING THE FEEDER PORTFOLIOS

  MASTER-FEEDER STRUCTURE

Each of the American Funds Bond Portfolio and American Funds Growth Portfolio (the "Feeder Portfolios") operates as a "feeder fund" which means that the Feeder Portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each Feeder Portfolio has essentially the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds") (each a "Master Fund"). Each Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. Each Feeder Portfolio will purchase Class 1 shares of its corresponding Master Fund as set forth below.

TRUST PORTFOLIO                  AMERICAN FUNDS MASTER FUND
American Funds Bond Portfolio           Bond Fund
------------------------------------------------------------
American Funds Growth Portfolio         Growth Fund
------------------------------------------------------------

THE PROSPECTUS FOR THE AMERICAN FUNDS MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS. The statement of additional information of the American Funds Master Funds is available upon request as described on the back cover.

DESCRIPTION OF TYPES OF FUNDS:

  EQUITY FUNDS

  Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

  FIXED INCOME FUNDS

  Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

  FUNDS OF FUNDS

  In addition to the Allocation Portfolios and ETF Portfolios discussed above, please note that the Met/Franklin Templeton Founding Strategy Portfolio is also a "fund of funds" that invests, on a fixed percentage basis, in a combination of the Trust's portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, "Franklin Templeton"), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio's assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the "Underlying Portfolios"), each of which is a separate portfolio of the Trust, and which is included in this Prospectus.

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BEFORE YOU CHOOSE A PORTFOLIO, PLEASE CONSIDER...

All of the Portfolios involve risk, but there is also the potential for reward. You can lose money--and you can make money. The Portfolios are structured so that each offers a different degree of risk and reward than others.

WHAT RISK/REWARD LEVEL IS FOR YOU? ASK YOURSELF THE FOLLOWING:
(1) HOW WELL DO I HANDLE FLUCTUATIONS IN MY ACCOUNT VALUE?

    The greater the degree of risk for a Portfolio, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment that is less risky and that may not fluctuate in price as much.

(2) AM I LOOKING FOR A HIGHER RATE OF RETURN?

    Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio with higher risk may be right for you.

A final note: These Portfolios are designed for long-term investment.

                                THE PORTFOLIOS

INVESTMENT SUMMARY

Each Portfolio's summary discusses the following:

    INVESTMENT OBJECTIVE
    What is the Portfolio's investment goal?

    PRINCIPAL INVESTMENT STRATEGY
    How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

    PRIMARY RISKS
    What are the specific risks of investing in the Portfolio and, as applicable, in the Underlying Portfolios or Underlying ETFs?

    PAST PERFORMANCE
    How well has the Portfolio performed over time?

    FEES AND EXPENSES
    What is the cost of investing in the Portfolio?

Each Feeder Portfolio has a stated investment objective which is the same as the objective of the corresponding Master Fund in which it invests. Each Master Fund pursues this investment objective through separate investment strategies or policies. There can be no assurance that the Feeder Portfolio or its Master Fund will achieve its investment objective.

In addition to its principal investment strategy, each Portfolio (and, as applicable, the corresponding Master Fund, Underlying Portfolio or Underlying
ETF) may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio (or, as applicable, the corresponding Master Fund, Underlying Portfolio or Underlying ETF) and therefore are not described in the Investment Summary section of this Prospectus. These other securities and investment techniques and practices in which a Portfolio (or, as applicable, the corresponding Master Fund, Underlying Portfolio or Underlying ETF) may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and, as applicable, in the applicable statement of additional information of the Portfolios, Underlying Portfolios, Underlying ETFs or Master Funds.

Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. You can lose money by investing in the Portfolios.

The SAIs provide more detailed information regarding the various types of securities that a Portfolio, Underlying Portfolio or Underlying ETF, as applicable, may purchase and certain investment techniques and practices of its Adviser.

The Contracts may be sold by banks. AN INVESTMENT IN A PORTFOLIO OF THE TRUST THROUGH A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT.


 EACH PORTFOLIO IN THIS PROSPECTUS IS A MUTUAL FUND: A POOLED INVESTMENT THAT IS PROFESSIONALLY MANAGED AND THAT GIVES YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS. EACH PORTFOLIO STRIVES TO REACH ITS STATED INVESTMENT OBJECTIVE, WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL. AS WITH ALL MUTUAL FUNDS, THERE IS NO GUARANTEE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

 A PORTFOLIO'S ADVISER OR A MASTER FUND'S INVESTMENT ADVISER MAY SELL A PORTFOLIO SECURITY WHEN THE VALUE OF THE INVESTMENT REACHES OR EXCEEDS ITS ESTIMATED FAIR VALUE, TO TAKE ADVANTAGE OF MORE ATTRACTIVE INVESTMENT OPPORTUNITIES, WHEN THE ISSUER'S INVESTMENT FUNDAMENTALS BEGIN TO DETERIORATE, WHEN THE PORTFOLIO OR MASTER FUND MUST MEET REDEMPTIONS, OR FOR OTHER INVESTMENT REASONS. A FEEDER PORTFOLIO WILL REDEEM SHARES OF ITS CORRESPONDING MASTER FUND WHEN THE FEEDER PORTFOLIO MUST MEET REDEMPTIONS.

                      MET/AIM SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

  .  Foreign investment risk

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

        02        03          04          05          06         07
     ------     ------       -----      ------     ------     ------
    -27.50%     38.86%       6.43%       8.27%      14.18%     11.07%

                   High Quarter:   2nd - 2003      +20.75%
                   Low Quarter:    3rd - 2002      -18.43%



The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

---------------------------------------------------------------
        Average Annual Total Return as of 12/31/07
---------------------------------------------------------------
                                              Since   Inception
                             1 Year  5 Year Inception   Date
 --------------------------  ------- ------ --------- ---------
Class A                      11.40%  15.39%    6.91%    1/2/02
Class B                      11.07%  15.20%    9.39%   10/9/01
Class E                      11.20%  15.34%    7.66%    4/1/02
Russell 2000 Index           -1.57%  16.25%   12.12%*
Russell 2000 Growth Index     7.05%  16.50%   10.70%*
* Index performance is from 10/1/01.


 PORTFOLIO MANAGEMENT:

..  Invesco Aim Capital Management, Inc. see page 156

..  For financial highlights see page 183

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.86%   0.86%   0.86%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.06%   0.06%   0.06%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.92%   1.17%   1.07%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     94 $    120 $    110
------------------------------------
3 Years   $    295 $    374 $    342
------------------------------------
5 Years   $    511 $    647 $    593
------------------------------------
10 Years  $  1,135 $  1,427 $  1,311
------------------------------------

                 AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE:

A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 65% to equity securities and 35% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Allocation Portfolios."

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.

           UNDERLYING PORTFOLIO                           PERCENTAGE
           Fixed Income                                       30%*
              U.S. Government/AAA-Rated Securities Fund       15%
              Bond Fund                                        5%
              Global Bond Fund                                 3%
              High-Income Bond Fund                            7%
           Equities                                           70%*
              Growth-Income Fund                              37%
              Growth Fund                                     21%
              Global Small Capitalization Fund                 3%
              International Fund                               6%
              New World Fund                                   3%

* Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 65% Equities, 30% Fixed Income, and 5% Cash/Money Market.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

  . NON-DIVERSIFICATION RISK--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk also is described in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  High yield debt security risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, na-tional policies restricting investments by foreigners and economies based on only a few in-dustries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.


 PORTFOLIO MANAGEMENT:

..  Met Investors Advisory, LLC see page 151

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class B Class C
----------------------------------------------------------
Management Fee                              0.10%   0.10%
----------------------------------------------------------
12b-1 Fees                                  0.25%   0.55%
----------------------------------------------------------
Other Expenses                              0.15%   0.15%
----------------------------------------------------------
Acquired Fund Fees and Expenses*            0.39%   0.39%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 Before Expense Waiver                      0.89%   1.19%
----------------------------------------------------------
Contractual Expense Waiver**                0.15%   0.15%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 After Expense Waiver                       0.74%   1.04%
----------------------------------------------------------

         * As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios before expense waiver allocated to the Portfolio at December 31, 2007.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ended
           April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds. The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class B  Class C
--------------------------
1 Year   $     76 $    107
--------------------------
3 Years  $    270 $    365
--------------------------

                         AMERICAN FUNDS BOND PORTFOLIO

INVESTMENT OBJECTIVE:

To maximize current income and preserve capital.

PRINCIPAL INVESTMENT STRATEGY:

The American Funds Bond Portfolio invests all of its assets in the Class 1 shares of the Bond Fund, a series of American Funds (the "Bond Fund"). Normally, the Bond Fund invests at least 80% of its assets in bonds. The Bond Fund will invest at least 65% of its assets in investment grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's Investors Service, Inc. ("Moody's") and BB or below by Standard & Poor's Ratings Service ("S&P") or that are unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds". The Bond Fund may invest in bonds of issuers domiciled outside the United States without limit, however, only up to 20% of Bond Fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  High yield debt security risk

  .  Foreign investment risk

 PORTFOLIO MANAGEMENT OF THE BOND FUND:

..  Capital Research and Management Company see page 172


PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history. For information on the Bond Fund's performance, see page 173.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Bond Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                                               Class C
--------------------------------------------------------------------------------------
Management Fees                                                                 0.00%
--------------------------------------------------------------------------------------
12b-1 Fee                                                                       0.55%
--------------------------------------------------------------------------------------
Other Expenses                                                                  0.44%
--------------------------------------------------------------------------------------
Acquired (Master) Fund Fees and Expenses (Bond Fund)/*/                         0.41%
--------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses and Acquired (Master) Fund Fees and
 Expenses Before Expense Waiver                                                 1.40%
--------------------------------------------------------------------------------------
Contractual Expense Waiver**                                                    0.34%
--------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses and Acquired (Master) Fund Fees and
 Expenses After Expense Waiver                                                  1.06%
--------------------------------------------------------------------------------------

         * As an investor in the Bond Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Bond Fund, including the management fee. The Bond Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Bond Fund's investment adviser is currently waiving 10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver. Giving effect to such waiver, Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be 1.02%.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. The Example is for illustration only, and your actual costs may be higher or lower.

EXAMPLE OF PORTFOLIO EXPENSES

         Class C
-----------------
1 Year   $    109
-----------------
3 Years  $    412
-----------------

                        AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:

To achieve growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The American Funds Growth Portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds (the "Growth Fund"). The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

  .  Foreign investment risk

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history. For information on the Growth Fund's performance, see page 174.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the Growth Fund. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                                               Class C
--------------------------------------------------------------------------------------
Management Fees                                                                 0.00%
--------------------------------------------------------------------------------------
12b-1 Fee                                                                       0.55%
--------------------------------------------------------------------------------------
Other Expenses                                                                  0.13%
--------------------------------------------------------------------------------------
Acquired (Master) Fund Fees and Expenses (Growth Fund)/*/                       0.33%
--------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses and Acquired (Master) Fund Fees and
 Expenses Before Expense Waiver                                                 1.01%
--------------------------------------------------------------------------------------
Contractual Expense Waiver**                                                    0.03%
--------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses and Acquired (Master) Fund Fees and
 Expenses After Expense Waiver                                                  0.98%
--------------------------------------------------------------------------------------

         * As an investor in the Growth Fund, the Portfolio also will bear its pro-rata portion of the operating expenses of the Growth Fund, including the management fee. The Growth Fund's fees and expenses are for the fiscal year ended December 31, 2007. The Growth Fund's investment adviser is currently waiving 10% of its management fee. The waiver will continue at this level until further review. The Acquired (Master) Fund Fees and Expenses do not reflect this waiver. Giving effect to such waiver, Total Annual Portfolio Operating Expenses After Expense Waiver and Acquired (Master) Fund Fees and Expenses would be 0.95%.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


 PORTFOLIO MANAGEMENT OF THE GROWTH FUND:

..  Capital Research and Management Company see page 172

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class C
-----------------
1 Year   $    100
-----------------
3 Years  $    320
-----------------

                  AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE:

Growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 85% to equity securities and 15% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Allocation Portfolios."

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.

           UNDERLYING PORTFOLIO                           PERCENTAGE
           Fixed Income                                       10%*
              U.S. Government/AAA-Rated Securities Fund        5%
              Bond Fund                                        2%
              Global Bond Fund                                 1%
              High-Income Bond Fund                            2%
           Equities                                           90%*
              Growth-Income Fund                              44%
              Growth Fund                                     32%
              Global Small Capitalization Fund                 4%
              International Fund                               6%
              New World Fund                                   4%

* Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 85% Equities, 10% Fixed Income, and 5% Cash/Money Market.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

  . NON-DIVERSIFICATION RISK--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk also is described in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  High yield debt security risk

  .  Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.




 PORTFOLIO MANAGEMENT:

..  Met Investors Advisory, LLC see page 151

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class B Class C
----------------------------------------------------------
Management Fee                              0.10%   0.10%
----------------------------------------------------------
12b-1 Fees                                  0.25%   0.55%
----------------------------------------------------------
Other Expenses                              0.19%   0.19%
----------------------------------------------------------
Acquired Fund Fees and Expenses*            0.36%   0.36%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 Before Expense Waiver                      0.90%   1.20%
----------------------------------------------------------
Contractual Expense Waiver**                0.19%   0.19%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 After Expense Waiver                       0.71%   1.01%
----------------------------------------------------------

         * As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios before expense waiver allocated to the Portfolio at December 31, 2007.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ended
           April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended
April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class B  Class C
--------------------------
1 Year   $     73 $    104
--------------------------
3 Years  $    269 $    364
--------------------------

                 AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE:

High total return in the form of income and growth of capital, with a greater emphasis on income.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its objective by investing in Class 1 shares of a diversified group of Underlying Portfolios of the American Funds Insurance Series. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 50% to equity securities and 50% to fixed income securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Allocation Portfolios."

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The Portfolio intends to invest in the following Underlying Portfolios at the approximate percentages indicated below.

           UNDERLYING PORTFOLIO                           PERCENTAGE
           Fixed Income                                       50%*
              U.S. Government/AAA-Rated Securities Fund       23%
              Bond Fund                                       10%
              Global Bond Fund                                 6%
              High-Income Bond Fund                           11%
           Equities                                           50%*
              Growth-Income Fund                              30%
              Growth Fund                                     12%
              Global Small Capitalization Fund                 2%
              International Fund                               4%
              New World Fund                                   2%

* Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash by counting cash held or money market securities purchased in Underlying Portfolios. Actual allocations usually will be 50% Equities, 45% Fixed Income, and 5% Cash/Money Market.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

  . NON-DIVERSIFICATION RISK--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate. Each risk also is described in the American Funds Insurance Series' prospectus with respect to each Underlying Portfolio.

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  High yield debt security risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.



 PORTFOLIO MANAGEMENT:

..  Met Investors Advisory, LLC see page 151

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class B Class C
----------------------------------------------------------
Management Fee                              0.10%   0.10%
----------------------------------------------------------
12b-1 Fees                                  0.25%   0.55%
----------------------------------------------------------
Other Expenses                              0.26%   0.26%
----------------------------------------------------------
Acquired Fund Fees and Expenses*            0.41%   0.41%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 Before Expense Waiver                      1.02%   1.32%
----------------------------------------------------------
Contractual Expense Waiver**                0.26%   0.26%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 After Expense Waiver                       0.76%   1.06%
----------------------------------------------------------

         * As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios before expense waiver allocated to the Portfolio at December 31, 2007.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.
The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class B Class C
------------------------
1 Year    $ 78    $109
------------------------
3 Years   $300    $395
------------------------

                      BLACKROCK LARGE CAP CORE PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Normally, the Portfolio invests at least 80% of its assets in equity securities of large cap companies selected from among those that are, at the time of purchase, included in the Russell 1000 Index (the "Index"). As of February 29, 2008, the Index included companies with market capitalizations between $305 million and $490 billion. The size of the companies in the Index changes with market conditions and composition of the Index. The Portfolio uses an investment approach that blends growth (investing in equity securities that the Adviser believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what the Adviser believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000 Index.

The Adviser uses a quantitative model to look for companies that are consistent with the Portfolio's strategy. The Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined. If the Adviser believes that a company is overvalued, the company will not be considered for investment. After the initial screening is performed, the Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio's benchmark index, the Adviser reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

  .  relative price-to-earnings and price-to-book ratios

  .  stability and quality of earnings momentum and growth

  .  weighted median market capitalization of the portfolio

  . allocation among the economic sectors of the portfolio as compared to its benchmark index

  .  weighted individual stocks within the applicable index

In seeking to achieve its investment objective, the Portfolio may also invest in options and futures and other forms of derivatives.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

 PORTFOLIO MANAGEMENT:

..  BlackRock Advisors, LLC see page 157

..  For financial highlights see page 186


  .  Market capitalization risk

  .  Investment style risk

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to May 1, 2006 is the performance of the Portfolio's predecessor fund managed both by the Adviser's predecessor using the same investment objective and strategy as the Portfolio and by another investment adviser using the same investment objective. The assets of the Mercury Large Cap Core Portfolio of The Travelers Series Trust were transferred to the Portfolio on May 1, 2006.

The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective November 17, 2003, Merrill Lynch Investment Managers, L.P. became the Adviser to the Mercury Large Cap Core Portfolio of The Travelers Series Trust. Information prior to that date is attributable to the Portfolio's former investment adviser. Effective October 1, 2006, BlackRock Advisors, LLC became the Portfolio's Adviser.


                Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

 1999     2000     2001     2002     2003     2004     2005     2006     2007
------   ------   ------   ------   ------   ------   ------   ------   ------
23.67%   -5.58%  -22.43%  -25.14%   21.16%   15.89%   12.05%   14.25%    6.55%

                      High Quarter: 4th-1999  +21.71%
                      Low Quarter:  3rd-2001  -19.36%

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and since inception through 12/31/07, as applicable, with the Russell 1000 Index, a widely recognized unmanaged index that measures the stock performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  Average Annual Total Return as of 12/31/07
-----------------------------------------------
                              Since   Inception
              1 Year 5 Year Inception   Date
------------- ------ ------ --------- ---------
Class A        6.55% 13.88%   3.30%    3/23/98
Class B          --     --    0.92%    4/30/07
Class E          --     --    1.00%    4/30/07
Russell 1000
 Index         5.77% 13.43%   5.00%*
* Index performance is from 3/31/98.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.58%   0.58%   0.58%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.07%   0.06%   0.06%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.65%   0.89%   0.79%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     67 $     91 $     81
------------------------------------
3 Years   $    209 $    285 $    253
------------------------------------
5 Years   $    363 $    495 $    440
------------------------------------
10 Years  $    812 $  1,100 $    981
------------------------------------

                     CLARION GLOBAL REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE:

Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY:

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, the Portfolio's Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries, including the U.S. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts and similarly situated real estate companies outside the U.S. ("REITs"). The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio's Adviser uses a multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, the Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:

  .  value and property;

  .  capital structure; and

  .  management and strategy.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Real estate investment risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

 PORTFOLIO MANAGEMENT:

..  ING Clarion Real Estate Securities L.P. see page 157

..  For financial highlights see page 189


In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective April 28, 2008, ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

                                    [CHART]

Year-by-Year Total Return as of 12/31 of Each Year

  05        06         07
------    ------     ------
13.29%    37.58%    -15.01%

High Quarter: 1st-2006  +14.88%
Low Quarter:  2nd-2007   -9.48%

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the FTSE NAREIT Equity Index, the Portfolio's benchmark prior to April 28, 2008, and with the FTSE EPRA/NAREIT Global Real Estate Index, the Portfolio's benchmark effective April 28, 2008. The FTSE NAREIT Equity Index is an unmanaged index that measures the performance of all publicly traded equity REITs. The FTSE EPRA/NAREIT Global Real Estate Index is designed to capture the performance of institutional quality property companies operating in North America, Europe, Asia, and Australia. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

           Average Annual Total Return as of 12/31/07
-----------------------------------------------------------------
                                                Since   Inception
                                      1 Year  Inception   Date
------------------------------------- ------  --------- ---------
Class A                               -14.79%   16.14%   5/1/04
Class B                               -15.01%   15.85%   5/1/04
Class E                               -14.86%   15.99%   5/1/04
FTSE NAREIT Equity REIT Index         -15.69%   16.59%*
FTSE EPRA/NAREIT Global Real
 Estate Index                          -6.96%   22.18%*
* Index performance is from 4/30/04.

For information on ING Clarion Real Estate Securities L.P.'s prior performance with a comparable fund see page 157.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.61%   0.61%   0.61%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.04%   0.04%   0.04%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.65%   0.90%   0.80%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

                                Class A  Class B  Class E
                      ------------------------------------
                      1 Year    $     67 $     92 $     82
                      ------------------------------------
                      3 Years   $    209 $    288 $    256
                      ------------------------------------
                      5 Years   $    363 $    500 $    446
                      ------------------------------------
                      10 Years  $    812 $  1,112 $    993
                      ------------------------------------

                       DREMAN SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio normally invests at least 80% of its assets in common stocks and other equity securities of small U.S. companies. The Portfolio defines a small company as one with a market capitalization at the time of investment that is no greater than the typical largest market capitalization of a company in the Russell 2000 Value Index (the "Index"). The size of companies in the Index changes with market conditions and the composition of the Index. As of February 29, 2008, the largest market capitalization of a company in the Index was $6.8 billion.

The Adviser focuses its stock selection process on small companies with below market price-to-earnings ratios. The Adviser also identifies value opportunities in small companies by low price compared to book value, cash flow and yield. Individual companies are analyzed to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group of stocks, the Adviser then completes its fundamental analysis and purchases for the Portfolio what are believed to be the most attractive stocks, drawing on analysis of economic outlooks or various industries. The Adviser may favor companies from different industries at different times, which leads to sector and industry over and under weights in the Portfolio relative to the Index. Even so, diversification is an important characteristic of the Adviser's investment philosophy.

The Portfolio may invest up to 15% of its assets in real estate investment trusts.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

  .  Real estate investment risk

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

 PORTFOLIO MANAGEMENT:

..  Dreman Value Management, LLC see page 158

..  For financial highlights see page 192


The performance shown below is the performance of the Portfolio's Class A shares, the Portfolio's only Class outstanding prior to April 28, 2008. Class B shares of the Portfolio are first being offered on April 28, 2008. The historical performance shown for the Portfolio's Class A shares prior to May 1, 2006 is the performance of the Portfolio's predecessor fund managed both by the Adviser using the same investment objective and strategy as the Portfolio and by another investment adviser using the same investment objective as the Portfolio but a different (quantitative) investment strategy. The assets of the Style Focus Series: Small Cap Value Portfolio of The Travelers Series Trust were transferred to the Portfolio on May 1, 2006. The performance shown below for the Portfolio's Class A shares prior to May 1, 2006 is the historical performance of the Style Focus Series: Small Cap Value Portfolio of The Travelers Series Trust (from May 1, 2005 to April 30, 2006).

The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                             06                  07
                            -----              -----
                            24.23%             -0.97%

High Quarter:   1st - 2006      +14.30%
Low Quarter:    4th - 2007       -4.70%

The table below compares the Portfolio's Class A shares average annual compounded total returns for the 1-year period and since inception through 12/31/07 with the Russell 2000 Value Index, an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    Average Annual Total Return as of 12/31/07
----------------------------------------------------
                                   Since   Inception
                          1 Year Inception   Date
------------------------- ------ --------- ---------
Class A                   -0.97%   13.35%   5/2/05
Russell 2000 Value Index  -9.78%    9.73%*
* Index performance is from 4/30/05.

For information on Dreman Value Management, LLC's prior performance with a comparable fund, see page 158.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The amounts for the Class B shares of the Portfolio are based on the expenses of the Portfolio's Class A shares, as adjusted to include applicable 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Class A Class B
------------------------------------------- ------- -------
Management Fee                               0.79%   0.79%
-----------------------------------------------------------
12b-1 Fees                                   None    0.25%
-----------------------------------------------------------
Other Expenses                               0.13%   0.13%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses*   0.92%   1.17%
-----------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B
---------------------------
1 Year    $     94 $    120
---------------------------
3 Years   $    295 $    374
---------------------------
5 Years   $    511 $    647
---------------------------
10 Years  $  1,135 $  1,427
---------------------------

                         MET/FRANKLIN INCOME PORTFOLIO

INVESTMENT OBJECTIVE:

To maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

Under normal market conditions, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, notes and short-term debt instruments. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Typically, investments in equity and debt securities range between 40% and 60% of the Portfolio's assets.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods. The Portfolio may invest in large, medium and small market capitalization companies.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") are considered investment grade. However, such ratings are relative and subjective, are not absolute standards of quality, and do not provide a complete evaluation of the market risk of the securities. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Portfolio's Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

The Portfolio's Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Adviser considers a variety of factors, including:

  . a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

  .  the experience and strength of the company;

  . the company's changing financial condition and market recognition of the change;

  . the company's sensitivity to changes in interest rates and business conditions; and

  .  the company's debt maturity schedules and borrowing requirements.

Although not a principal investment strategy, the Portfolio may invest a portion of its assets in credit default swaps.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Credit risk

  .  Interest rate risk

  .  High yield debt security risk

  .  Investment style risk

  .  Foreign investment risk

  .  Market capitalization risk

In addition, utility stocks and other stocks with above average dividend yields are particularly sensitive to interest rate movements. When interest rates rise, the stock prices of these stocks tend to fall.

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

 PORTFOLIO MANAGEMENT:

..  Franklin Advisers, Inc. see page 159


The use of credit default transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into them.

Because these arrangements are bi-lateral agreements between the Portfolio and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Portfolio. However, the Portfolio's obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Portfolio is required to pay exceed the value of the payments that its counterparty is required to make. The Portfolio segregates liquid assets equal to any difference between that excess and the amount of collateral that they are required to provide. Conversely, the Portfolio requires their counterparties to provide collateral on a comparable basis except in those instances in which the Adviser is satisfied with the claims paying ability of the counterparty without such collateral.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history. For information on Franklin Advisers, Inc.'s prior performance with a comparable fund, see page 159.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B
----------------------------------------------------------
Management Fee                              0.80%   0.80%
----------------------------------------------------------
12b-1 Fees                                  None    0.25%
----------------------------------------------------------
Other Expenses                              0.29%   0.29%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 Before Expense Waiver                      1.09%   1.34%
----------------------------------------------------------
Contractual Expense Waiver*                 0.19%   0.19%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 After Expense Waiver                       0.90%   1.15%
----------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class A  Class B
--------------------------
1 Year   $     92 $    118
--------------------------
3 Years  $    329 $    408
--------------------------

                     MET/FRANKLIN MUTUAL SHARES PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

PRINCIPAL INVESTMENT STRATEGY:

Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Portfolio invests primarily in undervalued securities, which are securities trading at a discount to intrinsic value. The Portfolio also invests in, to a lesser extent, in:

  . Risk arbitrage securities, which are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Adviser believes are cheap relative to an economically equivalent security of the same or another company; and

  . Distressed companies, which are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the Portfolio intends to invest the equity portion of its portfolio predominantly (up to 100%) in mid- and large cap companies, with a small portion in small-cap companies. For these purposes, mid- and large-cap companies are considered by the Adviser to be those companies with market capitalization values greater than $1.5 billion.

While the Portfolio generally purchases securities for investment purposes, the Adviser may seek to influence or control management by communicating with management and may coordinate with other shareholders to influence management or to cause changes in policy, or invest in other companies that do so, when the Adviser believes the Portfolio may benefit. The Portfolio expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Portfolio may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in the Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio will generally make such investments to achieve capital appreciation, rather than to seek income.

The Portfolio may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the Adviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event such as an exchange offer.

PORTFOLIO SELECTION

The Adviser employs a research driven, fundamental value strategy for the Portfolio. In choosing equity investments, the Adviser focuses on the market price of a company's securities relative to the Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Investment style risk

  .  Market capitalization risk

  .  Foreign investment risk

  .  Credit risk

  .  Interest rate risk

  .  High yield debt security risk

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 PORTFOLIO MANAGEMENT:

..  Franklin Mutual Advisers, LLC see page 160


A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history. For information on Franklin Mutual Advisers, LLC's prior performance with a comparable fund, see page 161.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B
----------------------------------------------------------
Management Fee                              0.80%   0.80%
----------------------------------------------------------
12b-1 Fees                                  None    0.25%
----------------------------------------------------------
Other Expenses                              0.29%   0.29%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 Before Expense Waiver                      1.09%   1.34%
----------------------------------------------------------
Contractual Expense Waiver*                 0.19%   0.19%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 After Expense Waiver                       0.90%   1.15%
----------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class A  Class B
--------------------------
1 Year   $     92 $    118
--------------------------
3 Years  $    329 $    408
--------------------------

              MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE:

Primarily seeks capital appreciation and secondarily seeks income.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Trust's portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio's assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the "Underlying Portfolios"), each of which is a separate portfolio of the Trust, and which is included in this Prospectus.

The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio's investment objective. As discussed in this Prospectus, each Underlying Portfolio is managed by the Manager and sub-advised by Franklin Advisers, Inc. (Met/Franklin Income Portfolio), Franklin Mutual Advisers, LLC (Met/Franklin Mutual Shares Portfolio) or Templeton Global Advisors Limited (Met/Templeton Growth Portfolio), respectively. The Portfolio will purchase Class A shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds. The Manager will periodically rebalance the Portfolio's holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio. However, the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

The Portfolio also may deviate temporarily from its fixed percentage allocations for defensive purposes. The Portfolio may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as investment options in your Contract and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Because the Portfolio generally invests all of its assets in the shares of the Underlying Portfolios, its investment performance is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. Since the Portfolio invests in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives. Because the Portfolio invests in the Underlying Portfolios, the Portfolio's net asset value ("NAV") is effected by fluctuations in the Underlying Portfolios' NAV.

  . NON-DIVERSIFICATION RISK--The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

  . AFFILIATED PORTFOLIO RISK--In managing the Portfolio, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio's assets among the Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios may be higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing the Underlying Portfolios. In this regard, the Manager may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The directors and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

IN ADDITION, BECAUSE THE PORTFOLIO INVESTS IN THE UNDERLYING PORTFOLIOS, IT WILL INDIRECTLY BEAR FEES AND EXPENSES CHARGED BY THOSE PORTFOLIOS IN ADDITION TO THE PORTFOLIO'S DIRECT FEES AND EXPENSES.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Investment style risk

 PORTFOLIO MANAGEMENT:

..  Met Investors Advisory, LLC see page 151


  .  Market capitalization risk

  .  Foreign investment risk

  .  Credit risk

  .  Interest rate risk

  .  High yield debt security risk

An Underlying Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Underlying Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Portfolio. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect the fees and expenses of the Underlying Portfolios. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B
----------------------------------------------------------
Management Fee                              0.05%   0.05%
----------------------------------------------------------
12b-1 Fees                                  None    0.25%
----------------------------------------------------------
Other Expenses                              0.15%   0.15%
----------------------------------------------------------
Acquired Fund Fees and Expenses*            0.87%   0.87%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 Before Expense Waiver                      1.07%   1.32%
----------------------------------------------------------
Contractual Expense Waiver**                0.15%   0.15%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses
 After Expense Waiver                       0.92%   1.17%
----------------------------------------------------------

         * As an investor in the Underlying Portfolios, the Portfolio will also will bear its pro-rata portion of the operating expenses of the Underlying Portfolios. The expenses of the Underlying Portfolios are based upon the weighted average of the estimated total operating expenses of the Underlying Portfolios after expense waivers allocated to the Underlying Portfolios for the year ended
           December 31, 2008.
        ** The Manager and the Trust have entered into an Expense Limitation
           Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.05% and 0.30%, respectively, for the period ended
           April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations of the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class A  Class B
--------------------------
1 Year   $     94 $    120
--------------------------
3 Years  $    390 $    453
--------------------------

                    HARRIS OAKMARK INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

Year-by-Year Total Return as of 12/31 of Each Year

                                     [CHART]

  02       03      04      05       06      07
------   ------  ------  ------   ------  ------
-18.09%  34.96%  20.52%  14.24%   28.85%  -1.12%



High Quarter:   2nd - 2003      +24.90%
Low Quarter:    3rd - 2002      -16.81%

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE" Index), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   Average Annual Total Return as of 12/31/07
--------------------------------------------------
                                 Since   Inception
                 1 Year 5 Year Inception   Date
---------------- ------ ------ --------- ---------
Class A          -0.86% 19.12%   12.02%    1/2/02
Class B          -1.12% 18.81%   12.88%   10/9/01
Class E          -1.00% 18.94%   12.57%    4/1/02
MSCI EAFE Index  11.63% 22.08%   15.39%*
* Index performance is from 10/1/01.



 PORTFOLIO MANAGEMENT:

..  Harris Associates L.P. see page 161

..  For financial highlights see page 193

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.77%   0.77%   0.77%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.09%   0.08%   0.08%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.86%   1.10%   1.00%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     88 $    113 $    103
------------------------------------
3 Years   $    275 $    352 $    320
------------------------------------
5 Years   $    479 $    609 $    555
------------------------------------
10 Years  $  1,064 $  1,346 $  1,229
------------------------------------

                             JANUS FORTY PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio normally invests in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Adviser selects stocks primarily through a company analysis, with a focus on identifying prospective capital growth. The Adviser uses a bottom up approach to evaluate stocks and looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Portfolio's investment policies. The Portfolio is non-diversified which means that it can invest a greater portion of its assets in a small number of issuers.

The Portfolio may invest a significant portion of its assets in stocks selected for their growth potential. The Portfolio may also invest without limit in foreign securities and up to 35% of its assets in debt securities including bonds rated below investment grade ("junk bonds").

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

 PORTFOLIO MANAGEMENT:

..  Janus Capital Management LLC see page 162

..  For financial highlights see page 196


The performance shown below is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to May 1, 2006 is the performance of the Portfolio's predecessor fund managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the Capital Appreciation Fund were transferred to the Portfolio on May 1, 2006.

The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

  1998    1999     2000    2001    2002   2003    2004    2005    2006   2007
------  ------  ------  -------  -------  -------  ------ ------ ------ ------
61.63%  53.52%  -21.88%  -26.09%  -25.09%  24.91% 19.53% 18.19%   3.08% 30.46%

High Quarter 4th - 1999 +34.85%
Low Quarter: 1st - 2001 -20.81%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-, 5- and 10-year periods and from inception through 12/31/07, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market and the Russell 1000 Growth Index, an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      Average Annual Total Return as of 12/31/07
--------------------------------------------------------
                                       Since   Inception
               1 Year 5 Year 10 Year Inception   Date
-------------- ------ ------ ------- --------- ---------
Class A        30.46% 18.87%  9.80%       --         --
Class B           --     --     --     22.21%   4/28/07
Class E           --     --     --     22.30%   4/28/07
S&P 500 Index   5.49% 12.83%  5.91%       --
Russell 1000
 Growth Index  11.81% 12.10%  3.83%       --

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.65%   0.65%   0.65%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.05%   0.06%   0.06%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.70%   0.96%   0.86%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     72 $     98 $     88
------------------------------------
3 Years   $    225 $    307 $    275
------------------------------------
5 Years   $    391 $    533 $    479
------------------------------------
10 Years  $    873 $  1,182 $  1,064
------------------------------------

                           LAZARD MID CAP PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective December 19, 2005, Lazard Asset Management LLC became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                    02       03      04      05      06      07
                  -------  ------  ------  ------  ------  ------
                  -10.82%  26.03%  14.32%   8.06%  14.67%  -2.71%

                      High Quarter: 2nd - 2003 +15.66%
                      Low Quarter:  3rd - 2002 -14.33%



The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Russell Midcap Index. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies. The median market capitalization was approximately $3.99 billion as of January 31, 2008. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      Average Annual Total Return as of 12/31/07
----------------------------------------------------------------
                                               Since   Inception
                          1 Year     5 Years Inception   Date
  ---------------------   ---------- ------- --------- ---------
Class A                   -2.47%      11.96%    7.91%    1/2/02
Class B                   -2.71%      11.72%    9.01%   10/9/01
Class E                   -2.64%      11.82%    7.09%    4/1/02
Russell Midcap Index       5.60%      18.21%   14.00%*
* Index performance is from 10/1/01.



 PORTFOLIO MANAGEMENT:

..  Lazard Asset Management LLC see page 163

..  For financial highlights see page 199

For information on Lazard Asset Management LLC's prior performance with a comparable fund, see page 164.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Class A Class B Class E
------------------------------------------- ------- ------- -------
Management Fee                               0.69%   0.69%   0.69%
-------------------------------------------------------------------
12b-1 Fees                                   None    0.25%   0.15%
-------------------------------------------------------------------
Other Expenses                               0.07%   0.06%   0.06%
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses*   0.76%   1.00%   0.90%
-------------------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.80%, 1.05% and 0.95%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     78 $    103 $     92
------------------------------------
3 Years   $    244 $    320 $    288
------------------------------------
5 Years   $    424 $    555 $    500
------------------------------------
10 Years  $    945 $  1,229 $  1,112
------------------------------------

                LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests primarily in common stocks that the Adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio's assets may be invested in the securities of such companies.

The Adviser emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. The Adviser focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, the Adviser considers whether the company may benefit from:

  .  New technologies, products or services

  .  New cost reducing measures

  .  Changes in management

  .  Favorable changes in government regulations

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it may invest in a smaller number of companies than many other funds. Although the Portfolio is classified as non-diversified, the Portfolio is managed as a diversified Portfolio by the Adviser.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

 PORTFOLIO MANAGEMENT:

..  ClearBridge Advisors, LLC see page 162

..  For financial highlights see page 202


PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective October 1, 2006, ClearBridge Advisors, LLC became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

               Year-By-Year Total Return as of 12/31 of Each Year

                                     [CHART]

        02          03          04          05           06          07
       ----        ----        ----        ----         ----        ----
     -27.83%      30.90%       8.44%       13.58%      -1.74%       2.27%

       High Quarter:                 2nd - 2003                 +12.90%
       Low Quarter:                  3rd - 2002                 -16.13%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07, as applicable, with the Russell 3000 Growth Index, an unmanaged index that measures the performance of those Russell 3000 companies with higher price to book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

         Average Annual Total Return as of 12/31/07
-------------------------------------------------------------
                                            Since   Inception
                           1 Year 5 Years Inception   Date
-------------------------- ------ ------- --------- ---------
Class A                     2.60%  10.36%    2.83%    1/2/02
Class B                     2.27%  10.13%   -2.08%   2/12/01
Class E                     2.32%     --     9.56%   4/17/03
Russell 3000 Growth Index  11.40%  12.42%   -0.43%*
* Index performance is from 1/31/01.

For information on ClearBridge Advisors, LLC's prior performance with a comparable fund see page 162.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.62%   0.62%   0.62%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.05%   0.05%   0.05%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.67%   0.92%   0.82%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     69 $     94 $     84
------------------------------------
3 Years   $    215 $    295 $    263
------------------------------------
5 Years   $    374 $    511 $    457
------------------------------------
10 Years  $    837 $  1,135 $  1,017
------------------------------------

                       LEGG MASON VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio normally invests at least 80% of its net assets in equity securities that the Adviser believes offer the potential for capital growth. The Portfolio primarily invests in common stocks and may also invest in other types of equity securities. The Portfolio may invest in U.S. issuers and up to 25% of its total assets in foreign issuers. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser's assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Adviser may also consider qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics and regulatory frameworks. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics.

The Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover.

The Portfolio may invest up to 20% of its total assets in long-term debt securities of companies with similar characteristics to those listed above.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it may invest in a smaller number of companies than many other funds. Under normal circumstances, the Adviser expects to invest in 30 to 60 companies.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Investment style risk

  .  Interest rate risk

  .  Credit risk

  .  Market capitalization risk

  .  Foreign investment risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                                06          07
                              ------      ------
                               6.58%      -5.91%

                        High Quarter: 4th - 2006    +9.88%
                        Low Quarter:  4th - 2007    -8.81%






 PORTFOLIO'S MANAGEMENT:

..  Legg Mason Capital Management, Inc. see page 164

..  For financial highlights see page 205

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
-----------------------------------------
                         Since   Inception
                1 Year Inception   Date
--------------  ------ --------- ---------
Class A         -5.72%    3.29%   11/1/05
Class B         -5.91%    3.09%   11/1/05
Class E         -5.81%    0.88%    5/1/06
S&P 500 Index    5.49%   11.59%*
* Index performance is from 10/31/05.

For information on Legg Mason Capital Management, Inc.'s prior performance with a comparable fund, see page 165.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                               0.63%   0.63%   0.63%
------------------------------------------------------------------
12b-1 Fees                                   None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                               0.04%   0.04%   0.04%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses    0.67%   0.92%   0.82%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     69 $     94 $     84
------------------------------------
3 Years   $    215 $    295 $    263
------------------------------------
5 Years   $    374 $    511 $    457
------------------------------------
10 Years  $    837 $  1,135 $  1,017
------------------------------------

                    LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

INVESTMENT OBJECTIVE:

High total investment return through a combination of capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Adviser's Global Asset Allocation Group allocates the Portfolio's assets among the following four sectors.

  .  Domestic equities

  .  International equities

  .  Domestic fixed income securities

  .  International fixed income securities

In deciding how to allocate the Portfolio's assets among the four sectors, the Adviser attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to current value.

In deciding which domestic and international fixed income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Adviser may hedge currency risk for the Portfolio if it believes the outlook for a particular foreign currency is unfavorable.

The Portfolio may engage in foreign currency hedging transactions and options and futures transactions. The Portfolio also may invest in collateralized mortgage obligations, convertible securities, U.S. and foreign government securities, mortgage-backed securities, mortgage dollar rolls, depositary receipts, forward commitments, when-issued, delayed-delivery securities, and real estate investment trusts.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

  .  Foreign investment risk

  .  Real estate investment risk

  .  Interest rate risk

  .  Credit risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 PORTFOLIO MANAGEMENT:

..  Loomis, Sayles & Company, L.P. see page 165

..  For financial highlights see page 208


PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                  Year-by-Year Total Return as of 12/31

                                [CHART]

                                  2007
                                 ------
                                 27.85%

     High Quarter:    3rd - 2007     +8.98%
     Low Quarter:     1st - 2007     +2.81%



The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and since inception through 12/31/07 with the MSCI World Index and the Citigroup World Government Bond Index ("Citigroup WGBI"). MSCI World Index is an unmanaged full-float adjusted market capitalization index that is designed to measure global developed market equity performance. The Citigroup WGBI is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom, and United States. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
--------------------------------------------
                           Since   Inception
                  1 Year Inception   Date
----------------- ------ --------- ---------
Class A           28.09%   19.22%   5/1/06
Class B           27.85%   18.84%   5/1/06
MSCI World Index   9.57%   11.65%*
Citigroup WGBI    10.95%    8.70%*
* Index performance is from 4/30/06.

For information on Loomis, Sayles & Company, L.P.'s prior performance with a comparable fund, see page 166.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B
----------------------------------------------------------
Management Fee                              0.68%   0.68%
----------------------------------------------------------
12b-1 Fees                                  None    0.25%
----------------------------------------------------------
Other Expenses                              0.06%   0.09%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.74%   1.02%
----------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B
---------------------------
1 Year    $     76 $    105
---------------------------
3 Years   $    237 $    326
---------------------------
5 Years   $    413 $    566
---------------------------
10 Years  $    921 $  1,253
---------------------------

                     LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE:

High current income and the opportunity for capital appreciation to produce a high total return.

PRINCIPAL INVESTMENT STRATEGY:

To pursue its goal, the Portfolio, under normal circumstances, will invest at least 80% of its net assets, in bonds, debentures and other fixed income securities. The Portfolio allocates its assets principally among fixed income securities in four market sectors: U.S. investment grade securities, U.S. high yield securities, foreign securities (including emerging market securities) and convertible securities. These securities may include: all types of bonds, debentures, mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants and emerging market debt securities. Under normal circumstances, the Portfolio invests in each of the four sectors described above. However, the Portfolio may invest substantially all of its assets in any one sector at any time, subject to the limitation that at least 20% of the Portfolio's net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may invest up to 15% of its assets in credit default swaps. The Portfolio may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio may invest up to 20% of its net assets in foreign securities.

The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the average duration of the Portfolio's debt securities will be between 3 and 7 years with an average maturity of 5 to 12 years.

Capital appreciation may be obtained by investing in:

  .  debt securities when the trend of interest rates is expected to be down

  . convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

  . debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

  .  equity securities

The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  High yield debt security risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

The use of credit default transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into them.

Because these arrangements are bi-lateral agreements between the Portfolio and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Portfolio. However, the Portfolio's obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Portfolio is required to pay exceed the value of the payments that its counterparty is required to make. The Portfolio segregates liquid assets equal to any difference between that excess and the amount

 PORTFOLIO MANAGEMENT:

..  Lord, Abbett & Co. LLC see page 166

..  For financial highlights see page 210

of collateral that they are required to provide. Conversely, the Portfolio requires their counterparties to provide collateral on a comparable basis except in those instances in which the Adviser is satisfied with the claims paying ability of the counterparty without such collateral.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below for the period February 12, 2001 through December 31, 2007 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]


  98      99      00      01      02      03      04     05     06      07
------  ------  ------  ------  ------  ------  ------  -----  -----  ------
6.26%   3.40%   0.87%   3.76%   -0.39%  19.52%   8.43%  1.81%  9.35%   6.85%

High Quarter:   2nd - 2003    +7.25%
Low Quarter:    3rd - 1998    -4.31%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07, as applicable, with the Credit Suisse First Boston High Yield Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Constrained Index and a Hybrid Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by S&P and Baa by Moody's. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Hybrid Index consists of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Lehman Brothers Aggregate Bond Index and 20% Merrill Lynch All Convertible Index. (The Merrill Lynch All Convertible Index is an unmanaged market-capitalization weighted index of domestic corporate convertible securities.)

Effective April 30, 2007, the Lehman Brothers Aggregate Bond Index replaced the Credit Suisse First Boston High Yield Index as the primary benchmark of the Portfolio and the Merrill Lynch High Yield Master II Constrained Index and the Hybrid Index became secondary benchmarks of the Portfolio.

             Average Annual Total Return as of 12/31/07
--------------------------------------------------------------------
                                                1 Year 5 Year 10 Year
----------------------------------------------- ------ ------ -------
Class A                                          6.85%  9.04%  5.85%
Class B                                          6.55%  8.75%    --
Class E                                          6.73%  8.87%    --
Credit Suisse First Boston High Yield Index      2.66% 10.97%  6.10%
Lehman Brothers Aggregate Bond Index             6.96%  4.42%  5.97%
Merrill Lynch High Yield Master II Constrained
 Index                                           2.19% 10.76%  5.51%
Hybrid Index                                     3.40%  9.39%  6.00%

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.49%   0.49%   0.49%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.05%   0.04%   0.04%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.54%   0.78%   0.68%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A Class B Class E
---------------------------------
1 Year     $ 55    $ 80    $ 70
---------------------------------
3 Years    $174    $250    $218
---------------------------------
5 Years    $302    $435    $380
---------------------------------
10 Years   $678    $969    $849
---------------------------------

                   MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio normally invests at least 80% of its net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low-to-middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. These countries include those located in Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily Eastern Europe. The Portfolio's Adviser may invest a relatively high percentage of the Portfolio's assets in a single issuer or a small number of issuers.

The Portfolio may invest in companies of any size.

The Portfolio's Adviser may invest a relatively high percentage of the Portfolio's assets in a single country, a small number of countries, or a particular geographic region.

The Portfolio's Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Market capitalization risk

  .  Investment style risk

  .  Foreign investment risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few

 PORTFOLIO MANAGEMENT:

..  Massachusetts Financial Services Company see page 167

..  For financial highlights see page 213


industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Because the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, the Portfolio's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified portfolios.

The Portfolio may invest a substantial amount of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries or regions will have a significant impact on its investment performance.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                  Year-by-Year Total Return as of 12/31

                                [CHART]

                                  2007
                                 ------
                                 36.62%

               High Quarter:     2nd - 2007           +12.01%
               Low Quarter:      1st - 2007            +2.29%




The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the Morgan Stanley Capital International (MSCI) Emerging Free Index. The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2007 the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   Average Annual Total Return as of 12/31/07
-------------------------------------------------
                                Since   Inception
                       1 Year Inception   Date
---------------------- ------ --------- ---------
Class A                36.93%   25.00%   5/1/06
Class B                36.62%   24.65%   5/1/06
MSCI Emerging Markets
 Free Index            39.78%   29.72%*
* Index performance is from 4/30/06.

For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page 167.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Class A Class B
-----------------------------------------------------------
Management Fee                               1.00%   1.00%
-----------------------------------------------------------
12b-1 Fees                                   None    0.25%
-----------------------------------------------------------
Other Expenses                               0.25%   0.27%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses*   1.25%   1.52%
-----------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.30% and 1.55%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B
---------------------------
1 Year    $    128 $    156
---------------------------
3 Years   $    399 $    484
---------------------------
5 Years   $    690 $    835
---------------------------
10 Years  $  1,518 $  1,823
---------------------------

                    MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio normally invests its assets primarily in foreign equity securities, including emerging market equity securities.

The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Portfolio, the Portfolio's Adviser is not constrained to any particular investment style. The Portfolio's Adviser may invest the Portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

The Portfolio may invest in companies of any size.

A team of investment research analysts selects investments for the Portfolio. The Portfolio's Adviser allocates the Portfolio's assets to analysts by broad market sectors. The Adviser uses a bottom-up approach in buying and selling investments for the Portfolio.

Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

The Portfolio may invest a substantial amount of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries or regions will have a significant impact on its investment performance.

 PORTFOLIO MANAGEMENT:

..  Massachusetts Financial Services Company see page 167

..  For financial highlights see page 215


In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]


   02     03       04      05       06       07
-------  ------  ------  ------   ------   ------
-11.80%  32.04%  19.56%  16.42%   26.56%   13.29%

High Quarter: 4th - 2003 +15.97%
Low Quarter:  3rd - 2002 -14.58%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index, a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world, and the MSCI ACWI (All Country World Index), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of June 2007 the MSCI ACWI consisted of 48 country indices comprising 23 developed and 25 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

       Average Annual Total Return as of 12/31/07
----------------------------------------------------------
                                         Since   Inception
                        1 Year 5 Years Inception   Date
----------------------- ------ ------- --------- ---------
Class A                 13.60%  21.65%   11.74%    5/1/01
Class B                 13.29%  21.39%   10.37%   2/12/01
Class E                 13.38%  21.49%   15.54%  10/31/01
MSCI EAFE Index         11.63%  22.08%    8.90%*
MSCI All Country World
 (Ex.-U.S.) Index       17.12%  24.52%   10.75%*
* Index performance is from 2/1/01.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------ ------- ------- -------
Management Fee                              0.70%   0.70%   0.70%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.09%   0.09%   0.09%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.79%   1.04%   0.94%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     81 $    107 $     96
------------------------------------
3 Years   $    253 $    333 $    301
------------------------------------
5 Years   $    440 $    577 $    522
------------------------------------
10 Years  $    981 $  1,276 $  1,159
------------------------------------

                  OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

  .  Companies with above-average growth potential

  .  Stocks with reasonable valuations relative to their growth potential

  .  Growth rates that the Adviser believes are sustainable over time

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

 PORTFOLIO MANAGEMENT:

..  OppenheimerFunds, Inc. see page 168

..  For financial highlights see page 218


PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

  02        03       04       05       06        07
-------   ------   ------   ------   ------    ------
-24.73%   28.53%    6.40%    4.71%    7.62%    14.29%

High Quarter: 2nd-2003  +14.54%
Low Quarter:  2nd-2002  -15.52%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods, as applicable, and from inception through 12/31/07 with the S&P 500 Index and the Russell 1000 Growth Index. The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     Average Annual Total Return as of 12/31/07
------------------------------------------------------
                                      Since   Inception
                      1 Year 5 Year Inception   Date
--------------------  ------ ------ --------- ---------
Class A               14.45% 12.22%    5.06%    1/2/02
Class B               14.29% 11.99%    1.88%   2/12/01
Class E               14.48%    --    12.08%    5/1/05
S&P 500 Index          5.49% 12.83%    2.82%*
Russell 1000 Growth
 Index                11.81% 12.10%   -0.73%*
* Index performance is from 2/1/01.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                   Class A Class B Class E
     ---------------------------------------------------------------------
     Management Fee                                 0.58%   0.58%   0.58%
     ---------------------------------------------------------------------
     12b-1 Fees                                     None    0.25%   0.15%
     ---------------------------------------------------------------------
     Other Expenses                                 0.04%   0.06%   0.07%
     ---------------------------------------------------------------------
     Total Annual Portfolio Operating Expenses*     0.62%   0.89%   0.80%
     ---------------------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, B and E shares of the Portfolio will not exceed 0.75%, 1.00% and 0.90%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

                                        Class A  Class B  Class E
              ----------------------------------------------------
              1 Year                    $     64 $     91 $     82
              ----------------------------------------------------
              3 Years                   $    199 $    285 $    256
              ----------------------------------------------------
              5 Years                   $    347 $    495 $    446
              ----------------------------------------------------
              10 Years                  $    776 $  1,100 $    993
              ----------------------------------------------------

                   PIMCO INFLATION PROTECTED BOND PORTFOLIO

INVESTMENT OBJECTIVE:

Maximum real return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations (either through cash market purchases, forward commitments or derivative instruments). Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The average portfolio duration of the Portfolio normally will vary within (plus or minus) three years of the duration of the Lehman Brothers Global Real: U.S. TIPS Bond Index.

Principal investments may include inflation-indexed bonds and other fixed income securities issued by the U.S. government or its subdivisions, agencies or government-sponsored enterprises, non-U.S. governments or their subdivisions, agencies or government-sponsored enterprises, and U.S. and foreign companies including mortgage-related securities, stripped mortgage-related securities; corporate bonds and notes; asset-backed securities; money market instruments; structured notes such as hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such (such as buy backs or dollar rolls). In addition, the Portfolio may engage in forward commitments, when issued and delayed delivery securities transactions.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  Foreign investment risk

  .  High yield debt security risk

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

The use of credit default transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into them.

Because these arrangements are bi-lateral agreements between the Portfolio and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Portfolio. However, the Portfolio's obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Portfolio is required to pay exceed the value of the payments that its counterparty is required to make. The Portfolio segregates liquid assets equal to any difference between that excess and the amount of collateral that they are required to provide. Conversely, the Portfolio requires their counterparties to provide collateral on a comparable basis except in those instances in which the Adviser is satisfied with the claims paying ability of the counterparty without such collateral.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                       04        05        06       07
                      -----     -----    ------   -----
                      8.99%     1.39%     0.39%   10.80%

High Quarter:   1st - 2004    +5.93%
Low Quarter:    2nd - 2004    -3.03%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the Lehman Brothers Global Real: U.S. TIPS Bond Index, an unmanaged market index which is made up specifically of U.S. Treasury Inflation Linked Securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      Average Annual Total Return as of 12/31/07
--------------------------------------------------------
                                       Since   Inception
                              1 Year Inception   Date
----------------------------- ------ --------- ---------
Class A                       11.08%   5.94%    5/1/03
Class B                       10.80%   5.69%    5/1/03
Class E                       10.93%   7.49%    5/1/06
Lehman Brothers Global Real:
 U.S. TIPS Bond Index         11.63%   6.15%*
* Index performance is from 4/30/03.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


 PORTFOLIO MANAGEMENT:

..  Pacific Investment Management Company LLC see page 168

..  For financial highlights see page 221

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.50%   0.50%   0.50%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.05%   0.05%   0.06%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.55%   0.80%   0.71%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     56 $     82 $     73
------------------------------------
3 Years   $    177 $    256 $    228
------------------------------------
5 Years   $    308 $    446 $    396
------------------------------------
10 Years  $    691 $    993 $    885
------------------------------------

                         PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE:

Maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index.

Principal investments include fixed income securities issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises, or derivatives on them or related indices; mortgage related securities, including stripped mortgage-related securities; corporate bonds and notes and asset-backed securities; commercial paper and other money market instruments; and fixed income securities issued by foreign governments or their subdivisions, agencies and other government-sponsored enterprises and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; other fixed income securities including structured notes such as hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  Foreign investment risk

  .  High yield debt security risk

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

The use of credit default transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into them.

Because these arrangements are bi-lateral agreements between the Portfolio and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Portfolio. However, the Portfolio's obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Portfolio is required to pay exceed the value of the payments that its counterparty is required to make. The Portfolio segregates liquid assets equal to any difference between that excess and the amount of collateral that they are required to provide. Conversely, the Portfolio requires their counterparties to provide collateral on a comparable basis except in those instances in which the Adviser is satisfied with the claims paying ability of the counterparty without such collateral.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

 PORTFOLIO MANAGEMENT:

..  Pacific Investment Management Company LLC see page 168

..  For financial highlights see page 224


The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]


  02      03     04     05      06     07
------  ------  -----  -----  -----  -----
 9.29%   4.31%  4.98%  2.25%  4.52%  7.56%

 High Quarter:   3rd - 2007    +4.15%
 Low Quarter:    2nd - 2004    -2.03%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        Average Annual Total Return as of 12/31/07
------------------------------------------------------------
                                           Since   Inception
                           1 Year 5 Year Inception   Date
-------------------------- ------ ------ --------- ---------
Class A                     7.85%  4.96%   6.15%     5/1/01
Class B                     7.56%  4.71%   5.73%    2/12/01
Class E                     7.63%  4.81%   5.10%   10/31/01
Lehman Brothers Aggregate
 Bond Index                 6.96%  4.42%   5.63%*
* Index performance is from 1/31/01.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B Class E
------------------------------------------------------------------
Management Fee                              0.48%   0.48%   0.48%
------------------------------------------------------------------
12b-1 Fees                                  None    0.25%   0.15%
------------------------------------------------------------------
Other Expenses                              0.04%   0.04%   0.04%
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.52%   0.77%   0.67%
------------------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     53 $     79 $     69
------------------------------------
3 Years   $    167 $    247 $    215
------------------------------------
5 Years   $    291 $    429 $    374
------------------------------------
10 Years  $    654 $    957 $    837
------------------------------------

                      PIONEER STRATEGIC INCOME PORTFOLIO

INVESTMENT OBJECTIVE:

A high level of current income.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests, under normal market conditions, at least 80% of its net assets in debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. The Adviser allocates the Portfolio's investments among the following three segments of the debt markets:

  .  Below investment grade (high yield) securities of U.S. and non-U.S.
     issuers;

  .  Investment grade securities of U.S. issuers; and

  .  Investment grade securities of non-U.S. issuers.

The Adviser's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The Portfolio invests primarily in:

  . Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities;

  . Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt; and

  .  Mortgage-backed and asset-backed securities.

The Portfolio invests in securities with a broad range of maturities. Depending upon the Adviser's allocation among market segments, up to 70% of the Portfolio's total assets may be in debt securities ("junk bonds") rated below investment grade at the time of purchase or determined to be of equivalent quality by the Adviser. Up to 20% of the Portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poors Corporation ("S&P") or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the Adviser.

Depending upon the Adviser's allocation among market segments, up to 85% of the Portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

The Adviser considers both broad economic and issuer specific factors in selecting securities designed to achieve the Portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the Portfolio's securities, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the Adviser determines the preferable portfolio characteristics, the

Adviser selects individual securities based upon the terms of the securities (such as yield compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The Adviser also employs due diligence and fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

The Portfolio may also invest up to 20% of its net assets in all types of equity securities.

The Portfolio may invest up to 15% of its assets in credit default swaps.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Interest rate risk

  .  Credit risk

  .  High yield debt security risk

  .  Foreign investment risk

Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security.

That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

The use of credit default transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into them.

Because these arrangements are bi-lateral agreements between the Portfolio and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Portfolio. However, the Portfolio's obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Portfolio is required to pay exceed the value of the payments that its counterparty is required to make. The Portfolio segregates liquid assets equal to any difference between that excess and the amount of collateral that they are required to provide. Conversely, the Portfolio requires their counterparties to provide collateral on a comparable basis except in those instances in which the Adviser is satisfied with the claims paying ability of the counterparty without such collateral.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio's Class A shares, the Portfolio's only Class outstanding prior to April 28, 2008. Class E shares of the Portfolio are first being offered on April 28, 2008. The historical performance shown for the Portfolio's Class A shares is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On July 1, 2005, substantially all of the assets of the Pioneer Strategic Income Portfolio of Travelers Series Fund, Inc. were transferred to the Pioneer Strategic Income Portfolio, a series of The Travelers Series Trust. The assets of the Pioneer Strategic Income Portfolio of The Travelers Series Trust were transferred to the Portfolio on May 1, 2006. The performance shown below for the Portfolio's Class A shares prior to May 1, 2006 is the historical performance of the Pioneer Strategic Income Portfolio of The Travelers Series Trust (from July 1, 2005 through December 31, 2005) and of the Pioneer Strategic Income Portfolio of Travelers Series Fund, Inc. (from January 1, 1996 through June 30, 2005).

The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective June 30, 2003, Pioneer Investment Management, Inc. became the Adviser to the Pioneer Strategic Income Portfolio of Travelers Series Fund, Inc. Information prior to that date is attributable to the Portfolio's former investment adviser.

           Year-by-Year Total Return as of 12/31 of Each Year

                               [CHART]

   98     99     00     01      02     03     04      05      06     07
 -----  -----  -----  ------  -----  -----  ------  ------  -----  ------
  0.67%  1.11% -0.37%  4.24%  5.88%  19.53%  10.94%  3.67%  6.30%   6.65%

               High Quarter:   2nd - 2003      +7.67%
               Low Quarter:    3rd - 1998      -3.34%




 PORTFOLIO MANAGEMENT:

..  Pioneer Investment Management, Inc. see page 169

..  For financial highlights see page 227

The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the Lehman Brothers U.S. Universal Index. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
------------------------------------------
                      1 Year 5 Year 10 Year
--------------------- ------ ------ -------
Class A                6.65%  9.28%  5.72%
Lehman Brothers U.S.
 Universal Index       6.52%  5.00%  6.08%

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The amounts for the Class E shares of the Portfolio are based on the expenses of the Portfolio's Class A shares, as adjusted to include applicable 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class E
----------------------------------------------------------
Management Fee                              0.60%   0.60%
----------------------------------------------------------
12b-1 Fees                                  None    0.15%
----------------------------------------------------------
Other Expenses                              0.09%   0.09%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.69%   0.84%
----------------------------------------------------------

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class E
---------------------------
1 Year    $     71 $     86
---------------------------
3 Years   $    221 $    269
---------------------------
5 Years   $    385 $    468
---------------------------
10 Years  $    861 $  1,040
---------------------------

                           RCM TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE:

Capital appreciation; no consideration is given to income.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

The Portfolio may invest a portion of its assets in the securities of smaller capitalization companies and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Credit risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

In addition to other risks, a Portfolio that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

 PORTFOLIO MANAGEMENT:

..  RCM Capital Management LLC see page 169

..  For financial highlights see page 228


The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM Capital Management LLC became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]


  02       03      04      05       06      07
------   ------  ------  ------   ------  ------
-50.73%  57.57%  -4.31%  11.01%    5.35%  31.52%

High Quarter:   2nd - 2003    +21.50%
Low Quarter:    3rd - 2002    -34.81%



The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market, and the NASDAQ Composite Index, a market-value weighted index of all common stocks listed on NASDAQ. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

       Average Annual Total Return as of 12/31/07
---------------------------------------------------------------
                                              Since   Inception
                           1 Year    5 Year Inception   Date
 -----------------------   --------- ------ --------- ---------
Class A                    31.67%    18.50%   -1.78%   5/01/01
Class B                    31.52%    18.32%   -4.95%   2/12/01
Class E                    31.78%    18.38%    5.03%  10/31/01
S&P 500 Index               5.49%    12.83%    2.82%*
NASDAQ Composite Index     10.81%    15.53%    0.12%*
* Index performance is from 1/31/01.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the

Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Class A Class B Class E
-------------------------------------------------------------------
Management Fee                               0.88%   0.88%   0.88%
-------------------------------------------------------------------
12b-1 Fees                                   None    0.25%   0.15%
-------------------------------------------------------------------
Other Expenses                               0.09%   0.14%   0.15%
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses*   0.97%   1.27%   1.18%
-------------------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.10%, 1.35% and 1.25%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     99 $    130 $    121
------------------------------------
3 Years   $    310 $    405 $    377
------------------------------------
5 Years   $    539 $    701 $    652
------------------------------------
10 Years  $  1,194 $  1,541 $  1,438
------------------------------------

                           SSGA GROWTH ETF PORTFOLIO

INVESTMENT OBJECTIVE:

Growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Alloca-tion group's growth model portfolio. The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed-income securities con-sidered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market securities. Moderate allocations to fixed income asset classes are consid-ered at certain points in the market cycle and may include government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the ETF Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and securities of foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Under-lying ETFs that invest primarily in domestic investment-grade fixed income securities.

As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:

-----------------------------------------------------------------------------------
U.S. LARGE CAP                                                                  35%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Trust, Series 1: SPDR(R) S&P 500(R) ETF                                 35%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. MID CAP                                                                     5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MidCap SPDR(R) Trust, Series 1: SPDR(R) S&P MidCap 400 ETF                       5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. SMALL CAP                                                                   5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Index Fund                            5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                            20%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI EAFE Index Fund                                  18%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI Canada Index Fund                                 2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP                                                          3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Index Shares Funds: SPDR(R) S&P(R) International Small Cap ETF           3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EMERGING MARKET EQUITY                                                           7%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) International Equity Index Funds: Vanguard(R) Emerging Markets ETF   7%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                                                    3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) Specialized Funds: Vanguard(R) REIT ETF                              3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL REAL ESTATE INVESTMENT TRUSTS                                      2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Index Shares Funds: SPDR(R) DJ Wilshire International Real Estate ETF    2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. FIXED INCOME                                                               10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) Bond Index Funds: Vanguard(R) Total Bond Market ETF                 10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
HIGH YIELD                                                                       5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Series Trust: SPDR(R) Lehman High Yield Bond ETF                         5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
TREASURY INFLATION PROTECTED SECURITIES                                          3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman TIPS Bond Fund                                  3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CASH/CASH EQUIVALENTS                                                            2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Series Trust: SPDR(R) Lehman 1-3 Month T-Bill ETF                        2%
-----------------------------------------------------------------------------------

Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

 ALLOCATIONS MAY PERIODICALLY CHANGE AND ACTUAL INVESTMENTS COULD CHANGE SUBSTANTIALLY AS THE UNDERLYING PORTFOLIOS' NET ASSET VALUES CHANGE DUE TO MARKET MOVEMENTS AND PORTFOLIO MANAGEMENT DECISIONS.


Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

  . NON-DIVERSIFICATION RISK--Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Credit risk

  .  Foreign investment risk

  .  Interest rate risk

  .  Investment style risk

  .  Market capitalization risk

  .  Market risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

If an Underlying ETF's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an Underlying ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

Another area of risk involves the potential focus of an Underlying ETF's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolios may invest in more heavily will vary.

In addition to other risks, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF's returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF's securities and those in its index, rounding of prices, and changes to the index and to regu-latory policies may affect an Underlying ETF's ability to achieve close correlation with its in-dex. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

 PORTFOLIO MANAGEMENT:

..  SSgA Funds Management, Inc. see page 169

..  For financial highlights see page 231


PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA Funds Management, Inc. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

                           06                  07
                          ----                ----
                         13.85%               5.88%

                High Quarter:   4th - 2006      +6.45%
                Low Quarter:    4th - 2007      -3.44%

The table below compares the Portfolio's Class A, Class B, and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07, as applicable, with the S&P(R) 500 Index and a blended index. The S&P 500 Index is an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The blended index is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500 Index, 15% S&P MidCap 400 Index, 15% S&P SmallCap 600 Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market and represents about 7% of the total market value of U.S. equities. The S&P SmallCap 600 Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market and represents about 3% of the total market value of U.S. equities. The MSCI EAFE Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world.

An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
--------------------------------------------
                             Since   Inception
                    1 Year Inception   Date
-----------------   ------ --------- ---------
Class A              6.15%    7.93%    5/1/06
Class B              5.88%    9.51%   10/3/05
Class E              5.97%    7.74%    5/1/06
S&P(R) 500 Index     5.49%   10.31%*
Blended Index        6.14%   10.22%*
* Index performance is from 9/30/05.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                  Class A Class B Class E
------------------------------------------------- ------- ------- -------
Management Fees*                                   0.33%   0.33%   0.33%
-------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees           None    0.25%   0.15%
-------------------------------------------------------------------------
Other Expenses                                     0.09%   0.08%   0.09%
-------------------------------------------------------------------------
Acquired Fund Fees and Expenses
 (Indirect Expenses of Underlying ETFs and Other
 Investment Companies)**                           0.22%   0.22%   0.22%
-------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses***            0.64%   0.88%   0.79%
-------------------------------------------------------------------------

        * Beginning September 2, 2008, the Manager has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.
       ** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.
      *** The Manager and the Trust have entered into an Expense Limitation
          Agreement whereby the total direct Annual Portfolio Operating
          Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A  Class B  Class E
------------------------------------
1 Year    $     66 $     90 $     81
------------------------------------
3 Years   $    205 $    282 $    253
------------------------------------
5 Years   $    358 $    490 $    440
------------------------------------
10 Years  $    800 $  1,088 $    981
------------------------------------

                     SSGA GROWTH AND INCOME ETF PORTFOLIO

INVESTMENT OBJECTIVE:

Growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY:

To achieve this objective, the Portfolio invests at least 80% of its net assets in Underlying ETFs. The Portfolio is based on the asset allocation guidelines of the Adviser's Asset Allocation group's moderate model portfolio. The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with a moderate risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio's equity investments may be allocated across a range of asset classes which can include, but are not limited to: large-, mid- and small-cap, REIT, and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds. The approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of September 2, 2008, is set forth above in "Understanding the ETF Portfolios."

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in large-cap equity securities and in stocks of foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

As of September 2, 2008, the Portfolio currently plans to invest in the following Underlying ETFs and cash or cash equivalents at the approximate percentages indicated:

-----------------------------------------------------------------------------------
U.S. LARGE CAP                                                                  30%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Trust, Series 1: SPDR(R) S&P 500(R) ETF                                 30%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. MID CAP                                                                     2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MidCap SPDR(R) Trust, Series 1: SPDR(R) S&P MidCap 400 ETF                       2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. SMALL CAP                                                                   3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Index Fund                            3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                                            13%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI EAFE Index Fund                                  12%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI Canada Index Fund                                 1%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP                                                          2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Index Shares Funds: SPDR(R) S&P(R) International Small Cap ETF           2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EMERGING MARKET EQUITY                                                           5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) International Equity Index Funds: Vanguard(R) Emerging Markets ETF   5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                                                    3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) Specialized Funds: Vanguard(R) REIT ETF                              3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL REAL ESTATE INVESTMENT TRUSTS                                      2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Index Shares Funds: SPDR(R) DJ Wilshire International Real Estate ETF    2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. FIXED INCOME                                                               23%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Vanguard(R) Bond Index Funds: Vanguard(R) Total Bond Market ETF                 23%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
HIGH YIELD                                                                      10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Series Trust: SPDR(R) Lehman High Yield Bond ETF                        10%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
TREASURY INFLATION PROTECTED SECURITIES                                          5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman TIPS Bond Fund                                  5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CASH/CASH EQUIVALENTS                                                            2%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SPDR(R) Series Trust: SPDR(R) Lehman 1-3 Month T-Bill ETF                        2%
-----------------------------------------------------------------------------------

Model allocations are reviewed by the Adviser's Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. For that reason, the percentage of the Portfolio's assets invested in a particular asset class or Underlying ETF at any given time may be different than the allocation model shown above. The Adviser reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements.

The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds.

PRIMARY RISKS:

An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

  . PERFORMANCE RISK--Because the Portfolio invests primarily all of its assets in the shares of the Underlying ETFs, its investment performance is directly related to the performance of the Underlying ETFs held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying ETFs and the ability of an Underlying ETF to meet its own investment objective. It is possible that an Underlying ETF will fail to execute its investment strategies effectively. As a result, an Underlying ETF may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying ETF will be achieved. Since the Portfolio invests primarily in the shares of the Underlying ETFs, its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives.

  . NON-DIVERSIFICATION RISK--Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying ETFs, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Credit risk

  .  Foreign investment risk

  .  High yield debt security risk

  .  Interest rate risk

  .  Investment style risk

  .  Market capitalization risk

  .  Market risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures,

 ALLOCATIONS MAY PERIODICALLY CHANGE AND ACTUAL INVESTMENTS COULD CHANGE SUBSTANTIALLY AS THE UNDERLYING ETFS' NET ASSET VALUES CHANGE DUE TO MARKET MOVEMENTS AND PORTFOLIO MANAGEMENT DECISIONS.

national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

If an Underlying ETF's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an Underlying ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

Another area of risk involves the potential focus of an Underlying ETF's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolios may invest in more heavily will vary.

In addition to other risks, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF's returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF's ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA Funds Management, Inc. became the Portfolio's Adviser. Investment performance prior to that date is attributable to the Portfolio's former investment adviser.

 LOGO

The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/07 with the S&P 500 Index and a blended index. The S&P 500 Index is an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The blended index is comprised of 2% Merrill Lynch U.S. 3-Month Treasury Bill Index, 10% Merrill Lynch Corporate/Government Master Index, 48% S&P 500 Index, 15% S&P MidCap 400 Index, 15% S&P SmallCap 600 Index and 10% Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE Index"). The Merrill Lynch U.S. 3-Month Treasury Bill Index is composed of a single 90-Day Treasury bill issue, or potentially a seasoned 6-month or 1-year Treasury bill issue, that is replaced on a monthly basis. The Merrill Lynch Corporate/Government Master Index is an indicator of the performance of investment-grade domestic bonds, capturing close to $5 trillion of outstanding debt. The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market and represents about 7% of the total market value of U.S. equities. The S&P SmallCap 600 Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market and represents about 3% of the total market value of U.S. equities. The MSCI EAFE Index is a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world.


 PORTFOLIO MANAGEMENT:

..  SSgA Funds Management, Inc. see page 169

..  For financial highlights see page 234

An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of 12/31/07
--------------------------------------------
                             Since   Inception
                    1 Year Inception   Date
-----------------   ------ --------- ---------
Class A              5.76%    7.56%    5/1/06
Class B              5.40%    8.31%   10/3/05
Class E              5.58%    7.36%    5/1/06
S&P(R) 500 Index     5.49%   10.31%*
Blended Index        6.42%    9.13%*
* Index performance is from 9/30/05.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the fiscal year ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying ETFs. See the Contract prospectus for a description of those fees, expenses and charges. If such expenses were reflected in the Example, the expense amounts indicated would be higher.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                    Class A Class B Class E
---------------------------------------------------------------------------
Management Fees*                                     0.33%   0.33%   0.33%
---------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees             None    0.25%   0.15%
---------------------------------------------------------------------------
Other Expenses                                       0.10%   0.09%   0.09%
---------------------------------------------------------------------------
Acquired Fund Fees and Expenses (Indirect Expenses
 of Underlying ETFs and Other Investment
 Companies)**                                        0.20%   0.20%   0.20%
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 and Acquired Fund Fees and Expenses***              0.63%   0.87%   0.77%
---------------------------------------------------------------------------

        * Beginning September 2, 2008, the Manager has agreed to contractually waive a portion of its management fee through April 30, 2009. Including the contractual fee waiver, the current management fee is 0.30%.
       ** As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The estimated expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment companies for the most recent fiscal-year end according to such Underlying ETFs' and other investment companies' allocation targets in place as of September 2, 2008.
      *** The Manager and the Trust have entered into an Expense Limitation
          Agreement whereby the total direct Annual Portfolio Operating
          Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.55%, 0.80% and 0.70%, respectively, for the period ended

          April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager under the Expense Limitation Agreement may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services of the Adviser.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio remains in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A Class B Class E
---------------------------------
1 Year     $ 65   $   89   $ 79
---------------------------------
3 Years    $202   $  279   $247
---------------------------------
5 Years    $352   $  484   $429
---------------------------------
10 Years   $788   $1,076   $957
---------------------------------

                    T. ROWE PRICE MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

In selecting investments, the Adviser generally favors companies that:

  .  have proven products or services;

  .  have a record of above-average earnings growth;

  .  have demonstrated potential to sustain earnings growth;

  .  operate in industries experiencing increasing demand; or

  .  have stock prices that appear to undervalue their growth prospects.

In pursuing the Portfolio's investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Foreign investment risk

  .  Market capitalization risk

  .  Investment style risk

PAST PERFORMANCE:

The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

                                    [CHART]

  02       03      04      05       06      07
------   ------  ------  ------   ------  ------
-44.04%  36.64%  17.82%  14.63%    6.16%  17.64%

High Quarter:   2nd - 2003    +19.34%
Low Quarter:    2nd - 2002    -30.65%


The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/07 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

         Average Annual Total Return as of 12/31/07
--------------------------------------------------------------
                                             Since   Inception
                             1 Year 5 Year Inception   Date
---------------------------- ------ ------ --------- ---------
Class A                      17.85% 18.51%   1.75%     5/1/01
Class B                      17.64% 18.17%   1.07%    2/12/01
Class E                      17.62% 18.28%   6.32%   10/31/01
Russell Midcap Growth Index  11.43% 17.90%   3.27%*
* Index performance is from 2/1/01.



 PORTFOLIO MANAGEMENT:

..  T. Rowe Price Associates, Inc. see page 170

..  For financial highlights see page 237

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                            Class A Class B Class E
-------------------------------------------------------------------
Management Fee                               0.75%   0.75%   0.75%
-------------------------------------------------------------------
12b-1 Fees                                   None    0.25%   0.15%
-------------------------------------------------------------------
Other Expenses                               0.05%   0.05%   0.05%
-------------------------------------------------------------------
Total Annual Portfolio Operating Expenses*   0.80%   1.05%   0.95%
-------------------------------------------------------------------

        * The Manager has agreed that any advisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver. Including the voluntary fee waiver, the management fee for the year ended December 31, 2007 was 0.73%.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

          Class A Class B Class E
---------------------------------
1 Year     $ 82   $  108  $   97
---------------------------------
3 Years    $256   $  336  $  304
---------------------------------
5 Years    $446   $  582  $  528
---------------------------------
10 Years   $993   $1,288  $1,171
---------------------------------

                        MET/TEMPLETON GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY:

Under normal market conditions, the Portfolio invests primarily in the equity securities of companies with various market capitalizations located anywhere in the world, including emerging markets. Up to 100% of the Portfolio's assets may be invested in foreign countries including, without limit, in emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts.

In addition to the Portfolio's main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

The Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. When choosing equity investments for the Portfolio, the Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

PRIMARY RISKS:

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail starting on page 132, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

  .  Market risk

  .  Investment style risk

  .  Market capitalization risk

  .  Foreign investment risk

  .  Credit risk

  .  Interest rate risk

In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more

 PORTFOLIO MANAGEMENT:

..  Templeton Global Advisors Limited see page 170

volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

PAST PERFORMANCE:

The Portfolio commenced operations on April 28, 2008. As a result, it does not have a significant operating history. For information on Templeton Global Advisors Limited's prior performance with a comparable fund, see page 171.

FEES AND EXPENSES:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2008 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)--NONE

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                           Class A Class B
----------------------------------------------------------
Management Fee                              0.70%   0.70%
----------------------------------------------------------
12b-1 Fees                                  None    0.25%
----------------------------------------------------------
Other Expenses                              0.34%   0.34%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 Before Expense Waiver                      1.04%   1.29%
----------------------------------------------------------
Contractual Expense Waiver*                 0.24%   0.24%
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 After Expense Waiver                       0.80%   1.05%
----------------------------------------------------------

        * The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.80% and 1.05%, respectively, for the period ended April 30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

EXAMPLE

The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2009. THE EXAMPLE IS FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

EXAMPLE OF PORTFOLIO EXPENSES

         Class A Class B
------------------------
1 Year    $ 82    $108
------------------------
3 Years   $308    $388
------------------------

PRIMARY RISKS OF INVESTING IN THE PORTFOLIOS

One or more of the following primary risks may apply to your Portfolio, or, as applicable, to the Underlying Portfolios, Underlying ETFs or Master Fund in which your Portfolio invests. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio, or, as applicable, to the Underlying Portfolios, Underlying ETFs or Master Fund in which your Portfolio invests. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, American Funds Growth Strategy Portfolio and the American Funds Balanced Strategy Portfolio will be more impacted by market risk because more of their assets will be invested in U.S. and international stocks while the American Funds Moderate Strategy Portfolio will be more impacted by credit risk and interest rate risk because 50% of its assets will be invested in debt securities. Similarly, the SSgA Growth and Income ETF Portfolio will be more impacted by credit and interest rate risk than the SSgA Growth ETF Portfolio because more of its assets will be invested in fixed-income securities. Also, equity funds such as the Dreman Small Cap Value Portfolio and Legg Mason Value Equity Portfolio will be more impacted by market risk because their assets primarily will be invested in equity securities while fixed-income funds such as the Lord Abbett Bond Debenture Portfolio and Pioneer Strategic Income Portfolio will be more impacted by credit risk and interest rate risk because their assets primarily will be invested in fixed-income securities. Please refer to the Master Funds' prospectus and statement of additional information for a further discussion of the risks that may apply to the Master Funds. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio, or, as applicable, Underlying Portfolio, Underlying ETF or Master Fund, from reaching its objective, which are not described here. PLEASE NOTE THAT WITH RESPECT TO EACH ALLOCATION PORTFOLIO, EACH ETF PORTFOLIO, EACH FEEDER PORTFOLIO AND THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO, ALL REFERENCES TO A "PORTFOLIO" BELOW REFER TO THE INVESTMENTS BY ITS UNDERLYING PORTFOLIOS, UNDERLYING ETFS OR MASTER FUND, AS THE CASE MAY BE.

MARKET RISK

A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights markets or industries where there are significant returns, and could lose value if the Adviser overweights markets or industries where there are significant declines.

Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If a Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

FOREIGN INVESTMENT RISK

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

  . These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

  . Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

  . Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

  .  Foreign markets may be less liquid and more volatile than U.S. markets.

  . Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

  . Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (I.E., those having continuous operating histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

REAL ESTATE INVESTMENT RISK

Although the Portfolio will not invest in real estate directly, it may concentrate its assets in the real estate industry or may invest in securities related to the real estate industry, so your investment in the Portfolio will be closely linked to or may be impacted by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in or potential exposure to the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business--e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

ADDITIONAL INFORMATION ABOUT ETFS

An ETF is an investment company that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

  . shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

  . shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

1940 ACT LIMITATIONS ON INVESTMENTS IN UNDERLYING FUNDS

Each ETF Portfolio may invest in any type of ETF, including index-based ETFs, sector-based ETFs and fixed-income ETFs. Each ETF Portfolio may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to certain legal limitations, the ETF Portfolios would be prevented from purchasing more than 3% of an Underlying ETF's outstanding shares unless: (i) the ETF or the ETF Portfolio have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the ETF Portfolio; and (ii) the ETF and the ETF Portfolio take appropriate steps to comply with any conditions in such order. The Trust has applied for and received such exemptive relief from the SEC.

The ETF Portfolios will generally be invested in ETFs that have received an order of exemptive relief from the SEC with respect to the above investment limitations. In cases where these legal limits prevent an ETF Portfolio from buying a particular ETF that does not have such relief, the ETF Portfolio may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each ETF Portfolio may also invest in Other Investment Companies or Stock Baskets when the ETF Portfolios' investment adviser believes they represent more attractive opportunities than similar ETFs. In addition, the ETF Portfolios may invest in certain types of cash and cash equivalents, such as money market instruments or enter into repurchase agreements.

ADDITIONAL INVESTMENT STRATEGIES

In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio (or an Underlying Portfolio, in the case of the Met/Franklin Templeton Founding Strategy Portfolio, or an Underlying ETF, in the case of an ETF Portfolio), as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. Each SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. ALTHOUGH A PORTFOLIO THAT IS NOT IDENTIFIED BELOW IN CONNECTION WITH A PARTICULAR STRATEGY OR TECHNIQUE GENERALLY HAS THE ABILITY TO ENGAGE IN SUCH A TRANSACTION, ITS ADVISER (OR THE UNDERLYING PORTFOLIO'S ADVISER IN THE CASE OF MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO) CURRENTLY INTENDS TO INVEST LITTLE, IF ANY, OF THE PORTFOLIO'S ASSETS IN THAT STRATEGY OR TECHNIQUE. (PLEASE NOTE THAT SOME OF THESE STRATEGIES MAY BE A PRINCIPAL INVESTMENT STRATEGY FOR A PARTICULAR PORTFOLIO AND CONSEQUENTLY ARE ALSO DESCRIBED IN THAT PORTFOLIO'S INVESTMENT SUMMARY.) The Portfolios (or Underlying Portfolios in the case of the Met/Franklin Templeton Founding Strategy Portfolio, or Underlying ETFs, in the case of an ETF Portfolio) are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus. PLEASE NOTE THAT WITH RESPECT TO EACH ETF PORTFOLIO AND THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO, ALL REFERENCES TO A "PORTFOLIO" BELOW REFER TO THE INVESTMENTS BY ITS UNDERLYING ETFS OR UNDERLYING PORTFOLIOS, AS THE CASE MAY BE.

FEEDER PORTFOLIOS

In addition to the principal investment strategies discussed in each Feeder Portfolio's Investment Summary, the Feeder Portfolio may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by the Feeder Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Feeder Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, I.E., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Feeder Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

The SAI for the Feeder Portfolios provides a more detailed discussion of repurchase agreements. The Feeder Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

In addition to the principal investment strategies discussed in each Feeder Portfolio's Investment Summary, under adverse market or economic conditions, a Master Fund could invest for temporary defensive purposes some or all of its assets in cash, cash equivalents or other high quality short-term instruments or utilize other investment strategies that may be inconsistent with the Master Fund's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. A Master Fund may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. These measures could reduce the benefit from an upswing in the market or prevent the Master Fund from meeting its investment objective. In addition, each Master Fund may at times invest a portion of its assets in other investment strategies and techniques which are set forth in the statement of additional information of the Master Funds, which is available upon request.

                                                                            CLARION                        MET/
                                                        MET/AIM  BLACKROCK  GLOBAL    DREMAN     MET/    FRANKLIN
                                                       SMALL CAP LARGE CAP   REAL    SMALL CAP FRANKLIN   MUTUAL
                                                        GROWTH     CORE     ESTATE     VALUE    INCOME    SHARES
                                                       PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
BRADY BONDS
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COLLATERALIZED MORTGAGE OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES                                     X         X         X                   X         X
------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS                                        X         X                   X         X         X
------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
------------------------------------------------------------------------------------------------------------------
OPTIONS                                                    X         X                   X         X         X
------------------------------------------------------------------------------------------------------------------
FUTURES                                                    X         X                   X                   X
------------------------------------------------------------------------------------------------------------------
DIRECT PARTICIPATION IN CORPORATE LOANS                                                            X         X
------------------------------------------------------------------------------------------------------------------
DOLLAR ROLL TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS                                                  X                             X
------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES
------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES                                  X         X                   X
------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES                                                  X
------------------------------------------------------------------------------------------------------------------
HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS INCLUDING
BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND
CERTIFICATES OF DEPOSIT ISSUED OR GUARANTEED BY BANK
HOLDING COMPANIES IN THE U.S., THEIR SUBSIDIARIES AND
FOREIGN BRANCHES OR OF THE WORLD BANK; VARIABLE
AMOUNT MASTER DEMAND NOTES AND VARIABLE RATE NOTES
ISSUED BY U.S. AND FOREIGN CORPORATIONS                    X         X                                       X
------------------------------------------------------------------------------------------------------------------
HIGH YIELD/HIGH RISK DEBT SECURITIES                                                     X         X         X
------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS
------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES                                   X         X                   X         X
------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES
------------------------------------------------------------------------------------------------------------------
INTEREST RATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE DEBT SECURITIES                                                         X
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN OTHER INVESTMENT COMPANIES INCLUDING
PASSIVE FOREIGN INVESTMENT COMPANIES                                                                         X
------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES, INCLUDING GNMA
CERTIFICATES, MORTGAGE-BACKED BONDS                                                                X
------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------------------------------------------
NON-MORTGAGE ASSET-BACKED SECURITIES                                                               X
------------------------------------------------------------------------------------------------------------------
PIK (PAY-IN-KIND) DEBT SECURITIES AND ZERO-COUPON
BONDS                                                                                              X
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                                           X         X         X
------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                              X         X         X         X         X         X
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                X
------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS
------------------------------------------------------------------------------------------------------------------
RIGHTS AND WARRANTS                                                  X         X                             X
------------------------------------------------------------------------------------------------------------------
SECURITIES LOANS                                           X         X                   X
------------------------------------------------------------------------------------------------------------------
SHORT SALES (AGAINST THE BOX)
------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES                                                                                   X
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES                                 X         X                   X         X         X
------------------------------------------------------------------------------------------------------------------

                                                                                            LEGG
                                                                                           MASON      LEGG     LOOMIS
                                                          HARRIS                          PARTNERS    MASON    SAYLES
                                                          OAKMARK      JANUS    LAZARD   AGGRESSIVE   VALUE    GLOBAL
                                                       INTERNATIONAL   FORTY    MID CAP    GROWTH    EQUITY    MARKETS
                                                         PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
BRADY BONDS                                                                                                       X
-----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                                                                               X
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES                                                             X         X          X         X
-----------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS                                          X                     X         X          X         X
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
-----------------------------------------------------------------------------------------------------------------------
OPTIONS                                                                  X         X         X                    X
-----------------------------------------------------------------------------------------------------------------------
FUTURES                                                                  X         X                              X
-----------------------------------------------------------------------------------------------------------------------
DIRECT PARTICIPATION IN CORPORATE LOANS                                                                           X
-----------------------------------------------------------------------------------------------------------------------
DOLLAR ROLL TRANSACTIONS                                     X                                                    X
-----------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS                                X           X                   X                    X
-----------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES                                                  X                   X                    X
-----------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES                                    X           X         X         X                    X
-----------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES                                                                          X                    X
-----------------------------------------------------------------------------------------------------------------------
HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS INCLUDING
BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND
CERTIFICATES OF DEPOSIT ISSUED OR GUARANTEED BY BANK
HOLDING COMPANIES IN THE U.S., THEIR SUBSIDIARIES AND
FOREIGN BRANCHES OR OF THE WORLD BANK; VARIABLE
AMOUNT MASTER DEMAND NOTES AND VARIABLE RATE
NOTES ISSUED BY U.S. AND FOREIGN CORPORATIONS                            X         X         X                    X
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD/HIGH RISK DEBT SECURITIES                                     X                   X          X         X
-----------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS                                                       X                   X                    X
-----------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES                                                           X                    X
-----------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES                                                                           X                    X
-----------------------------------------------------------------------------------------------------------------------
INTEREST RATE TRANSACTIONS                                                                                        X
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE DEBT SECURITIES                                         X                   X          X         X
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN OTHER INVESTMENT COMPANIES INCLUDING
PASSIVE FOREIGN INVESTMENT COMPANIES                         X                               X
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES, INCLUDING GNMA
CERTIFICATES, MORTGAGE-BACKED BONDS                                      X                                        X
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES                                                                                              X
-----------------------------------------------------------------------------------------------------------------------
NON-MORTGAGE ASSET-BACKED SECURITIES                                                                              X
-----------------------------------------------------------------------------------------------------------------------
PIK (PAY-IN-KIND) DEBT SECURITIES AND ZERO-COUPON
BONDS                                                                                        X                    X
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                                                         X         X         X          X         X
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                                            X         X         X          X         X
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                        X                                                    X
-----------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS                                                                                     X
-----------------------------------------------------------------------------------------------------------------------
RIGHTS AND WARRANTS                                          X           X                   X                    X
-----------------------------------------------------------------------------------------------------------------------
SECURITIES LOANS                                             X           X         X         X                    X
-----------------------------------------------------------------------------------------------------------------------
SHORT SALES (AGAINST THE BOX)                                                                                     X
-----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES                                                                                                  X
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES                                               X         X         X
-----------------------------------------------------------------------------------------------------------------------

                                                    LORD     MFS(R)                                PIMCO
                                                   ABBETT   EMERGING     MFS(R)     OPPENHEIMER  INFLATION   PIMCO
                                                    BOND     MARKETS    RESEARCH      CAPITAL    PROTECTED   TOTAL
                                                  DEBENTURE  EQUITY   INTERNATIONAL APPRECIATION   BOND     RETURN
                                                  PORTFOLIO PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO PORTFOLIO
BRADY BONDS                                                     X                                    X         X
--------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                   X                                              X         X
--------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES                                X         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS                                   X         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------------------------------------------
OPTIONS                                                         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
FUTURES                                                         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
DIRECT PARTICIPATION IN CORPORATE LOANS               X                                              X         X
--------------------------------------------------------------------------------------------------------------------
DOLLAR ROLL TRANSACTIONS                                                                             X         X
--------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS                                   X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES                               X         X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES                             X         X           X            X
--------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES                                   X         X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS
INCLUDING BANKERS' ACCEPTANCES, COMMERCIAL
PAPER AND CERTIFICATES OF DEPOSIT ISSUED OR
GUARANTEED BY BANK HOLDING COMPANIES IN THE
U.S., THEIR SUBSIDIARIES AND FOREIGN BRANCHES OR
OF THE WORLD BANK; VARIABLE AMOUNT MASTER
DEMAND NOTES AND VARIABLE RATE NOTES ISSUED BY
U.S. AND FOREIGN CORPORATIONS                         X                     X            X           X         X
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD/HIGH RISK DEBT SECURITIES                  X                                              X         X
--------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS                                                                                   X         X
--------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES                              X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES                                              X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE TRANSACTIONS                                      X                                    X         X
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE DEBT SECURITIES                      X                     X                        X         X
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN OTHER INVESTMENT COMPANIES
INCLUDING PASSIVE FOREIGN INVESTMENT COMPANIES                  X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES, INCLUDING GNMA
CERTIFICATES, MORTGAGE-BACKED BONDS                   X                     X                        X         X
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES                                                                                 X         X
--------------------------------------------------------------------------------------------------------------------
NON-MORTGAGE ASSET-BACKED SECURITIES                            X                                    X         X
--------------------------------------------------------------------------------------------------------------------
PIK (PAY-IN-KIND) DEBT SECURITIES AND ZERO-
COUPON BONDS                                          X         X                                    X         X
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                                      X         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                                   X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                 X         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS                         X                                              X         X
--------------------------------------------------------------------------------------------------------------------
RIGHTS AND WARRANTS                                   X         X           X
--------------------------------------------------------------------------------------------------------------------
SECURITIES LOANS                                      X                     X            X           X         X
--------------------------------------------------------------------------------------------------------------------
SHORT SALES (AGAINST THE BOX)                                   X           X                        X         X
--------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES                                                                                     X         X
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES                            X         X           X            X           X         X
--------------------------------------------------------------------------------------------------------------------

                                                                                                  T. ROWE
                                                        PIONEER               SSGA       SSGA      PRICE     MET/
                                                       STRATEGIC    RCM      GROWTH   GROWTH AND  MID CAP  TEMPLETON
                                                        INCOME   TECHNOLOGY    ETF    INCOME ETF  GROWTH    GROWTH
                                                       PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
BRADY BONDS                                                X
--------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                        X
--------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES                                     X                                         X         X
--------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS                                        X         X                               X         X
--------------------------------------------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------------------------------------------
OPTIONS                                                    X         X                               X         X
--------------------------------------------------------------------------------------------------------------------
FUTURES                                                    X         X                               X         X
--------------------------------------------------------------------------------------------------------------------
DIRECT PARTICIPATION IN CORPORATE LOANS                    X
--------------------------------------------------------------------------------------------------------------------
DOLLAR ROLL TRANSACTIONS                                   X
--------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS                              X         X                               X         X
--------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES                                    X                                         X
--------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES                                            X                               X
--------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES                                        X                                         X
--------------------------------------------------------------------------------------------------------------------
HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS INCLUDING
BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND
CERTIFICATES OF DEPOSIT ISSUED OR GUARANTEED BY BANK
HOLDING COMPANIES IN THE U.S., THEIR SUBSIDIARIES AND
FOREIGN BRANCHES OR OF THE WORLD BANK; VARIABLE
AMOUNT MASTER DEMAND NOTES AND VARIABLE RATE
NOTES ISSUED BY U.S. AND FOREIGN CORPORATIONS              X                    X         X          X         X
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD/HIGH RISK DEBT SECURITIES                       X
--------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS                                         X         X                               X
--------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES                         X         X                               X         X
--------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES                                         X         X
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE TRANSACTIONS                                 X
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE DEBT SECURITIES                           X                                         X
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN OTHER INVESTMENT COMPANIES INCLUDING
PASSIVE FOREIGN INVESTMENT COMPANIES                       X         X                               X
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES, INCLUDING GNMA
CERTIFICATES, MORTGAGE-BACKED BONDS                        X
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES                                       X
--------------------------------------------------------------------------------------------------------------------
NON-MORTGAGE ASSET-BACKED SECURITIES                       X
--------------------------------------------------------------------------------------------------------------------
PIK (PAY-IN-KIND) DEBT SECURITIES AND ZERO-COUPON
BONDS                                                      X
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                                           X                                         X
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                              X                                         X         X
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                      X         X          X         X          X
--------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS                                        X
--------------------------------------------------------------------------------------------------------------------
RIGHTS AND WARRANTS                                        X                                         X         X
--------------------------------------------------------------------------------------------------------------------
SECURITIES LOANS                                           X         X                               X
--------------------------------------------------------------------------------------------------------------------
SHORT SALES (AGAINST THE BOX)                                        X
--------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES                                           X                                         X         X
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES                                 X                    X         X          X         X
--------------------------------------------------------------------------------------------------------------------

BRADY BONDS. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only in the last decade and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

CONVERTIBLE SECURITIES. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

DEPOSITARY RECEIPTS. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

These instruments are subject to market risk and foreign investment risk.

DERIVATIVES. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

DIRECT PARTICIPATION IN CORPORATE LOANS. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

DOLLAR ROLL TRANSACTIONS. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio.

The Portfolio will maintain until the settlement date the segregation, either on the records of the Adviser or with the Trust's custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

FOREIGN DEBT SECURITIES. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

FOREIGN EQUITY SECURITIES. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future--i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

HIGH QUALITY SHORT-TERM DEBT OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT ISSUED OR GUARANTEED BY BANK HOLDING COMPANIES IN THE U.S., THEIR SUBSIDIARIES AND FOREIGN BRANCHES OR OF THE WORLD BANK; VARIABLE AMOUNT MASTER DEMAND NOTES AND VARIABLE RATE NOTES ISSUED BY U.S. AND FOREIGN CORPORATIONS.

A Portfolio may at times invest in high quality, short-term debt obligations, such as commercial paper or variable amount master demand notes. Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

These instruments are subject to credit risk, interest rate risk and foreign investment risk.

HIGH YIELD/HIGH RISK DEBT SECURITIES. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

HYBRID INSTRUMENTS. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INDEXED SECURITIES. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

INTEREST RATE TRANSACTIONS. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES, INCLUDING PASSIVE FOREIGN INVESTMENT COMPANIES. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

MORTGAGE-BACKED SECURITIES, INCLUDING GNMA CERTIFICATES, MORTGAGE-BACKED BONDS AND STRIPPED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

PIK (PAY-IN-KIND) DEBT SECURITIES AND ZERO-COUPON BONDS. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

These securities are subject to credit risk and interest rate risk.

PREFERRED STOCKS. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

REAL ESTATE INVESTMENT TRUSTS. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. The Portfolio, as a shareholder of a REIT, bears a portion of the REIT's annual operating expenses.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio or the Underlying ETF at a specified date or upon demand. This technique offers a method of earning income on idle cash.

Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio or the Underlying ETF will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

RIGHTS AND WARRANTS.   Warrants basically are options to purchase equity
securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price. Warrants also include Low Exercise Price Call Warrants or other structured securities for the purpose of gaining exposure to stocks in difficult to access foreign local markets.

SECURITIES LOANS. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees of the Trust. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

SHORT SALES. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

STRUCTURED NOTES. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank and Fannie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

U.S. Government securities are subject to interest rate risk. Credit risk is remote.

DEFENSIVE INVESTMENTS

Under adverse market or economic conditions, a Portfolio (other than a Feeder Portfolio) could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Adviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

PORTFOLIO TURNOVER

The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio and RCM Technology Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio and RCM Technology Portfolio generally will have annual turnover rates of 100% or more.

DOWNGRADES IN FIXED INCOME DEBT SECURITIES

Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

MANAGEMENT

The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager in the case of the Allocation Portfolios and the Met/Franklin Templeton Founding Strategy Portfolio, the Advisers or, in the case of the Feeder Portfolios, each Master Fund's assets by its investment adviser.

Each Feeder Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if the Master Fund does not, a Feeder Portfolio may withdraw from the Master Fund, receiving either cash or securities in exchange for its interest in the Master Fund. In addition, the Manager or the Trust's Board of Trustees may withdraw a Feeder Portfolio from the Master Fund if the Master Fund's investment policies significantly change or if, over a full market cycle, the Master Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust's Board of Trustees would then consider whether a Feeder Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

Information about the Trustees and executive officers of the Trust is contained in the SAIs.

THE MANAGER

MET INVESTORS ADVISORY, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager also selects the Master Funds in which the Feeder Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of MetLife.

With respect to each Allocation Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio, in addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Allocation Portfolios, the Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Allocation Portfolios based on the investment objectives and policies of the Underlying Portfolios, the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. The Manager will rebalance the Met/Franklin Templeton Founding Strategy Portfolio's holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocation. Each Allocation Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio is managed by an Investment Committee composed of Elizabeth M. Forget, Alan C. Leland, Jr., CFA, Thomas C. McDevitt, CIMA, Darrel
A. Olson, CFA and Jeffrey L. Bernier, CIMA.

  . MS. FORGET, chair of the Committee, has been President of the Manager since December 2000, has been President and Trustee of the Trust since December 2000, has been a Senior Vice President of MetLife, Inc. since May 2007, has been President of MetLife Advisers, LLC since May 2006, and has been Trustee of Metropolitan Series Fund, Inc. since August 2006.

  . MR. LELAND, CFA, Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

  . MR. MCDEVITT, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.

  . MR. OLSON, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

  . MR. BERNIER, CIMA, joined Metropolitan Life Insurance Company in December 2007. He has been a Vice President of Metropolitan Life Insurance Company and a Vice President of the Manager since 2008. From July 2004 to December 2007 Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services. From May 2000 to December 2001 Mr. Bernier was an Assistant Vice President in the Corporate and Investment Banking division of Wachovia Securities.

The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the applicable Portfolios.

The Manager receives no compensation for its services to the Feeder Portfolios. In the event that a Feeder Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Feeder Portfolio as follows:

PORTFOLIO                        MANAGEMENT FEE
American Funds Bond Portfolio        0.55%
------------------------------------------------
American Funds Growth Portfolio      0.75%
------------------------------------------------

As compensation for its services to the Portfolios other than the Feeder Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are:

PORTFOLIO                                     MANAGEMENT FEE
Met/AIM Small Cap Growth Portfolio            0.88% of first $500 million of such assets plus
                                              0.83% of such assets over $500 million
----------------------------------------------------------------------------------------------
American Funds Balanced Allocation Portfolio  0.10%
----------------------------------------------------------------------------------------------
American Funds Growth Allocation Portfolio    0.10%
----------------------------------------------------------------------------------------------

PORTFOLIO                                           MANAGEMENT FEE
American Funds Moderate Allocation Portfolio        0.10%
-----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio                  0.625% of first $250 million of such assets plus
                                                    0.60% of such assets over $250 million up to $500 million
                                                    plus 0.575% of such assets over $500 million up to $1
                                                    billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion
-----------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate Portfolio                0.70% of first $200 million of such assets plus
                                                    0.65% of such assets over $200 million up to $750 million
                                                    plus 0.55% of such assets over $750 million
-----------------------------------------------------------------------------------------------------------------
Dreman Small Cap Value Portfolio                    0.800% of first $100 million of such assets plus
                                                    0.775% of such assets over $100 million up to $500 million plus 0.750% of such assets over $500 million up to $1
                                                    billion plus 0.725% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
Met/Franklin Income Portfolio                       0.80% of first $200 million of such assets plus
                                                    0.675% of such assets over $200 million up to $500 million plus 0.65% of such assets over $500 million
-----------------------------------------------------------------------------------------------------------------
Met/Franklin Mutual Shares Portfolio                0.80%
-----------------------------------------------------------------------------------------------------------------
Met/Franklin Templeton Founding Strategy Portfolio  0.05%
-----------------------------------------------------------------------------------------------------------------
Harris Oakmark International Portfolio              0.85% of first $100 million of such assets plus
                                                    0.80% of such assets over $100 million up to $1 billion
                                                    plus 0.75% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
Janus Forty Portfolio                               0.65% on first $1 billion of such assets plus
                                                    0.60% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
Lazard Mid Cap Portfolio                            0.70% of first $500 million of such assets plus
                                                    0.675% of such assets over $500 million up to $1 billion
                                                    plus 0.60% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Portfolio     0.65% of first $500 million of such assets plus
                                                    0.60% of such assets over $500 million up to $1 billion
                                                    plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion
-----------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity Portfolio                   0.65% of first $200 million of such assets plus
                                                    0.63% of such assets over $200 million
-----------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets Portfolio              0.70% of first $500 million of such assets plus
                                                    0.65% of such assets over $500 million up to $1 billion
                                                    plus 0.60% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                0.60% of first $250 million of such assets plus
                                                    0.55% of such assets over $250 million up to $500 million
                                                    plus 0.50% of such assets over $500 million up to $1 billion plus 0.45% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity Portfolio            1.05% of first $250 million of such assets plus
                                                    1.00% of such assets over $250 million up to $500 million
                                                    plus 0.85% of such assets over $500 million up to $1 billion plus 0.75% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio             0.80% of first $200 million of such assets plus
                                                    0.75% of such assets over $200 million up to $500 million
                                                    plus 0.70% of such assets over $500 million up to $1 billion plus 0.65% of such assets over $1 billion
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO                                   MANAGEMENT FEE
Oppenheimer Capital Appreciation Portfolio  0.65% of first $150 million of such assets plus
                                            0.625% of such assets over $150 million up to $300 million plus 0.60% of such assets over $300 million up to $500
                                            million plus 0.55% of such assets over $500 million up to
                                            $700 million plus 0.525% of such assets over $700 million
                                            up to $900 million plus 0.50% of such assets over $900
                                            million
-------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio    0.50% of first $1.2 billion of such assets plus
                                            0.45% of such assets over $1.2 billion
-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                0.50% of first $1.2 billion of such assets plus
                                            0.475% of such assets over $1.2 billion
-------------------------------------------------------------------------------------------------------
Pioneer Strategic Income Portfolio          0.60% of first $500 million of such assets plus
                                            0.55% of such assets over $500 million up to $1 billion
                                            plus 0.53% of such assets over $1 billion
-------------------------------------------------------------------------------------------------------
RCM Technology Portfolio                    0.88% of first $500 million of such assets plus
                                            0.85% of such assets over $500 million
-------------------------------------------------------------------------------------------------------
SSgA Growth ETF Portfolio*                  0.33% of first $500 million of such assets plus
                                            0.30% of such assets over $500 million
-------------------------------------------------------------------------------------------------------
SSgA Growth and Income ETF Portfolio*       0.33% of first $500 million of such assets plus
                                            0.30% of such assets over $500 million
-------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth Portfolio      0.75% of such assets
-------------------------------------------------------------------------------------------------------
Met/Templeton Growth Portfolio              0.70% of first $100 million of such assets plus
                                            0.68% of such assets over $100 million up to $250 million
                                            plus 0.67% of such assets over $250 million up to $500
                                            million plus 0.66% of such assets over $500 million up to
                                            $750 million plus 0.65% of such assets over $750 million
-------------------------------------------------------------------------------------------------------

* The Manager has agreed to contractually waive a portion of the management fees paid by the ETF Portfolios through April 30, 2009. With respect to each ETF Portfolio, these waivers will reduce the management fee on the first $500 million of the ETF Portfolio's average daily net assets from 0.33% to 0.30%.

A discussion regarding the basis of the decision of the Trust's Board of Trustees' to approve the Management Agreement with the Manager and the investment advisory agreements with the Advisers, if applicable, is available in each Portfolio's annual or semi-annual report.

EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of certain Portfolios until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business, with respect to each Allocation Portfolio, each ETF Portfolio, each Feeder Portfolio and Met/Franklin Templeton Founding Strategy Portfolio acquired find fees and expenses, and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following respective expense ratios:

                                                     TOTAL EXPENSES LIMITED TO
 PORTFOLIOS                                          (% OF DAILY NET ASSETS)
 American Funds Balanced Allocation Portfolio                  0.10%
 American Funds Bond Portfolio                                 0.10%
 American Funds Growth Portfolio                               0.10%
 American Funds Growth Allocation Portfolio                    0.10%
 American Funds Moderate Allocation Portfolio                  0.10%
 Dreman Small Cap Value Portfolio                              1.10%
 Met/Franklin Income Portfolio                                 0.90%
 Met/Franklin Mutual Shares Portfolio                          0.90%
 Met/Franklin Templeton Founding Strategy Portfolio            0.05%
 Lazard Mid Cap Portfolio                                      0.80%
 MFS(R) Emerging Markets Equity Portfolio                      1.30%
 Oppenheimer Capital Appreciation Portfolio                    0.75%
 RCM Technology Portfolio                                      1.10%
 SSgA Growth ETF Portfolio                                     0.55%
 SSgA Growth and Income ETF Portfolio                          0.55%
 Met/Templeton Growth Portfolio                                0.80%

Each Portfolio may at a later date reimburse the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

THE ADVISERS

Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio, other than the Allocation Portfolios, the Met/Franklin Templeton Founding Strategy Portfolio and the Feeder Portfolios, is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAIs provide additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

INVESCO AIM CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Small Cap Growth Portfolio of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $149 billion as of December 31, 2007.

AIM uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

  . JULIET S. ELLIS (lead manager), Senior Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

  . JUAN R. HARTSFIELD, Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

  . CLAY MANLEY, Portfolio Manager, has been responsible for the Portfolio since 2008 and has been with AIM and/or its affiliates since 2001.

  . They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Portfolio's holdings, but do not have day-to-day management responsibilities with respect to the Portfolio's holdings. Members of the Team may change from time to time.

BLACKROCK ADVISORS, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the Adviser to the BlackRock Large Cap Core Portfolio of the Trust. BlackRock Advisors, LLC is a wholly-owned subsidiary of BlackRock, Inc., which is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.

  . ROBERT C. DOLL, Jr., is the senior portfolio manager and is primarily responsible for the day-to-day management of the Portfolio and the selection of its investments. He has been the Portfolio's and its predecessor's portfolio manager since 2003. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was President of FAM and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM"), from 2001 to 2006. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

ING CLARION REAL ESTATE SECURITIES L.P. (the "Adviser") serves as Adviser to the Clarion Global Real Estate Portfolio of the Trust. The Adviser was founded in 1969 and is a Delaware limited partnership. The Adviser is an indirect, wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments. The Adviser's principal address is 200 King of Prussia, Radnor, PA 19087. The Adviser is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2007, were valued in excess of $17 billion.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

  . T. RITSON FERGUSON, Chief Investment Officer ("CIO") and Portfolio Manager, has 22 years of real estate investment experience. Mr. Ferguson has managed the ING Global Real Estate Fund's portfolio since November 2001. Mr. Ferguson has served as Co-CIO and more recently CIO of the Adviser since 1991.

  . STEVEN D. BURTON, Managing Director and Portfolio Manager, is a member of the Adviser's Investment Committee and has managed the ING Global Real Estate Fund's portfolio since November 2001. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Mr. Burton joined the Adviser in 1995.

  . JOSEPH P. SMITH, Managing Director and Portfolio Manager, is a member of the Adviser's Investment Committee of the Adviser and has managed the ING Global Real Estate Fund's portfolio since February 2007. Mr. Smith joined ING Clarion in 1997 and has 14 years of real estate investment management experience.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Adviser became the adviser to the Clarion Global Real Estate Portfolio in April 2008. In order to provide you with information regarding the investment capabilities of the Adviser, performance information regarding the ING Global Real Estate Fund ("ING Fund") is presented. The Portfolio and the ING Fund, which is also advised by the Adviser, have substantially similar investment objectives, policies, and strategies. Management fees paid by the ING Fund are higher than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the ING Fund, the average annual return during the period would have been higher than the returns set forth below. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of ING Fund and the Portfolio will vary.

The table below compares the ING Global Real Estate Fund's average annual compounded total returns on a before tax basis for the 1- and 5-year periods and from inception through 12/31/07 with the S&P/Citigroup World Property Index, an unmanaged index which tracks the performance of the investable universe of publicly traded property companies with more than 450 constituents from 24 countries. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Average Annual Total Return as of 12/31/07
------------------------------------------------------------
                                                       Since
                                      1 Year 5 Years Inception
------------------------------------- ------ ------- ---------
ING Global Real Estate Fund--Class A
 Before Taxes                         -6.87%  23.49%   20.77%*
S&P/Citigroup World Property Index    -7.27%  23.55%   20.32%*
* Inception date is 11/5/01.

DREMAN VALUE MANAGEMENT, LLC ("Dreman"), 520 East Cooper Avenue, Aspen, Colorado 81611 is the Adviser to the Dreman Small Cap Value Portfolio of the Trust. Dreman was founded in 1977 and managed over $18 billion in assets as of December 31, 2007.

  . Messrs. DAVID M. DREMAN, E. CLIFTON HOOVER, JR and MARK ROACH serve as Co-Portfolio Managers of the Portfolio. Mr. Dreman is the founder, Chairman and Chief Investment Officer of Dreman and has been with Dreman since its inception in 1997. Mr. Hoover is a Co-Chief Investment Officer, Co-Research Director and Portfolio Manager of Dreman's Large and Small Cap Value Strategies. Mr. Hoover joined Dreman in December 2006. Prior to that time, he was a Managing Director and Portfolio Manager at NFJ Investment Group since 1997. Mr. Roach is a Managing Director of Dreman and a Portfolio Manager of Mid-Cap and Small-Cap Products. Mr. Roach joined Dreman in November 2006. Prior to that time, he was with Vaughn Nelson Investment Management since 2002 and has been in the investment management business since 1997.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Dreman Small Cap Value Portfolio and the DWS Dreman Small Cap Value Fund, (formerly Scudder Dreman Small Cap Value Fund) which is also advised by Dreman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in 2005, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Dreman, performance information regarding the DWS Dreman Small Cap Value Fund is presented. Management fees paid by the DWS Dreman Small Cap Value Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the DWS Dreman Small Cap Value Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the DWS Dreman Small Cap Value Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of DWS Dreman Small Cap Value Fund and the Portfolio will vary.

The table below compares the DWS Dreman Small Cap Value Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the Russell 2000 Value Index, an unmanaged under which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

            Average Annual Total Return as of 12/31/07
------------------------------------------------------------------
                                              1 Year 5 Year 10 Year
--------------------------------------------- ------ ------ -------
Dreman Small Cap Value Fund (Class A shares)
 (without sales charge)                        2.48% 20.00%  8.07%
Russell 2000 Value Index                      -9.79% 15.90%  9.06%

FRANKLIN ADVISERS, INC. ("Franklin Advisers"), One Franklin Parkway, San Mateo, California 94403-1906, is the Adviser to the Met/Franklin Income Portfolio of the Trust. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Advisers and its affiliates managed over $643 billion in assets as of December 31, 2007.

The Met/Franklin Income Portfolio is managed by a team of professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

  . EDWARD D. PERKS CFA, Senior Vice President. Mr. Perks joined Franklin Templeton in 1992.

  . CHARLES B. JOHNSON, Chairman of Franklin Resources, Inc. He joined Franklin Templeton in 1957.

Mr. Perks has primary responsibility for the investments of the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Met/Franklin Income Portfolio and the Franklin Income Fund, a retail fund which is also advised by Franklin Advisers, have substantially similar investment objectives, policies, and strategies. Since the Met/Franklin Income Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Franklin Advisers, performance information regarding the Franklin Income Fund is presented. Management fees paid by the Franklin Income Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Franklin Income Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Franklin Income Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Franklin Income Fund and the Portfolio will vary.

The table below compares the Franklin Income Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Average Annual Total Return as of 12/31/07
------------------------------------------------------------
                                      1 Year 5 Years 10 Years
------------------------------------- ------ ------- --------
Franklin Income Fund--Advisor Class    5.08%  13.56%   8.60%
S&P 500 Index                          5.48%  12.82%   5.89%
Lehman Brothers U.S. Aggregate Index   6.97%   4.42%   5.97%

FRANKLIN MUTUAL ADVISERS, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Adviser to the Met/Franklin Mutual Shares Portfolio of the Trust. Franklin Mutual is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Mutual and its affiliates managed over $643 billion in assets as of December 31, 2007.

The following individuals are jointly responsible for the day-to-day management of the Met/Franklin Mutual Shares Portfolio:

  . PETER A. LANGERMAN, Co-Portfolio Manager. Mr. Langerman is the President and Chief Executive Officer of Franklin Mutual. He rejoined Franklin Templeton in 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and a member of the management team of the Franklin Mutual Series Fund, Inc., including the Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.

  . F. DAVID SEGAL CFA, Co-Portfolio Manager. He joined Franklin Templeton in 2002.

  . DEBORAH A. TURNER CFA, Assistant Portfolio Manager. She joined Franklin Templeton in 1996.

Messrs. Langerman and Segal have primary responsibility for the investments of the Portfolio. Ms. Turner provides research and advice on the purchases and sales of individual securities and portfolio risk assessment.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Met/Franklin Mutual Shares Portfolio and the Mutual Shares Fund, a retail fund which is also advised by Franklin Mutual, have substantially similar investment objectives, policies, and strategies. Since the Met/Franklin Mutual Shares Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Franklin Mutual, performance information regarding the Mutual Shares Fund is presented. Management fees paid by the Mutual Shares Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Mutual Shares Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Mutual Shares Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Mutual Shares Fund and the Portfolio will vary.

The table below compares the Franklin Income Fund's average annual compounded total returns for the 1-,5- and 10-year periods through 12/31/07 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

    Average Annual Total Return as of 12/31/07
---------------------------------------------------
                             1 Year 5 Years 10 Years
---------------------------- ------ ------- --------
Mutual Shares Fund--Class Z   3.30%  14.25%   9.26%
S&P 500 Index                 5.48%  12.82%   5.89%

HARRIS ASSOCIATES L.P. ("Harris"), Two North La Salle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based Natixis Global Asset Management L.P. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $65.7 billion of assets as of December 31, 2007.

  . DAVID G. HERRO, CFA, Partner and Chief Investment Officer-International, and ROBERT A. TAYLOR, CFA, Partner and Director of International Research, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Taylor joined Harris in 1994 as an International Analyst.

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Forty Portfolio of the Trust. Janus (together with its predecessors) has served as an investment adviser since 1969 and serves as investment adviser or sub-adviser to Separately Man-aged Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2007, JCGI had approximately $206.7 billion in assets under management.

  . RON SACHS, CFA, manages the Janus Forty Portfolio, which he has managed since January 2008. Mr. Sachs is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as a Portfolio Manager of other Janus-advised mutual funds since June 2000. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. He holds the Chartered Financial Analyst designation.

CLEARBRIDGE ADVISORS, LLC ("ClearBridge"), 620 8/th/ Avenue, New York, New York 10018, is the Adviser to the Legg Mason Partners Aggressive Growth Portfolio of the Trust. ClearBridge is an investment advisor that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Assets under management by ClearBridge were approximately $100.5 billion as of December 31, 2007. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc.

The following individuals are jointly responsible for managing the Portfolio:

  . RICHARD FREEMAN, is an investment officer of ClearBridge. Mr. Freeman has managed the Legg Mason Partners Aggressive Growth Fund, Inc. on which the Portfolio is modeled since its inception in 1983 and has more than 29 years of investment experience.

  . EVAN BAUMAN, has been with the organization since 1996 and has over 10 years of investment experience.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Legg Mason Partners Aggressive Growth Portfolio and the Legg Mason Partners Aggressive Growth Fund ("Aggressive Growth Fund"), which is sub-advised by ClearBridge, have substantially similar investment objectives, policies, and strategies. ClearBridge began managing the Portfolio in October 2006. In order to provide you with information regarding the investment capabilities of ClearBridge, performance information regarding the Aggressive Growth Fund is presented. Management fees paid by the Aggressive Growth Fund are more than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Aggressive Growth Fund, the average annual return during the period would have been more than the returns set forth below. The result assumes that the current management fee paid by the Aggressive Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Aggressive Growth Fund and the Portfolio will vary. The table below compares the Aggressive Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the Russell 3000 Growth Index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

         Average Annual Total Return as of 12/31/07
--------------------------------------------------------------------------
                                             1 Year    5 Year    10 Years
  ---------------------------------------    --------- --------- --------
Aggressive Growth Fund**
 Class A shares (without sales charge)        1.22%    13.19%     12.08%
Russell 3000 Growth Index                    11.40%    12.42%      3.83%
**Prior to April 7, 2006, known as Smith Barney Aggressive Growth Fund, Inc.

LAZARD ASSET MANAGEMENT LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, ("Lazard") serves as the Adviser to the Lazard Mid Cap Portfolio of the Trust. Lazard is a wholly-owned subsidiary of Lazard, Ltd., Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The following individuals are jointly responsible for managing the Portfolio:

  . CHRISTOPHER BLAKE, Managing Director, Portfolio/Analyst. Christopher Blake is a Managing Director of Lazard and a Portfolio Manager/Analyst for the U.S. Mid Cap and Strategic Equity portfolios (including the North American Equity Fund, the brand name of the U.S. Strategic Equity offshore fund). He joined Lazard in 1995. Mr. Blake was a Lazard Research Analyst covering the consumer sector, and beginning in 1996, was a Research Analyst on the U.S. Small Cap team.

  . GARY BUESSER, CFA, Director, Portfolio Manager. He is a Portfolio Manager for the U.S. Mid Cap and Strategic Equity portfolios. Prior to joining the Lazard in 2000, Mr. Buesser worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. He began working in the investment field in 1983.

  . ROBERT A. FAILLA, CFA, Director, Portfolio Manager. Robert Failla is a Senior Vice President of Lazard, and a Portfolio Manager for the U.S. Mid Cap and Strategic Equity portfolios. Prior to joining Lazard in 2003,
     Mr. Failla was associated with AllianceBernstein, where he worked as a Portfolio Manager on a large-cap and all-cap product. He began working in the investment field in 1993.

  . ANDREW LACEY, Deputy Chairman, U.S. and Global Products. Andrew Lacey is a Deputy Chairman of Lazard for U.S. and Global products. He is also a portfolio manager on the U.S. Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap, and U.S. Strategic products. Mr. Lacey become a full-time member of the equity team in 1996.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Lazard Mid Cap Portfolio and the Lazard Mid Cap Fund, which is also advised by Lazard, have substantially similar investment objectives, policies, and strategies. Lazard began managing the Portfolio in December 2005. In order to provide you with information regarding the investment capabilities of Lazard, performance information regarding the Lazard Mid Cap Fund is presented. Management fees paid by the Lazard Mid Cap Fund are greater than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Lazard Mid Cap Fund, the average annual return during the period would have been higher than the returns set forth below. This result assumes that the current management fee paid by the Lazard Mid Cap Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Lazard Mid Cap Fund and the Portfolio will vary.

The table below compares the Lazard Mid Cap Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the S&P Mid Cap 400 Index, an unmanaged index which measures the performance of mid-sized companies and covers approximately 7% of the U.S. equities market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

          Average Annual Total Return as of 12/31/07
---------------------------------------------------------------
                                          1 Year 5 Year 10 Year
----------------------------------------- ------ ------ -------
Lazard Mid Cap Fund--Institutional Class  -2.93% 14.38%  9.61%
S&P Mid Cap 400 Index                      7.98% 16.20% 11.19%

LEGG MASON CAPITAL MANAGEMENT, INC. ("LMCM"), 100 Light Street, Baltimore, Maryland 21202, is the Adviser to the Legg Mason Value Equity Portfolio of the Trust. LMCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2007, LMCM and its sister company had aggregate assets under management of approximately $59.7 billion.

  . MARY CHRIS GAY, as portfolio manager, has primary responsibility for the day-to-day management of the Portfolio. Ms. Gay will employ the investment strategies of Bill Miller, the Chief Investment Officer ("CIO") of LMCM. Ms. Gay is a Senior Vice President and Portfolio Manager at LMCM. Ms. Gay has managed or co-managed equity funds advised by LMCM since 1998 and has been employed by one or more affiliates of Legg Mason, Inc. ("Legg Mason") since 1989. Mr. Miller, as CIO, leads LMCM's investment team and is the creator of the LMCM investment process. Mr. Miller has been associated with Legg Mason since 1982.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Legg Mason Value Equity Portfolio and the Legg Mason Value Trust, Inc. ("Legg Mason Value Trust"), which is also advised by LMCM, have substantially similar investment objectives, policies and strategies. LMCM began managing the Legg Mason Value Trust on April 1, 2005. Prior to that date, the Legg Mason Value Trust was managed by Legg Mason Funds Management, Inc. ("LMFM"), an affiliate of LMCM. LMFM and LMCM have substantially the same portfolio management personnel. The Legg Mason Value Trust is managed in the same manner both before and after April 1, 2005. Since the Portfolio commenced operations in November, 2005, it has a limited operating history. In order to provide you with information regarding the investment capabilities of LMCM, performance information regarding the Legg Mason Value Trust is presented. Management fees paid by the Legg Mason Value Trust are more than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Legg Mason Value Trust, the average annual return during the period would have been higher than the returns set forth below. This result assumes that the current management fee paid by the Legg Mason Value Equity Trust, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Legg Mason Value Trust and the Portfolio will vary.

The table below compares the Legg Mason Value Trust's average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2007 with the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

            Average Annual Total Return as of 12/31/07
------------------------------------------------------------------
                                              1 Year 5 Year 10 Year
--------------------------------------------- ------ ------ -------
Legg Mason Value Trust--Primary Class shares  -6.66% 10.83%  7.92%
S&P 500 Index                                  5.49% 12.83%  5.91%

LOOMIS, SAYLES & COMPANY, L.P. ("Loomis Sayles"), One Financial Center, Boston, Massachusetts 02111, is the Adviser to the Loomis Sayles Global Markets Portfolio of the Trust. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $130 billion in assets under management as of December 31, 2007.

The Portfolio is managed by a team of portfolio managers:

  . MARK B. BARIBEAU, CFA, Vice President of Loomis Sayles, joined the firm in 1989. He is the Growth portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

  . DANIEL J. FUSS, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

  . WARREN N. KOONTZ, CFA, Vice President of Loomis Sayles, joined the firm in 1995. He is the Value portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

  . DAVID ROLLEY, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Loomis Sayles Global Markets Portfolio and the Loomis Sayles Global Markets Fund, which is also advised by Loomis Sayles, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in 2006, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Loomis Sayles, performance information regarding the Loomis Sayles Global Markets Fund is presented. Management fees paid by the Loomis Sayles Global Markets Fund are higher than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Loomis Sayles Global Markets Fund, the average annual return during the periods would have been higher than the numbers set forth below. This result assumes that the current management fee paid by the Loomis Sayles Global Markets Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Loomis Sayles Global Markets Fund and the Portfolio will vary.

The table below compares the Loomis Sayles Global Markets Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the MSCI World Index, an index that measures global developed market equity performance and the Citigroup World Government Bond Index ("Citigroup
WGBI), an index that measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

                                   1 Year 5 Year 10 Year
---------------------------------- ------ ------ -------
Loomis Sayles Global Markets Fund
 (Class Y shares)                  26.49% 18.77%  13.32%
MSCI World Index                    9.57% 17.53%   7.45%
Citigroup WGBI                     10.95%  6.81%   6.31%

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $110 billion in mutual funds and other advisory accounts as of December 31, 2007.

  . Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. CHRISTOPHER J. TOWLE, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle joined Lord Abbett in 1987, is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1980. He has been a member of the team since 1993.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS(R) Emerging Markets Equity and MFS(R) Research International Portfolios of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $198 billion as of December 31, 2006.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

  . The Portfolio is managed by NICHOLAS D. SMITHIE, an investment officer of MFS. Mr. Smithie has been a portfolio manager with MFS since 2002 and has been in the investment management area of MFS since 1998.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The MFS(R) Emerging Markets Equity Portfolio and the MFS(R) Emerging Markets Equity Fund, which is also advised by MFS, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in 2006, it does not have a significant operating history. MFS began managing all of the assets of the MFS(R) Emerging Markets Equity Fund on November 30, 1999. Prior to November 30, 1999, another investment adviser managed certain assets of the Fund. Performance information for periods prior to November 30, 1999 reflects this former sub-investment advisory relationship. In order to provide you with information regarding the investment capabilities of MFS, performance information regarding the MFS(R) Emerging Markets Equity Fund is presented. Management fees paid by the MFS(R) Emerging Markets Equity Fund are the same as the fees paid by the Portfolio. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of MFS(R) Emerging Markets Equity Fund and the Portfolio will vary.

The table below compares the MFS(R) Emerging Markets Equity Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

            Average Annual Total Return as of 12/31/07
------------------------------------------------------------------
                                              1 Year 5 Year 10 Year
--------------------------------------------- ------ ------ -------
MFS(R) Emerging Markets Equity Fund (Class A
 shares) (Without Sales Charge)               35.46% 35.61%  12.55%
MSCI Emerging Markets Index                   39.78% 37.46%  14.53%

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

  . The Portfolio is managed by a committee of research analysts under the general supervision of THOMAS MELENDEZ and JOSE LUIS GARCIA.

  . Mr. Melendez, an investment officer of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

  . Mr. Garcia, an investment officer of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.

OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11/th/ Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $260 billion in assets as of December 31, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts.

  .  MARC L. BAYLIN, CFA acts as a manager of the Portfolio.

  . Mr. Baylin joined Oppenheimer on September 6, 2005 as a Vice President. Prior to joining Oppenheimer, he was Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T. Rowe Price where he was an analyst from June 1993 and a portfolio manager from March 1999 to June 2002.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. As of December 31, 2007, PIMCO had approximately $746.3 billion in assets under management.

PIMCO TOTAL RETURN PORTFOLIO

  . WILLIAM H. GROSS, CFA, Managing Director and co-chief investment officer, was a founding partner of PIMCO in 1971.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

  . MIHIR WORAH is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.

PIONEER INVESTMENT MANAGEMENT, INC., 60 State Street, Boston, Massachusetts 02109, is the Adviser to the Pioneer Strategic Income Portfolio of the Trust. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer provides investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2007, assets under management were approximately $78.6 billion.

  . Day-to-day management of the Portfolio is the responsibility of KENNETH J. TAUBES. Mr. Taubes is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Taubes is responsible for overseeing the U.S. and global fixed income teams. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982.

RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111, is the Adviser to the RCM Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2007, RCM had over $19.8 billion in assets under management.

  . WALTER C. PRICE, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.

  . HUACHEN CHEN, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.

SSGA FUNDS MANAGEMENT, INC. ("SSgA FM"), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Adviser to the SSgA Growth ETF and SSgA Growth and Income ETF Portfolios of the Trust. SSgA FM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. With over $1.8 trillion under management as of June 30, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolios are managed by the SSgA Asset Allocation Team. Key professionals primarily involved in the day-to-day portfolio management for each of the Portfolios include ALISTAIR LOWE and DANIEL FARLEY, CFA.

  . Mr. Lowe is an Executive Vice President of SSgA, a Principal of SSgA FM and the Global Asset Allocation and Currency CIO, responsible for the management and development of asset allocation and currency strategies for institutional clients worldwide. Previously, Mr. Lowe was head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. He is a member of SSgA's Investment Committee and Executive Management Group.
     Mr. Lowe joined SSgA in 1996.

  . Mr. Farley is a Managing Director of SSgA, a Principal of SSgA FM and the Head of SSgA's US Asset Allocation Team. In this role, he is responsible for the firm's strategic/tactical asset allocation and exposure management clients in the U.S. He is also a senior portfolio manager, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm's Charitable Asset Management group. Mr. Farley joined SSgA in 1992.

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2007, T. Rowe Price and its affiliates managed approximately $400 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

  . The investment management decisions for the Portfolio are made by an Investment Advisory Committee. BRIAN W. H. BERGHUIS acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

TEMPLETON GLOBAL ADVISORS LIMITED ("Templeton"), Lyford Cay, Nassau, Bahamas, is the Adviser to the Met/Templeton Growth Portfolio of the Trust. Templeton is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Templeton and its affiliates managed over $643 billion in assets as of December 31, 2007.

The Met/Templeton Growth Portfolio is managed by a team of professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

  . LISA F. MYERS CFA, Senior Vice President of Templeton. Ms. Myers provides research and advice on purchases and sales of individual securities and portfolio risk assessment. She joined Franklin Templeton in 1996.

  . TUCKER SCOTT CFA, Executive Vice President of Templeton. Mr. Scott provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 1996.

  . CYNTHIA L. SWEETING CFA, President of Templeton. She joined Franklin Templeton in 1997.

Ms. Sweeting has primary responsibility for the investments of the Fund. She has authority over all aspects if the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

PRIOR EXPERIENCE WITH COMPARABLE FUND

The Met/Templeton Growth Portfolio and the Templeton Growth Fund, Inc., a retail fund which is also advised by Franklin Mutual, have substantially similar investment objectives, policies, and strategies. Since the Met/Templeton Growth Portfolio commenced operations in April 2008, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Templeton, performance information regarding the Templeton Growth Fund, Inc. is presented. Management fees paid by the Templeton Growth Fund, Inc. are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Templeton Growth Fund, Inc., the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Templeton Growth Fund, Inc., as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Templeton Growth Fund, Inc. and the Portfolio will vary.

The table below compares the Templeton Growth Fund, Inc.'s average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/07 with the MSCI World Index, a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

            Average Annual Total Return as of 12/31/07
------------------------------------------------------------------
                                            1 Year 5 Years 10 Years
------------------------------------------- ------ ------- --------
Templeton Growth Fund, Inc.--Advisor Class   2.44%  16.20%   9.72%
MSCI World Index                             9.57%  17.53%   7.45%

THE MASTER FUNDS' INVESTMENT ADVISER

Under the terms of the agreement between the investment adviser and the Master Funds' trust, the investment adviser develops a plan for investing the assets of each Master Fund, selects the assets to be purchased and sold by the Master Fund, selects the broker-dealer or broker-dealers through which the Master Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Master Funds is the responsibility of the investment adviser's portfolio counselors. The portfolio counselors of the Master Funds are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY ("CRMC"), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to each of the Master Funds and other mutual funds, including the American Funds. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2007, CRMC had in excess of $1.3 billion in assets under management.

The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2007 is as follows:

MASTER FUND   MANAGEMENT FEE
Bond Fund*        0.36%
-----------------------------
Growth Fund*      0.29%
-----------------------------

* CRMC is voluntarily waiving a portion of management fees. If these waivers were not in place the management fees for Bond Fund and Growth Fund would be 0.40% and 0.32%, respectively. Please see the financial highlights table in the Master Funds' prospectus or its annual report for details.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a Master Fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio. The primary portfolio counselors for each Master Fund are listed below.

BOND FUND

                                                                               Approximate Years of
                                                                                 Experience as an
                                                                               Investment Professional
     Portfolio                                   Years of Experience as        -----------------------
  Counselor for the                             Portfolio Counselor (and            With
     Fund/Title        Primary Title with       research professional, if           CRMC        Total
  (if applicable)      CRMC (or affiliate)      applicable) (approximate)      (or affiliate)   Years
------------------------------------------------------------------------------------------------------
Abner D. Goldstine      Senior Vice         12 years                                 41          56
Senior Vice President   President-Fixed     (since the Fund began operations)
                        Income, and
                        Director, CRMC
------------------------------------------------------------------------------------------------------
John H. Smet            Senior Vice         12 years                                 25          26
Senior Vice President   President-Fixed     (since the Fund began operations)
                        Income, CRMC
------------------------------------------------------------------------------------------------------
David C. Barclay        Senior Vice         10 years                                 20          27
                        President-Fixed
                        Income, CRMC
------------------------------------------------------------------------------------------------------
Mark H. Dalzell         Senior Vice         3 years                                  20          30
                        President, CRMC
------------------------------------------------------------------------------------------------------

PERFORMANCE OF MASTER FUND

The American Funds Bond Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

 LOGO

The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with: (1) the Citigroup Broad Investment Grade (BIG) Bond Index, a market capitalization-weighted index that includes fixed rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment grade corporate bonds with a maturity of one year or longer, and (2) the Lehman Brothers Aggregate Bond Index, an index that represents the U.S. investment-grade fixed-rate bond market and includes re-invested dividends and/or distributions. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

            Average Annual Total Return as of 12/31/07
--------------------------------------------------------------------
                                               1 Year 5 Year 10 Year
---------------------------------------------- ------ ------ -------
American Funds Bond Portfolio--Class C shares  2.93%  5.57%   4.93%
Citigroup BIG Index                            7.22%  4.55%   6.03%
Lehman Brothers Aggregate Bond Index           6.96%  4.42%   5.97%

GROWTH FUND

                                                                           Approximate Years of
                                                                             Experience as an
                                                                           Investment Professional
    Portfolio                                  Years of Experience as      -----------------------
 Counselor for the                            Portfolio Counselor (and          With
    Fund/Title        Primary Title with     research professional, if          CRMC        Total
 (if applicable)     CRMC (or affiliate)      applicable)(approximate)     (or affiliate)   Years
--------------------------------------------------------------------------------------------------
Donnalisa P. Barnum  Senior Vice           5 years                               22          27
                     President- Capital
                     World Investors,
                     CRMC
--------------------------------------------------------------------------------------------------
Gregg E. Ireland     Senior Vice           1 year                                35          35
                     President- Capital
                     World Investors,
                     CRMC
--------------------------------------------------------------------------------------------------
Michael T. Kerr      Senior Vice           2 years                               23          25
                     President- Capital
                     World Investors, and
                     Director, CRMC
--------------------------------------------------------------------------------------------------
Ronald B. Morrow     Senior Vice           4 years (plus 6 years of prior        10          39
                     President- Capital    experience as an investment
                     World Investors,      analyst for the Fund)
                     CRMC
--------------------------------------------------------------------------------------------------

PERFORMANCE OF MASTER FUND

The American Funds Growth Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio's performance will be based on the performance of the Master Fund for the year ended December 31, 2007 adjusted to reflect the Portfolio's estimated expenses for the year ended December 31, 2008 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

 LOGO

The table below compares the Portfolio's Class C shares average annual compounded total returns (based on the performance of the Master Fund's Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/07 with the S&P 500 Index, a market capitalization-weighted unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

             Average Annual Total Return as of 12/31/07
----------------------------------------------------------------------
                                                 1 Year 5 Year 10 Year
------------------------------------------------ ------ ------ -------
American Funds Growth Portfolio--Class C shares  11.79% 16.64% 11.21%
S&P 500 Index                                     5.49% 12.83%  5.91%

DISTRIBUTION PLANS

Each Portfolio has adopted for its Class B, Class C and Class E shares, as applicable, a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% for Class B shares, up to 1.00% for Class C shares and up to 0.25% for Class E shares of the average daily net assets of each Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments with respect to Class B shares, Class C shares and Class E shares are limited to 0.25%, 0.55% and 0.15%, respectively, of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

SHAREHOLDER INFORMATION

The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to vote in order for MetLife to echo vote the remaining unvoted votes. MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether an item passes or fails. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

FUNDS OF FUNDS STRUCTURE

Each Underlying Portfolio and Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio's or Underlying ETF's expense. As a shareholder of an Underlying Portfolio or unitholder of an Underlying ETF, the Met/Franklin Templeton Founding Strategy Portfolio, an Allocation Portfolio or ETF Portfolio will have the same voting rights as other unitholders and shareholders. An ETF Portfolio has the right to decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of an ETF Portfolio to do so.

MASTER-FEEDER STRUCTURE

Each Master Fund will have other shareholders, each of whom will pay their proportionate share of the Master Fund's expense. As a shareholder of Master Fund, a Feeder Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. A Feeder Portfolio has the right to switch master funds or decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Feeder Portfolio to do so.

DISCLOSURE OF PORTFOLIO HOLDINGS

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of each Portfolio;
(ii) complete portfolio holdings for each Portfolio; and (iii) the percentage of each Portfolio's net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter end. Subject to limited exceptions, the information regarding each Portfolio's ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and each Portfolio's complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter). Notwithstanding the above, the MetLife Asset Allocation Portfolios post a complete list of their holdings generally on or about ten (10) business days following the end of each calendar quarter.

Each Portfolio may exclude any information when doing so is deemed in the Portfolio's best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, a Portfolio's ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust's custodian after certain established cut-off times.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Information on the portfolio holdings of the Master Funds is posted on the American Funds website (www.americanfunds.com).

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

TAXES

Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains, so that the Portfolio will incur no federal income tax.

Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors.

Similarly, an investment in an Underlying Portfolio or Master Fund by a Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio or Master Fund, so long as shares of the Underlying Portfolio or Master Fund are owned, directly or through Portfolios, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios, Underlying Portfolios and Master Funds are and will be so owned. Thus so long as each Portfolio, Underlying Portfolio or Master Fund meets the section 817(h) diversification tests, each Contract will also meet those tests. The assets of the ETF Portfolios will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the ETF Portfolios. Accordingly, each Underlying ETF is considered an "asset" of the ETF Portfolio, and each ETF Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of Section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under an ETF Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser might otherwise believe to be desirable. See the prospectus for the Contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

REPORT TO POLICYHOLDERS

The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

SALES AND PURCHASES OF SHARES

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares, Class B shares, Class C shares and Class E shares of the Portfolios, as applicable, only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

PURCHASE AND REDEMPTION OF SHARES

MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio next determined after such orders are placed. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B, Class C and Class E shares are subject to a Rule 12b-1 fee of 0.25%, 0.55% and 0.15%, respectively, of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

The Class 1 shares of each Master Fund, which the Feeder Portfolios will purchase, are not subject to a Rule 12b-1 Fee. Similarly, the Class 1 shares and Class A shares of the Underlying Portfolios, as applicable, which the Allocation Portfolios and the Met/Franklin Templeton Founding Strategy Portfolio will purchase, are not subject to a Rule 12b-1 Fee.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cash flows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. If, based on such monitoring, the Manager believes (i) that a Portfolio's cash flows may reflect a pattern of market timing or (ii) that a Portfolio's cash flows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of Portfolio, amount of assets), the Manager will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust's Portfolios and limit transactions that violate the Trust's policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

VALUATION OF SHARES

Each Portfolio's net asset value ("NAV") per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company, or, in the case of an Underlying ETF, the closing market quotation for its shares. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Portfolio's Class A, Class B and Class E shares financial performance, as applicable, for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of each Portfolio, which are available upon request. The information for the years ended December 31, 2007, December 31, 2006 and December 31, 2005, in the cases of Dreman Small Cap Value Portfolio, BlackRock Large Cap Core Portfolio and Janus Forty Portfolio, and for the periods ended December 31, 2007, December 31, 2006, October 31, 2006 and October 31, 2005, in the case of Pioneer Strategic Income Portfolio, has been audited by Deloitte & Touche LLP. For the years 2003 and 2004, as applicable, other independent accountants have audited this information with respect to each of Dreman Small Cap Value Portfolio, BlackRock Large Cap Core Portfolio, Janus Forty Portfolio and Pioneer Strategic Income Portfolio.

  MET/AIM SMALL CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.53  $13.66  $12.84  $12.03   $8.65
                                                       ------- ------- ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.06)  (0.08)  (0.07)  (0.09)  (0.08)
NET REALIZED AND UNREALIZED GAINS                         1.60    1.97    1.18    0.90    3.46
                                                       ------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.54    1.89    1.11    0.81    3.38
                                                       ------- ------- ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
TOTAL DISTRIBUTIONS:                                    (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
NET ASSET VALUE, END OF PERIOD                          $14.86  $13.53  $13.66  $12.84  $12.03
                                                       ------- ------- ------- ------- -------
TOTAL RETURN                                            11.40%  13.91%   8.59%   6.73%  39.08%
                                                       ------- ------- ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $587.1  $329.3  $215.4   $92.5    $6.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.92%   0.97%   0.99%   1.03%   1.04%
NET INVESTMENT LOSS                                    (0.42)% (0.58)% (0.53)% (0.74)% (0.78)%
PORTFOLIO TURNOVER RATE                                  33.6%   56.4%   74.8%   94.9%   29.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.92%   0.98%  0.96%*  1.02%*   1.16%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Net investment loss per share was calculated using average shares outstanding.

                                             MET/AIM SMALL CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.39  $13.51  $12.74  $11.97   $8.62
                                                       ------- ------- ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.10)  (0.11)  (0.10)  (0.12)  (0.11)
NET REALIZED AND UNREALIZED GAINS                         1.58    2.01    1.16    0.89    3.46
                                                       ------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.48    1.90    1.06    0.77    3.35
                                                       ------- ------- ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
TOTAL DISTRIBUTIONS:                                    (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
NET ASSET VALUE, END OF PERIOD                          $14.66  $13.39  $13.51  $12.74  $11.97
                                                       ------- ------- ------- ------- -------
TOTAL RETURN                                            11.07%  14.18%   8.27%   6.43%  38.86%
                                                       ------- ------- ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $292.0  $299.7  $297.1  $309.7  $206.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.16%   1.21%   1.25%   1.29%   1.30%
NET INVESTMENT LOSS                                    (0.69)% (0.83)% (0.80)% (1.03)% (1.04)%
PORTFOLIO TURNOVER RATE                                  33.6%   56.4%   74.8%   94.9%   29.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.17%   1.23%  1.20%*  1.23%*   1.36%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Net investment loss per share was calculated using average shares outstanding.

  MET/AIM SMALL CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.50  $13.60  $12.80  $12.01   $8.64
                                                       ------- ------- ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.09)  (0.10)  (0.09)  (0.11)  (0.10)
NET REALIZED AND UNREALIZED GAINS                         1.60    2.02    1.18    0.90    3.47
                                                       ------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.51    1.92    1.09    0.79    3.37
                                                       ------- ------- ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
TOTAL DISTRIBUTIONS                                     (0.21)  (2.02)  (0.29)      --      --
                                                       ------- ------- ------- ------- -------
NET ASSET VALUE, END OF PERIOD                          $14.80  $13.50  $13.60  $12.80  $12.01
                                                       ------- ------- ------- ------- -------
TOTAL RETURN                                            11.20%  14.25%   8.46%   6.58%  39.00%
                                                       ------- ------- ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $17.9   $15.4   $13.4   $12.4    $8.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.07%   1.11%   1.15%   1.18%   1.20%
NET INVESTMENT LOSS                                    (0.58)% (0.73)% (0.70)% (0.93)% (0.94)%
PORTFOLIO TURNOVER RATE                                  33.6%   56.4%   74.8%   94.9%   29.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.07%   1.13%  1.11%*  1.13%*   1.25%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
(a) Net investment loss per share was calculated using average shares outstanding.

                                            BLACKROCK LARGE CAP CORE PORTFOLIO#

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------
CLASS A                                                2007(A)  2006(A) 2005(A)  2004   2003(A)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $11.20 $10.14   $9.05    $7.85  $6.52
                                                       -------- ------  ------  ------- ------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                      0.09   0.05    0.02     0.04   0.05
NET REALIZED AND UNREALIZED GAINS                          0.63   1.37    1.07     1.21   1.33
                                                       -------- ------  ------  ------- ------
TOTAL FROM INVESTMENT OPERATIONS                           0.72   1.42    1.09     1.25   1.38
                                                       -------- ------  ------  ------- ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.08) (0.02)      --   (0.05) (0.05)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (0.70) (0.34)      --       --     --
                                                       -------- ------  ------  ------- ------
TOTAL DISTRIBUTIONS                                      (0.78) (0.36)      --   (0.05) (0.05)
                                                       -------- ------  ------  ------- ------
NET ASSET VALUE, END OF PERIOD                           $11.14 $11.20  $10.14    $9.05  $7.85
                                                       -------- ------  ------  ------- ------
TOTAL RETURN                                              6.55% 14.25%  12.04%   15.89% 21.16%
                                                       -------- ------  ------  ------- ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $1,716.0 $131.0  $131.0   $126.0 $115.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                  0.64%  0.98%   0.91%  0.92%**  0.99%
NET INVESTMENT INCOME                                     0.83%  0.48%   0.23%    0.51%  0.67%
PORTFOLIO TURNOVER RATE                                   87.3%  72.2%   79.0%   136.0% 182.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.65%*  1.04%   0.91%    0.95%  0.99%

--------------------------------------------------------------------------------
# On May 1, 2006, the Portfolio received, through a plan of reorganization, all of the assets and assumed the liabilities of the Mercury Large Cap Core Portfolio, a portfolio of The Travelers Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to May 1, 2006 is that of the predecessor Mercury Large Cap Core Portfolio. Effective October 1, 2006, the Portfolio changed its name to BlackRock Large-Cap Core Portfolio and BlackRock Advisors, LLC became the Portfolio's Adviser.
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** The Manager waived a portion of its management fee for the year.
(a) Net investment income per share was calculated using average shares outstanding.

  BLACKROCK LARGE CAP CORE PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                      APRIL 30, 2007
                                                                                     (COMMENCEMENT OF
                                                                                      OPERATIONS) TO
CLASS B                                                                            DECEMBER 31, 2007(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                      $10.91
                                                                                         -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                                       0.04
NET REALIZED AND UNREALIZED GAINS                                                           0.06
                                                                                         -------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.10
                                                                                         -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                                          --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                                                 --
                                                                                         -------
TOTAL DISTRIBUTIONS                                                                           --
                                                                                         -------
NET ASSET VALUE, END OF PERIOD                                                            $11.01
                                                                                         -------
TOTAL RETURN                                                                             0.92%++
                                                                                         -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                                    $47.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                                  0.89%+
NET INVESTMENT INCOME                                                                     0.58%+
PORTFOLIO TURNOVER RATE                                                                  87.3%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE
MANAGER AND BROKER REBATES:                                                              0.89%+*

--------------------------------------------------------------------------------
+  Annualized
++ Non-annualized
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a) Net Investment income per share was calculated using average shares outstanding.

                                             BLACKROCK LARGE CAP CORE PORTFOLIO

                                                              FOR THE PERIOD FROM
                                                                 APRIL 30, 2007
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A)
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.96
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.05
NET REALIZED AND UNREALIZED GAINS                                       0.06
                                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                                        0.11
                                                                    --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --
                                                                    --------
TOTAL DISTRIBUTIONS                                                       --
                                                                    --------
NET ASSET VALUE, END OF PERIOD                                        $11.07
                                                                    --------
TOTAL RETURN                                                           1.00%
                                                                    --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $179.6++
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                              0.79%+
NET INVESTMENT INCOME                                                 0.69%+
PORTFOLIO TURNOVER RATE                                              87.3%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                     0.79%+*

--------------------------------------------------------------------------------
+  Annualized
++ Non-annualized
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a) Net investment income per share was calculated using average shares outstanding.

  CLARION GLOBAL REAL ESTATE PORTFOLIO#
(FORMERLY NEUBERGER BERMAN REAL ESTATE PORTFOLIO)

                                                                                FOR THE PERIOD FROM
                                                                                    MAY 1, 2004
                                                         FOR THE YEARS ENDED      (COMMENCEMENT OF
                                                             DECEMBER 31,          OPERATIONS) TO
                                                       ------------------------ DECEMBER 31, 2004(A)
CLASS A                                                2007(A)  2006(A) 2005(A) --------------------
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $18.13 $14.15  $12.47          $10.00
                                                       -------- ------  ------        --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME:                                     0.22   0.28    0.30            0.55
NET REALIZED AND UNREALIZED GAINS (LOSSES)               (2.59)   4.81    1.40            2.42
                                                       -------- ------  ------        --------
TOTAL FROM INVESTMENT OPERATIONS                         (2.37)   5.09    1.70            2.97
                                                       -------- ------  ------        --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.19) (0.19)      --          (0.22)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (1.49) (0.92)  (0.02)          (0.28)
                                                       -------- ------  ------        --------
TOTAL DISTRIBUTIONS                                      (1.68) (1.11)  (0.02)          (0.50)
                                                       -------- ------  ------        --------
NET ASSET VALUE, END OF PERIOD                           $14.08 $18.13  $14.15          $12.47
                                                       -------- ------  ------        --------
TOTAL RETURN                                           (14.79)% 37.90%  13.61%        29.73%++
                                                       -------- ------  ------        --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $711.9 $627.5  $204.1           $77.1
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                  0.62%  0.66%   0.69%          0.84%+
NET INVESTMENT INCOME                                     1.35%  1.74%   2.27%          6.76%+
PORTFOLIO TURNOVER RATE                                  110.0%  73.0%   13.5%         52.3%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                  0.65%  0.70%   0.70%          0.84%+

--------------------------------------------------------------------------------
# Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+  Annualized
++ Non-annualized
(a) Net Investment income per share was calculated using average shares outstanding.

                                          CLARION GLOBAL REAL ESTATE PORTFOLIO#
                              (FORMERLY NEUBERGER BERMAN REAL ESTATE PORTFOLIO)

                                                                                FOR THE PERIOD FROM
                                                                                    MAY 1, 2004
                                                         FOR THE YEARS ENDED      (COMMENCEMENT OF
                                                             DECEMBER 31,          OPERATIONS) TO
                                                       ------------------------ DECEMBER 31, 2004(A)
CLASS B                                                2007(A)  2006(A) 2005(A) --------------------
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $18.06 $14.11  $12.47          $10.00
                                                       -------- ------  ------        --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME:                                     0.21   0.23    0.26            0.26
NET REALIZED AND UNREALIZED GAINS (LOSSES)               (2.62)   4.81    1.40            2.69
                                                       -------- ------  ------        --------
TOTAL FROM INVESTMENT OPERATIONS                         (2.41)   5.04    1.66            2.95
                                                       -------- ------  ------        --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.15) (0.17)      --          (0.20)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (1.49) (0.92)  (0.02)          (0.28)
                                                       -------- ------  ------        --------
TOTAL DISTRIBUTIONS                                      (1.64) (1.09)  (0.02)          (0.48)
                                                       -------- ------  ------        --------
NET ASSET VALUE, END OF PERIOD                           $14.01 $18.06  $14.11          $12.47
                                                       -------- ------  ------        --------
TOTAL RETURN                                           (15.01)% 37.58%  13.29%        29.55%++
                                                       -------- ------  ------        --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $484.8 $623.4  $316.4          $167.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                  0.87%  0.92%   0.94%          0.98%+
NET INVESTMENT INCOME                                     1.30%  1.43%   2.00%          3.45%+
PORTFOLIO TURNOVER RATE                                  110.0%  73.0%   13.5%         52.3%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                  0.90%  0.95%   0.95%          0.98%+

--------------------------------------------------------------------------------
# Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+  Annualized
++ Non-annualized
(a) Net Investment income per share was calculated using average shares outstanding.

  CLARION GLOBAL REAL ESTATE PORTFOLIO#

(FORMERLY NEUBERGER BERMAN REAL ESTATE PORTFOLIO)

                                                                                        FOR THE PERIOD FROM
                                                                                            MAY 1, 2004
                                                                                          (COMMENCEMENT OF
                                                       FOR THE YEARS ENDED DECEMBER 31,    OPERATIONS) TO
                                                       -------------------------------- DECEMBER 31, 2004(A)
CLASS E                                                2007(A)     2006(A)    2005(A)   --------------------
----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $18.08    $14.13     $12.47            $10.00
                                                        --------   ------     ------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME:                                     0.26      0.25       0.28              0.33
NET REALIZED AND UNREALIZED GAINS (LOSSES)               (2.64)      4.80       1.40              2.64
                                                        --------   ------     ------          --------
TOTAL FROM INVESTMENT OPERATIONS                         (2.38)      5.05       1.68              2.97
                                                        --------   ------     ------          --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.17)    (0.18)         --            (0.22)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (1.49)    (0.92)     (0.02)            (0.28)
                                                        --------   ------     ------          --------
TOTAL DISTRIBUTIONS                                      (1.66)    (1.10)     (0.02)            (0.50)
                                                        --------   ------     ------          --------
NET ASSET VALUE, END OF PERIOD                           $14.04    $18.08     $14.13            $12.47
                                                        --------   ------     ------          --------
TOTAL RETURN                                           (14.86)%    37.62%     13.45%          29.69%++
                                                        --------   ------     ------          --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                   $72.7    $119.2      $51.3             $20.9
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                  0.76%     0.82%      0.84%            0.91%+
NET INVESTMENT INCOME                                     1.54%     1.55%      2.14%            4.19%+
PORTFOLIO TURNOVER RATE                                  110.0%     73.0%      13.5%           52.3%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                  0.80%     0.85%      0.84%            0.91%+

--------------------------------------------------------------------------------
# Effective April 28, 2008, the Portfolio changed its name to Clarion Global Real Estate Portfolio and ING Clarion Real Estate Securities L.P. became the Portfolio's Adviser.
+  Annualized
++ Non-annualized
(a) Net Investment income per share was calculated using average shares outstanding.

                                              DREMAN SMALL CAP VALUE PORTFOLIO#

                                                                                  FOR THE PERIOD FROM
                                                                                      MAY 2, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                DECEMBER 31,         OPERATIONS) TO
                                                              ------------------- DECEMBER 31, 2005(A)
CLASS A                                                       2007(A)    2006(A)  --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $13.77   $11.20          $10.00
                                                               --------  ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                             0.12     0.13            0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)                      (0.25)     2.57            1.30
                                                               --------  ------         -------
TOTAL FROM INVESTMENT OPERATIONS                                (0.13)     2.70            1.37
                                                               --------  ------         -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                --   (0.06)          (0.05)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                   (0.07)   (0.07)          (0.12)
                                                               --------  ------         -------
TOTAL DISTRIBUTIONS                                             (0.07)   (0.13)          (0.17)
                                                               --------  ------         -------
NET ASSET VALUE, END OF PERIOD                                  $13.57   $13.77          $11.20
                                                               --------  ------         -------
TOTAL RETURN                                                   (0.97)%   24.23%         13.56%+
                                                               --------  ------         -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                         $225.2    $83.6            $5.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                         0.92%    1.10%         1.10%++
NET INVESTMENT INCOME                                            0.89%    0.99%         0.86%++
PORTFOLIO TURNOVER RATE                                          69.6%    62.0%          55.0%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:              0.95%(b)    1.40%         3.83%++

--------------------------------------------------------------------------------
# On May 1, 2006, the Portfolio received, through a plan of reorganization, all of the assets and assumed the liabilities of the Style Focus Series:
   Small Cap Value Portfolio, a portfolio of The Travelers Series Trust, that followed the same investment objective as the Portfolio. The information for the period prior to May 1, 2006 is that of the predecessor Style Focus
   Series: Small Cap Value Portfolio.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

  HARRIS OAKMARK INTERNATIONAL PORTFOLIO

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------
CLASS A                                                2007(A)  2006(A)  2005(A)  2004(A)  2003(A)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $19.03   $16.23 $14.36     $11.89  $8.89
                                                       -------- -------- ------  --------- ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                      0.33     0.31   0.21       0.04   0.08
NET REALIZED AND UNREALIZED GAINS (LOSSES)               (0.35)     4.20   1.87       2.43   3.06
                                                       -------- -------- ------  --------- ------
TOTAL FROM INVESTMENT OPERATIONS                         (0.02)     4.51   2.08       2.47   3.14
                                                       -------- -------- ------  --------- ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.18)   (0.49) (0.02)  (0.00)(b) (0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (1.56)   (1.22) (0.19)         -- (0.03)
                                                       -------- -------- ------  --------- ------
TOTAL DISTRIBUTIONS                                      (1.74)   (1.71) (0.21)  (0.00)(b) (0.14)
                                                       -------- -------- ------  --------- ------
NET ASSET VALUE, END OF PERIOD                           $17.27   $19.03 $16.23     $14.36 $11.89
                                                       -------- -------- ------  --------- ------
TOTAL RETURN                                            (0.86)%   29.20% 14.48%     20.80% 35.36%
                                                       -------- -------- ------  --------- ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $1,458.3 $1,037.0 $644.5     $276.4   $8.4
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                                0.86%    0.97%  0.94%      1.04%  1.16%
NET INVESTMENT INCOME                                     1.76%    1.77%  1.37%      0.32%  0.80%
PORTFOLIO TURNOVER RATE                                   49.6%    45.9%  11.5%      11.3%  22.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                  0.86%    0.98%  0.96%     1.03%* 1.21%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                  N/A      N/A    N/A        N/A  1.15%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                         HARRIS OAKMARK INTERNATIONAL PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $18.87 $16.11  $14.27  $11.84   $8.87
                                                       ------- ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                     0.30   0.26    0.17    0.16    0.02
NET REALIZED AND UNREALIZED GAINS (LOSSES)              (0.36)   4.17    1.86    2.27    3.08
                                                       ------- ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                        (0.06)   4.43    2.03    2.43    3.10
                                                       ------- ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                    (0.16) (0.45)      --      --  (0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (1.56) (1.22)  (0.19)      --  (0.03)
                                                       ------- ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                     (1.72) (1.67)  (0.19)      --  (0.13)
                                                       ------- ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                          $17.09 $18.87  $16.11  $14.27  $11.84
                                                       ------- ------  ------  ------  ------
TOTAL RETURN                                           (1.12)% 28.85%  14.24%  20.52%  34.96%
                                                       ------- ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $862.6 $856.2  $554.3  $483.9  $288.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.10%  1.22%   1.19%   1.23%   1.43%
NET INVESTMENT INCOME                                    1.60%  1.49%   1.11%   1.27%   0.17%
PORTFOLIO TURNOVER RATE                                  49.6%  45.9%   11.5%   11.3%   22.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.10%  1.23%   1.20%  1.22%*  1.33%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES:**                                                 N/A    N/A     N/A     N/A   1.43%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

  HARRIS OAKMARK INTERNATIONAL PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A)  2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $18.91 $16.14  $14.30     $11.85  $8.87
                                                       ------- ------  ------  --------- ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                     0.33   0.27    0.19       0.17   0.03
NET REALIZED AND UNREALIZED GAINS (LOSSES)              (0.37)   4.18    1.85       2.28   3.08
                                                       ------- ------  ------  --------- ------
TOTAL FROM INVESTMENT OPERATIONS                        (0.04)   4.45    2.04       2.45   3.11
                                                       ------- ------  ------  --------- ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                    (0.17) (0.46)  (0.01)  (0.00)(b) (0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (1.56) (1.22)  (0.19)         -- (0.03)
                                                       ------- ------  ------  --------- ------
TOTAL DISTRIBUTIONS                                     (1.73) (1.68)  (0.20)  (0.00)(b) (0.13)
                                                       ------- ------  ------  --------- ------
NET ASSET VALUE, END OF PERIOD                          $17.14 $18.91  $16.14     $14.30 $11.85
                                                       ------- ------  ------  --------- ------
TOTAL RETURN                                           (1.00)% 28.98%  14.27%     20.69% 35.14%
                                                       ------- ------  ------  --------- ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $198.8 $221.0  $130.4      $75.5  $23.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.00%  1.13%   1.09%      1.14%  1.33%
NET INVESTMENT INCOME                                    1.75%  1.54%   1.25%      1.31%  0.24%
PORTFOLIO TURNOVER RATE                                  49.6%  45.9%   11.5%      11.3%  22.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.00%  1.13%   1.10%     1.12%* 1.24%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A    N/A     N/A        N/A  1.33%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio Manager. ** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                                         JANUS FORTY PORTFOLIO#

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------
CLASS A                                                2007(A)  2006(A) 2005(A)  2004(A)   2003(A)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $77.64 $78.28    $66.23   $55.41    $44.38
                                                       -------- ------  -------- -------- ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                               0.17   0.14    (0.04)   (0.09)      0.07
NET REALIZED AND UNREALIZED GAINS                         20.21   2.13     12.09    10.91     10.99
                                                       -------- ------  -------- -------- ---------
TOTAL FROM INVESTMENT OPERATIONS                          20.38   2.27     12.05    10.82     11.06
                                                       -------- ------  -------- -------- ---------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.15)     --        --       --    (0.03)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (14.06) (2.91)        --       --        --
RETURN OF CAPITAL                                            --     --        --       -- (0.00)(b)
                                                       -------- ------  -------- -------- ---------
TOTAL DISTRIBUTIONS                                     (14.21) (2.91)        --       --    (0.03)
                                                       -------- ------  -------- -------- ---------
NET ASSET VALUE, END OF PERIOD                           $83.81 $77.64    $78.28   $66.23    $55.41
                                                       -------- ------  -------- -------- ---------
TOTAL RETURN                                             30.46%  3.08%    18.19%   19.53%    24.91%
                                                       -------- ------  -------- -------- ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $1,122.3 $990.1  $1,137.0 $1,042.0    $986.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                  0.69%  0.73%     0.78%    0.82%     0.82%
NET INVESTMENT INCOME (LOSS)                              0.23%  0.19%   (0.06)%  (0.15)%     0.14%
PORTFOLIO TURNOVER RATE                                   30.1%  60.5%     30.0%    16.0%     59.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                  0.70%  0.73%     0.78%    0.82%     0.84%

--------------------------------------------------------------------------------
# On May 1, 2006, the Portfolio received, through a plan of reorganization, all of the assets and assumed the liabilities of the Capital Appreciation Fund, that followed the same investment objective as the Portfolio. The information for each of the periods prior to May 1, 2006 is that of the predecessor Capital Appreciation Fund.
(a) Net investment income (loss) per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  JANUS FORTY PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                      APRIL 28, 2007
                                                                                     (COMMENCEMENT OF
                                                                                      OPERATIONS) TO
CLASS B                                                                            DECEMBER 31, 2007(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $66.33
                                                                                         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                                                        (0.11)
NET REALIZED AND UNREALIZED GAINS                                                           14.84
                                                                                         --------
TOTAL FROM INVESTMENT OPERATIONS                                                            14.73
                                                                                         --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                                           --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                                                  --
                                                                                         --------
TOTAL DISTRIBUTIONS                                                                            --
                                                                                         --------
NET ASSET VALUE, END OF PERIOD                                                             $81.06
                                                                                         --------
TOTAL RETURN                                                                             22.21%++
                                                                                         --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                                     $47.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                                   0.96%+
NET INVESTMENT LOSS                                                                      (0.21)%+
PORTFOLIO TURNOVER RATE                                                                   30.1%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE
MANAGER AND BROKER REBATES:                                                                0.96%+

--------------------------------------------------------------------------------
+  Annualized
++ Non-annualized
(a) Net investment income per share was calculated using average shares outstanding.

                                                          JANUS FORTY PORTFOLIO

                                                              FOR THE PERIOD FROM
                                                                 APRIL 28, 2007
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A)
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $67.23
                                                                    --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                                   (0.05)
NET REALIZED AND UNREALIZED GAINS                                      15.04
                                                                    --------
TOTAL FROM INVESTMENT OPERATIONS                                       14.99
                                                                    --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --
                                                                    --------
TOTAL DISTRIBUTIONS                                                       --
                                                                    --------
NET ASSET VALUE, END OF PERIOD                                        $82.22
                                                                    --------
TOTAL RETURN                                                        22.30%++
                                                                    --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                $14.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                              0.86%+
NET INVESTMENT LOSS                                                 (0.10)%+
PORTFOLIO TURNOVER RATE                                              30.1%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                      0.86%+

--------------------------------------------------------------------------------
+  Annualized
++ Non-annualized
(a) Net investment income per share was calculated using average shares outstanding.

  LAZARD MID CAP PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.74 $13.65  $14.13  $12.33   $9.85
                                                       ------- ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                     0.13   0.10    0.04    0.08    0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)              (0.33)   1.75    1.16    1.72    2.58
                                                       ------- ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                        (0.20)   1.85    1.20    1.80    2.59
                                                       ------- ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                    (0.09) (0.08)  (0.06)      --  (0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (1.28) (1.68)  (1.62)      --  (0.10)
                                                       ------- ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                     (1.37) (1.76)  (1.68)      --  (0.11)
                                                       ------- ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                          $12.17 $13.74  $13.65  $14.13  $12.33
                                                       ------- ------  ------  ------  ------
TOTAL RETURN                                           (2.47)% 14.87%   8.40%  14.60%  26.42%
                                                       ------- ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $550.8 $312.2   $89.0   $58.8    $4.5
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.75%  0.77%   0.79%   0.85%   0.93%
NET INVESTMENT INCOME                                    0.96%  0.76%   0.63%   0.59%   0.10%
PORTFOLIO TURNOVER RATE                                  89.9%  65.4%  170.0%   90.7%   36.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.76%  0.80%   0.82%  0.83%*  0.96%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A    N/A     N/A     N/A   0.92%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

                                                       LAZARD MID CAP PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.65 $13.57  $14.05  $12.29      $9.83
                                                       ------- ------  ------  ------  ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                              0.09   0.06    0.05    0.02     (0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)              (0.31)   1.74    1.10    1.74       2.57
                                                       ------- ------  ------  ------  ---------
TOTAL FROM INVESTMENT OPERATIONS                        (0.22)   1.80    1.15    1.76       2.56
                                                       ------- ------  ------  ------  ---------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                    (0.05) (0.04)  (0.01)      --  (0.00)(b)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (1.28) (1.68)  (1.62)      --     (0.10)
                                                       ------- ------  ------  ------  ---------
TOTAL DISTRIBUTIONS                                     (1.33) (1.72)  (1.63)      --     (0.10)
                                                       ------- ------  ------  ------  ---------
NET ASSET VALUE, END OF PERIOD                          $12.10 $13.65  $13.57  $14.05     $12.29
                                                       ------- ------  ------  ------  ---------
TOTAL RETURN                                           (2.71)% 14.67%   8.06%  14.32%     26.03%
                                                       ------- ------  ------  ------  ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $243.6 $216.8  $200.4  $211.0     $211.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.99%  1.02%   1.03%   1.08%      1.19%
NET INVESTMENT INCOME (LOSS)                             0.67%  0.48%   0.38%   0.16%    (0.08)%
PORTFOLIO TURNOVER RATE                                  89.9%  65.4%  170.0%   90.7%      36.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.00%  1.05%   1.07%  1.03%*     1.15%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A    N/A     N/A     N/A      1.19%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  LAZARD MID CAP PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A) 2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $13.69 $13.61  $14.10  $12.32      $9.84
                                                       ------- ------  ------  ------  ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                     0.10   0.08    0.07    0.04    0.00(b)
NET REALIZED AND UNREALIZED GAINS (LOSSES)              (0.31)   1.74    1.10    1.74       2.58
                                                       ------- ------  ------  ------  ---------
TOTAL FROM INVESTMENT OPERATIONS                        (0.21)   1.82    1.17    1.78       2.58
                                                       ------- ------  ------  ------  ---------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                    (0.07) (0.06)  (0.04)      --  (0.00)(b)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (1.28) (1.68)  (1.62)      --     (0.10)
                                                       ------- ------  ------  ------  ---------
TOTAL DISTRIBUTIONS                                     (1.35) (1.74)  (1.66)      --     (0.10)
                                                       ------- ------  ------  ------  ---------
NET ASSET VALUE, END OF PERIOD                          $12.13 $13.69  $13.61  $14.10     $12.32
                                                       ------- ------  ------  ------  ---------
TOTAL RETURN                                           (2.64)% 14.74%   8.23%  14.45%     26.35%
                                                       ------- ------  ------  ------  ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $38.2  $36.0   $32.6   $30.5      $19.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.89%  0.93%   0.93%   0.98%      1.09%
NET INVESTMENT INCOME                                    0.76%  0.58%   0.49%   0.29%      0.02%
PORTFOLIO TURNOVER RATE                                  89.9%  65.4%  170.0%   90.7%      36.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.90%  0.95%   0.97%  0.94%*     1.07%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A    N/A     N/A     N/A      1.08%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable.
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A)  2004(A) 2003(A)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $8.09    $8.70    $7.65  $7.03    $5.37
                                                       ------  ------- -------- ------  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                             0.01     0.03  0.00(b)   0.01   (0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)               0.22   (0.14)     1.06   0.61     1.67
                                                       ------  ------- -------- ------  -------
TOTAL FROM INVESTMENT OPERATIONS                         0.23   (0.11)     1.06   0.62     1.66
                                                       ------  ------- -------- ------  -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.02)       --       --     --       --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.76)   (0.50)   (0.01)     --       --
                                                       ------  ------- -------- ------  -------
TOTAL DISTRIBUTIONS                                    (0.78)   (0.50)   (0.01)     --       --
                                                       ------  ------- -------- ------  -------
NET ASSET VALUE, END OF PERIOD                          $7.54    $8.09    $8.70  $7.65    $7.03
                                                       ------  ------- -------- ------  -------
TOTAL RETURN                                            2.60%  (1.60)%   13.84%  8.82%   30.91%
                                                       ------  ------- -------- ------  -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $874.6   $607.7   $500.4 $250.8    $19.9
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.67%    0.73%    0.72%  0.90%    0.89%
NET INVESTMENT INCOME (LOSS)                            0.07%    0.33% 0.00%(b)  0.15%  (0.09)%
PORTFOLIO TURNOVER RATE                                  0.7%   190.3%   121.0% 104.7%    91.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
RATES:                                                  0.67%    0.75%   0.72%* 0.85%*   0.90%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                              0.67%    0.73%      N/A    N/A    0.89%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $7.98   $8.60   $7.58   $6.99   $5.34
                                                       ------- ------- ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                            (0.01)    0.01  (0.02)  (0.01)  (0.02)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                0.21  (0.13)    1.05    0.60    1.67
                                                       ------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                          0.20  (0.12)    1.03    0.59    1.65
                                                       ------- ------- ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.76)  (0.50)  (0.01)      --      --
                                                       ------- ------- ------- ------- -------
TOTAL DISTRIBUTIONS                                     (0.76)  (0.50)  (0.01)      --      --
                                                       ------- ------- ------- ------- -------
NET ASSET VALUE, END OF PERIOD                           $7.42   $7.98   $8.60   $7.58   $6.99
                                                       ------- ------- ------- ------- -------
TOTAL RETURN                                             2.27% (1.74)%  13.58%   8.44%  30.90%
                                                       ------- ------- ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $222.3  $254.0  $277.8  $339.5  $252.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.92%   0.98%   0.97%   1.15%   1.14%
NET INVESTMENT INCOME (LOSS)                           (0.18)%   0.10% (0.25)% (0.11)% (0.37)%
PORTFOLIO TURNOVER RATE                                   0.7%  190.3%  121.0%  104.7%   91.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.92%   1.00%  0.97%*  1.08%*  1.18%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                               0.92%   0.98%     N/A     N/A   1.13%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.

                                LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

                                                                              FOR THE PERIOD FROM
                                                                                 APRIL 17, 2003
                                                                                (COMMENCEMENT OF
                                            FOR THE YEARS ENDED DECEMBER 31,     OPERATIONS) TO
                                            --------------------------------- DECEMBER 31, 2003(A)
CLASS E                                      2007(A)  2006(A) 2005(A) 2004(A) --------------------
------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $8.01   $8.62   $7.59   $6.99          $5.65
                                            --------- ------- ------- -------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                   (0.01)    0.02  (0.01) 0.00(b)         (0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)       0.21  (0.13)    1.05    0.60           1.35
                                            --------- ------- ------- -------       --------
TOTAL FROM INVESTMENT OPERATIONS                 0.20  (0.11)    1.04    0.60           1.34
                                            --------- ------- ------- -------       --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME        (0.00)(b)      --      --      --             --
DISTRIBUTIONS FROM NET REALIZED CAPITAL        (0.76)  (0.50)  (0.01)      --             --
GAINS                                       --------- ------- ------- -------       --------
TOTAL DISTRIBUTIONS                            (0.76)  (0.50)  (0.01)      --             --
                                            --------- ------- ------- -------       --------
NET ASSET VALUE, END OF PERIOD                  $7.45   $8.01   $8.62   $7.59          $6.99
                                            --------- ------- ------- -------       --------
TOTAL RETURN                                    2.32% (1.61)%  13.69%   8.58%        23.72%+
                                            --------- ------- ------- -------       --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)          $4.6    $5.9    $6.4    $5.5           $4.1
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                      0.82%   0.88%   0.87%   1.05%         1.10%++
NET INVESTMENT INCOME (LOSS)                  (0.08)%   0.20% (0.15)% (0.05)%       (0.26)%++
PORTFOLIO TURNOVER RATE                          0.7%  190.3%  121.0%  104.7%          91.5%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE
NET ASSETS BEFORE REIMBURSEMENT BY THE
MANAGER AND BROKER REBATES:                     0.82%   0.90%  0.87%*  0.98%*        1.04%++*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER BROKER REBATES**:                         0.82%   0.88%     N/A     N/A         1.05%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  LEGG MASON VALUE EQUITY PORTFOLIO

                                                                                  FOR THE PERIOD FROM
                                                                                    NOVEMBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                DECEMBER 31,         OPERATIONS) TO
                                                              ------------------- DECEMBER 31, 2005(A)
CLASS A                                                        2007(A)   2006(A)  --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $11.15  $10.65          $10.00
                                                              ---------  ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                              0.03    0.03         0.00(b)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                       (0.67)    0.70            0.65
                                                              ---------  ------         -------
TOTAL FROM INVESTMENT OPERATIONS                                 (0.64)    0.73            0.65
                                                              ---------  ------         -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                          (0.00)(b)  (0.02)              --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                    (0.01)  (0.21)              --
                                                              ---------  ------         -------
TOTAL DISTRIBUTIONS                                              (0.01)  (0.23)              --
                                                              ---------  ------         -------
NET ASSET VALUE, END OF PERIOD                                   $10.50  $11.15          $10.65
                                                              ---------  ------         -------
TOTAL RETURN                                                    (5.72)%   6.83%          6.50%+
                                                              ---------  ------         -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                        $1,403.6  $972.7            $3.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                          0.66%   0.72%         0.80%++
NET INVESTMENT INCOME                                             0.30%   0.26%         0.08%++
PORTFOLIO TURNOVER RATE                                           27.5%   38.7%           9.1%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                  0.67%  0.74%*         8.27%++

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                              LEGG MASON VALUE EQUITY PORTFOLIO

                                                                                  FOR THE PERIOD FROM
                                                                                    NOVEMBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                DECEMBER 31,         OPERATIONS) TO
                                                              ------------------- DECEMBER 31, 2005(A)
CLASS B                                                        2007(A)   2006(A)  --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $11.14   $10.65          $10.00
                                                              ---------  -------       ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                                    0.00(b)   (0.01)          (0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                       (0.66)     0.71            0.66
                                                              ---------  -------       ---------
TOTAL FROM INVESTMENT OPERATIONS                                 (0.66)     0.70            0.65
                                                              ---------  -------       ---------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                          (0.00)(b)       --              --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                    (0.01)   (0.21)              --
                                                              ---------  -------       ---------
TOTAL DISTRIBUTIONS                                              (0.01)   (0.21)              --
                                                              ---------  -------       ---------
NET ASSET VALUE, END OF PERIOD                                   $10.47   $11.14          $10.65
                                                              ---------  -------       ---------
TOTAL RETURN                                                    (5.91)%    6.58%          6.50%+
                                                              ---------  -------       ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                          $121.1   $113.5            $4.9
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                          0.91%    1.05%         1.05%++
NET INVESTMENT INCOME (LOSS)                                      0.03%  (0.09)%       (0.36)%++
PORTFOLIO TURNOVER RATE                                           27.5%    38.7%           9.1%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                  0.92%   1.06%*         4.54%++

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
+  Non-annualized
++ Annualized
(a) Net investment loss per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  LEGG MASON VALUE EQUITY PORTFOLIO

                                                                                   FOR THE PERIOD MAY 1,
                                                                                    2006 (COMMENCEMENT
                                                               FOR THE YEAR ENDED    OF OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.15               $10.55
                                                                   ---------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.01                 0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)                            (0.66)                 0.81
                                                                   ---------             --------
TOTAL FROM INVESTMENT OPERATIONS                                      (0.65)                 0.82
                                                                   ---------             --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                               (0.00)(b)               (0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         (0.01)               (0.21)
                                                                   ---------             --------
TOTAL DISTRIBUTIONS                                                   (0.01)               (0.22)
                                                                   ---------             --------
NET ASSET VALUE, END OF PERIOD                                        $10.49               $11.15
                                                                   ---------             --------
TOTAL RETURN                                                         (5.81)%               7.74%+
                                                                   ---------             --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                $20.6                $24.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                               0.80%              0.86%++
NET INVESTMENT INCOME                                                  0.13%              0.12%++
PORTFOLIO TURNOVER RATE                                                27.5%               38.7%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                       0.82%             0.87%++*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                         LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.36              $10.00
                                                                    --------             -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.24                0.11
NET REALIZED AND UNREALIZED GAINS                                       2.67                0.36
                                                                    --------             -------
TOTAL FROM INVESTMENT OPERATIONS                                        2.91                0.47
                                                                    --------             -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                      --              (0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --                  --
                                                                    --------             -------
TOTAL DISTRIBUTIONS                                                       --              (0.11)
                                                                    --------             -------
NET ASSET VALUE, END OF PERIOD                                        $13.27              $10.36
                                                                    --------             -------
TOTAL RETURN                                                          28.09%              4.66%+
                                                                    --------             -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $1,007.2              $523.5
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                               0.74%             0.87%++
NET INVESTMENT INCOME                                                  2.05%             1.72%++
PORTFOLIO TURNOVER RATE                                               120.4%              45.9%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                       0.74%             0.88%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.

  LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS B                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.34               $10.00
                                                                     ------              -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                  0.23                 0.09
NET REALIZED AND UNREALIZED GAINS                                      2.65                 0.35
                                                                     ------              -------
TOTAL FROM INVESTMENT OPERATIONS                                       2.88                 0.44
                                                                     ------              -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                     --               (0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                            --                   --
                                                                     ------              -------
TOTAL DISTRIBUTIONS                                                      --               (0.10)
                                                                     ------              -------
NET ASSET VALUE, END OF PERIOD                                       $13.22               $10.34
                                                                     ------              -------
TOTAL RETURN                                                         27.85%               4.37%+
                                                                     ------              -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                               $79.0                 $9.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                              1.02%              1.15%++
NET INVESTMENT INCOME                                                 1.94%              1.36%++
PORTFOLIO TURNOVER RATE                                              120.4%               45.9%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                      1.02%              1.16%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                                           LORD ABBETT BOND DEBENTURE PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS A                                                2007(A)  2006(A)  2005(A) 2004(A) 2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $12.51   $12.28 $12.63  $12.04  $10.24
                                                       -------- -------- ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                      0.77     0.71   0.75    0.70    0.73
NET REALIZED AND UNREALIZED GAINS (LOSSES)                 0.07     0.39 (0.52)    0.31    1.27
                                                       -------- -------- ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                           0.84     1.10   0.23    1.01    2.00
                                                       -------- -------- ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                     (0.70)   (0.87) (0.58)  (0.42)  (0.20)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS            (0.02)       --     --      --      --
                                                       -------- -------- ------  ------  ------
TOTAL DISTRIBUTIONS                                      (0.72)   (0.87) (0.58)  (0.42)  (0.20)
                                                       -------- -------- ------  ------  ------
NET ASSET VALUE, END OF PERIOD                           $12.63   $12.51 $12.28  $12.63  $12.04
                                                       -------- -------- ------  ------  ------
TOTAL RETURN                                              6.85%    9.35%  1.81%   8.43%  19.52%
                                                       -------- -------- ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $1,228.9 $1,059.0 $856.4  $520.3  $234.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                                0.53%    0.56%  0.56%   0.63%   0.70%
NET INVESTMENT INCOME                                     6.11%    5.85%  5.92%   5.65%   6.52%
PORTFOLIO TURNOVER RATE                                   36.0%    36.7%  42.1%   39.8%   36.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY MANAGER AND BROKER REBATES:      0.54%*      N/A    N/A     N/A  0.67%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

  LORD ABBETT BOND DEBENTURE PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $12.43  $12.19  $12.54  $11.97  $10.21
                                                       ------  ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.73    0.67    0.71    0.69    0.69
NET REALIZED AND UNREALIZED GAINS (LOSSES)               0.07    0.40  (0.52)    0.29    1.46
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         0.80    1.07    0.19    0.98    2.15
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.67)  (0.83)  (0.54)  (0.41)  (0.20)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.02)      --      --      --  (0.19)
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (0.69)  (0.83)  (0.54)  (0.41)  (0.39)
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                         $12.54  $12.43  $12.19  $12.54  $11.97
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                            6.55%   9.15%   1.49%   8.17%  19.15%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $800.6  $765.9  $704.5  $776.0  $758.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.78%   0.81%   0.81%   0.88%   0.96%
NET INVESTMENT INCOME                                   5.85%   5.59%   5.65%   5.61%   6.11%
PORTFOLIO TURNOVER RATE                                 36.0%   36.7%   42.1%   39.8%   36.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                               0.78%*     N/A     N/A     N/A  0.91%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

                                           LORD ABBETT BOND DEBENTURE PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $12.44  $12.21  $12.57  $12.00  $10.22
                                                       ------  ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.74    0.69    0.72    0.70    0.70
NET REALIZED AND UNREALIZED GAINS (LOSSES)               0.08    0.38  (0.52)    0.29    1.28
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         0.82    1.07    0.20    0.99    1.98
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.68)  (0.84)  (0.56)  (0.42)  (0.20)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.02)      --      --      --      --
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (0.70)  (0.84)  (0.56)  (0.42)  (0.20)
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                         $12.56  $12.44  $12.21  $12.57  $12.00
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                            6.73%   9.18%   1.60%   8.24%  19.35%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $37.8   $37.1   $35.1   $35.2   $22.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.68%   0.71%   0.71%   0.78%   0.86%
NET INVESTMENT INCOME                                   5.95%   5.69%   5.76%   5.67%   6.10%
PORTFOLIO TURNOVER RATE                                 36.0%   36.7%   42.1%   39.8%   36.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                               0.68%*     N/A     N/A     N/A  0.81%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable.
(a) Net investment income per share was calculated using average shares outstanding.

  MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.51              $10.00
                                                                    --------             -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.18                0.12
NET REALIZED AND UNREALIZED GAINS                                       3.71                0.48
                                                                    --------             -------
TOTAL FROM INVESTMENT OPERATIONS                                        3.89                0.60
                                                                    --------             -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.01)              (0.09)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --                  --
                                                                    --------             -------
TOTAL DISTRIBUTIONS                                                   (0.01)              (0.09)
                                                                    --------             -------
NET ASSET VALUE, END OF PERIOD                                        $14.39              $10.51
                                                                    --------             -------
TOTAL RETURN                                                          36.93%              6.04%+
                                                                    --------             -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                               $572.9              $368.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                               1.17%             1.30%++
NET INVESTMENT INCOME                                                  1.49%             1.91%++
PORTFOLIO TURNOVER RATE                                               126.8%              58.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                    1.25%(b)             1.49%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

                                       MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS B                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.49              $10.00
                                                                    --------             -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.13                0.07
NET REALIZED AND UNREALIZED GAINS                                       3.71                0.51
                                                                    --------             -------
TOTAL FROM INVESTMENT OPERATIONS                                        3.84                0.58
                                                                    --------             -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.01)              (0.09)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --                  --
                                                                    --------             -------
TOTAL DISTRIBUTIONS                                                   (0.01)              (0.09)
                                                                    --------             -------
NET ASSET VALUE, END OF PERIOD                                        $14.32              $10.49
                                                                    --------             -------
TOTAL RETURN                                                          36.62%              5.78%+
                                                                    --------             -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                $78.8               $23.4
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                               1.46%             1.55%++
NET INVESTMENT INCOME                                                  1.06%             1.12%++
PORTFOLIO TURNOVER RATE                                               126.8%              58.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                    1.52%(b)             1.92%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

  MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $15.04  $13.00  $11.72   $9.81   $7.49
                                                       ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.22    0.19    0.14    0.08    0.06
NET REALIZED AND UNREALIZED GAINS                        1.68    3.17    1.83    1.85    2.34
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         1.90    3.36    1.97    1.93    2.40
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.24)  (0.27)  (0.07)      --  (0.08)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (2.27)  (1.05)  (0.62)  (0.02)      --
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (2.51)  (1.32)  (0.69)  (0.02)  (0.08)
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                         $14.43  $15.04  $13.00  $11.72   $9.81
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                           13.60%  26.91%  16.77%  19.72%  32.20%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $959.1  $706.0  $624.2  $304.0   $67.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.79%   0.94%   0.93%   1.06%   1.09%
NET INVESTMENT INCOME                                   1.54%   1.34%   1.18%   0.75%   0.68%
PORTFOLIO TURNOVER RATE                                 65.5%  104.1%   84.5%   98.5%   99.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                0.79%   0.95%  0.93%*  0.94%*   1.11%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A     N/A     N/A   1.09%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

                                        MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $14.95  $12.94  $11.68   $9.79   $7.47
                                                       ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.19    0.15    0.11    0.05    0.05
NET REALIZED AND UNREALIZED GAINS                        1.65    3.15    1.81    1.86    2.33
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         1.84    3.30    1.92    1.91    2.38
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.20)  (0.24)  (0.04)      --  (0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (2.27)  (1.05)  (0.62)  (0.02)      --
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (2.47)  (1.29)  (0.66)  (0.02)  (0.06)
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                         $14.32  $14.95  $12.94  $11.68   $9.79
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                           13.29%  26.56%  16.42%  19.56%  32.04%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $842.8  $623.0  $443.5  $396.0  $186.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              1.04%   1.19%   1.19%   1.32%   1.33%
NET INVESTMENT INCOME                                   1.31%   1.12%   0.90%   0.47%   0.56%
PORTFOLIO TURNOVER RATE                                 65.5%  104.1%   84.5%   98.5%   99.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                1.04%   1.20%  1.19%*  1.18%*   1.39%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A     N/A     N/A   1.33%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

  MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $14.99  $12.96  $11.70   $9.80   $7.48
                                                       ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.20    0.16    0.13    0.07    0.05
NET REALIZED AND UNREALIZED GAINS                        1.66    3.17    1.81    1.85    2.34
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         1.86    3.33    1.94    1.92    2.39
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.22)  (0.25)  (0.06)      --  (0.07)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (2.27)  (1.05)  (0.62)  (0.02)      --
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (2.49)  (1.30)  (0.68)  (0.02)  (0.07)
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                         $14.36  $14.99  $12.96  $11.70   $9.80
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                           13.38%  26.79%  16.52%  19.64%  32.09%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $32.6   $26.7   $14.6   $11.3    $6.9
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.94%   1.09%   1.09%   1.22%   1.23%
NET INVESTMENT INCOME                                   1.41%   1.18%   1.07%   0.72%   0.59%
PORTFOLIO TURNOVER RATE                                 65.5%  104.1%   84.5%   98.5%   99.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                0.94%   1.10%   1.09%*  1.09%*  1.28%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A     N/A     N/A   1.23%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.

                                     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $9.27   $8.69   $8.36   $8.33   $6.47
                                                       ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                    0.03    0.02    0.03    0.07    0.01
NET REALIZED AND UNREALIZED GAINS                        1.26    0.66    0.39    0.47    1.85
                                                       ------  ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                         1.29    0.68    0.42    0.54    1.86
                                                       ------  ------  ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.01)  (0.03)  (0.01)  (0.06)      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.61)  (0.07)  (0.08)  (0.45)      --
                                                       ------  ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                    (0.62)  (0.10)  (0.09)  (0.51)      --
                                                       ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                          $9.94   $9.27   $8.69   $8.36   $8.33
                                                       ------  ------  ------  ------  ------
TOTAL RETURN                                           14.45%   7.81%   4.99%   6.70%  28.75%
                                                       ------  ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $124.7  $505.6  $664.2  $298.0    $0.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.62%   0.65%   0.69%   0.68%   0.72%
NET INVESTMENT INCOME                                   0.33%   0.22%   0.42%   0.90%   0.07%
PORTFOLIO TURNOVER RATE                                 70.8%   60.7%   72.4%   65.3%   36.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                0.62%   0.65%  0.64%*  0.69%*  0.75%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A     N/A     N/A   0.72%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding

  OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $9.20   $8.62  $8.31   $8.29      $6.45
                                                       ------- ------- ------  ------  ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                           0.00(b)  (0.01)   0.01    0.06  (0.00)(b)
NET REALIZED AND UNREALIZED GAINS                         1.27    0.67   0.38    0.46       1.84
                                                       ------- ------- ------  ------  ---------
TOTAL FROM INVESTMENT OPERATIONS                          1.27    0.66   0.39    0.52       1.84
                                                       ------- ------- ------  ------  ---------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --  (0.01)     --  (0.05)         --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.61)  (0.07) (0.08)  (0.45)         --
                                                       ------- ------- ------  ------  ---------
TOTAL DISTRIBUTIONS                                     (0.61)  (0.08) (0.08)  (0.50)         --
                                                       ------- ------- ------  ------  ---------
NET ASSET VALUE, END OF PERIOD                           $9.86   $9.20  $8.62   $8.31      $8.29
                                                       ------- ------- ------  ------  ---------
TOTAL RETURN                                            14.29%   7.62%  4.71%   6.40%     28.53%
                                                       ------- ------- ------  ------  ---------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $553.3  $535.1 $501.8  $634.6     $551.0
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.89%   0.90%  0.94%   0.95%      0.99%
NET INVESTMENT INCOME (LOSS)                             0.03% (0.06)%  0.18%   0.67%    (0.03)%
PORTFOLIO TURNOVER RATE                                  70.8%   60.7%  72.4%   65.3%      36.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.89%   0.90% 0.89%*  0.91%*     0.98%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A     N/A    N/A     N/A      0.99%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

                                                                                  FOR THE PERIOD FROM
                                                                                      MAY 2, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                DECEMBER 31,         OPERATIONS) TO
                                                              ------------------- DECEMBER 31, 2005(A)
CLASS E                                                        2007(A)   2006(A)  --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $9.25    $8.68           $7.97
                                                              ---------  -------        --------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                              0.01  0.00(b)            0.01
NET REALIZED AND UNREALIZED GAINS                                  1.28     0.67            0.79
                                                              ---------  -------        --------
TOTAL FROM INVESTMENT OPERATIONS                                   1.29     0.67            0.80
                                                              ---------  -------        --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                          (0.00)(b)   (0.03)          (0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                    (0.61)   (0.07)          (0.08)
                                                              ---------  -------        --------
TOTAL DISTRIBUTIONS                                              (0.61)   (0.10)          (0.09)
                                                              ---------  -------        --------
NET ASSET VALUE, END OF PERIOD                                    $9.93    $9.25           $8.68
                                                              ---------  -------        --------
TOTAL RETURN                                                     14.48%    7.68%         10.01%+
                                                              ---------  -------        --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $6.2     $2.5            $0.9
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                          0.80%    0.80%         0.83%++
NET INVESTMENT INCOME                                             0.13%    0.03%         0.15%++
PORTFOLIO TURNOVER RATE                                           70.8%    60.7%          72.4%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                    N/A    0.80%        0.80%*++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  PIMCO INFLATION PROTECTED BOND PORTFOLIO

                                                                                FOR THE PERIOD FROM
                                                                                    MAY 1, 2003
                                                                                  (COMMENCEMENT OF
                                             FOR THE YEARS ENDED DECEMBER 31,      OPERATIONS) TO
                                            ----------------------------------- DECEMBER 31, 2003(A)
CLASS A                                      2007(A)  2006(A) 2005(A)  2004(A)  --------------------
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $10.08 $10.78    $10.64   $10.29         $10.00
                                            --------- ------  -------- --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                            0.49   0.43      0.31     0.16           0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)       0.65 (0.40)    (0.15)     0.81           0.47
                                            --------- ------  -------- --------       --------
TOTAL FROM INVESTMENT OPERATIONS                 1.14   0.03      0.16     0.97           0.54
                                            --------- ------  -------- --------       --------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME           (0.24) (0.43)        --   (0.11)         (0.04)
DISTRIBUTIONS FROM NET REALIZED CAPITAL            -- (0.30)    (0.02)   (0.51)         (0.21)
GAINS                                       --------- ------  -------- --------       --------
TOTAL DISTRIBUTIONS                            (0.24) (0.73)    (0.02)   (0.62)         (0.25)
                                            --------- ------  -------- --------       --------
NET ASSET VALUE, END OF PERIOD                 $10.98 $10.08    $10.78   $10.64         $10.29
                                            --------- ------  -------- --------       --------
TOTAL RETURN                                   11.08%  0.65%     1.48%    9.41%        5.47%++
                                            --------- ------  -------- --------       --------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)        $857.5 $885.5    $585.8   $331.3           $1.1
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                        0.55%  0.58%     0.55%    0.62%         0.70%+
NET INVESTMENT INCOME                           4.78%  4.21%     2.85%    1.39%         0.72%+
PORTFOLIO TURNOVER RATE                     885.7%(b) 851.3%  1,228.7% 1,173.9%       935.0%++
(1) RATIO OF OPERATING EXPENSES TO AVERAGE
NET ASSETS BEFORE REIMBURSEMENT BY THE
MANAGER AND BROKER REBATES:                     0.55%  0.58%       N/A      N/A         0.74%+

--------------------------------------------------------------------------------
+  Annualized
++ Non-annualized
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

                                       PIMCO INFLATION PROTECTED BOND PORTFOLIO

                                                                                FOR THE PERIOD FROM
                                                                                    MAY 1, 2003
                                                                                  (COMMENCEMENT OF
                                             FOR THE YEARS ENDED DECEMBER 31,      OPERATIONS) TO
                                            ----------------------------------- DECEMBER 31, 2003(A)
CLASS B                                      2007(A)  2006(A) 2005(A)  2004(A)  --------------------
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $10.06 $10.76    $10.63   $10.29        $10.00
                                            --------- ------  -------- --------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                            0.46   0.40      0.27     0.08          0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)       0.66 (0.41)    (0.12)     0.84          0.46
                                            --------- ------  -------- --------       -------
TOTAL FROM INVESTMENT OPERATIONS                 1.12 (0.01)      0.15     0.92          0.53
                                            --------- ------  -------- --------       -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME           (0.22) (0.39)        --   (0.07)        (0.03)
DISTRIBUTIONS FROM NET REALIZED CAPITAL            -- (0.30)    (0.02)   (0.51)        (0.21)
GAINS                                       --------- ------  -------- --------       -------
TOTAL DISTRIBUTIONS                            (0.22) (0.69)    (0.02)   (0.58)        (0.24)
                                            --------- ------  -------- --------       -------
NET ASSET VALUE, END OF PERIOD                 $10.96 $10.06    $10.76   $10.63        $10.29
                                            --------- ------  -------- --------       -------
TOTAL RETURN                                   10.80%  0.39%     1.39%    8.99%        5.35%+
                                            --------- ------  -------- --------       -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)        $401.6 $367.0    $385.4   $502.3        $366.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                        0.80%  0.82%     0.80%    0.81%       0.84%++
NET INVESTMENT INCOME                           4.52%  3.93%     2.52%    0.73%       0.64%++
PORTFOLIO TURNOVER RATE                     885.7%(b) 851.3%  1,228.7% 1,173.9%       935.0%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE
NET ASSETS BEFORE REIMBURSEMENT BY THE
MANAGER AND BROKER REBATES:                     0.80%  0.82%       N/A      N/A       0.84%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

  PIMCO INFLATION PROTECTED BOND PORTFOLIO

                                                                                      FOR THE PERIOD
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.06               $9.92
                                                                   ---------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                   0.48                0.29
NET REALIZED AND UNREALIZED GAINS (LOSSES)                              0.65              (0.15)
                                                                   ---------             -------
TOTAL FROM INVESTMENT OPERATIONS                                        1.13                0.14
                                                                   ---------             -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.23)                  --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                             --                  --
                                                                   ---------             -------
TOTAL DISTRIBUTIONS                                                   (0.23)                  --
                                                                   ---------             -------
NET ASSET VALUE, END OF PERIOD                                        $10.96              $10.06
                                                                   ---------             -------
TOTAL RETURN                                                          10.93%              1.41%+
                                                                   ---------             -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                 $7.3                $3.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                               0.71%             0.75%++
NET INVESTMENT INCOME                                                  4.63%             4.23%++
PORTFOLIO TURNOVER RATE                                            885.7%(b)             851.3%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:                       0.71%             0.75%++

--------------------------------------------------------------------------------
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

                                                   PIMCO TOTAL RETURN PORTFOLIO

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                       ------------------------------------------
CLASS A                                                 2007(A)  2006(A)  2005(A) 2004(A) 2003(A)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $11.80   $11.60 $11.40  $11.61  $11.34
                                                       --------- -------- ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                       0.56     0.49   0.40    0.20    0.28
NET REALIZED AND UNREALIZED GAINS (LOSSES)                  0.35     0.04 (0.12)    0.40    0.23
                                                       --------- -------- ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                            0.91     0.53   0.28    0.60    0.51
                                                       --------- -------- ------  ------  ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                      (0.42)   (0.32) (0.01)  (0.81)  (0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                 --   (0.01) (0.07)      --  (0.11)
                                                       --------- -------- ------  ------  ------
TOTAL DISTRIBUTIONS                                       (0.42)   (0.33) (0.08)  (0.81)  (0.24)
                                                       --------- -------- ------  ------  ------
NET ASSET VALUE, END OF PERIOD                            $12.29   $11.80 $11.60  $11.40  $11.61
                                                       --------- -------- ------  ------  ------
TOTAL RETURN                                               7.85%    4.80%  2.46%   5.25%   4.53%
                                                       --------- -------- ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $3,045.1 $1,445.1 $912.6  $578.0  $194.5
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                                 0.54%    0.58%  0.57%   0.57%   0.59%
NET INVESTMENT INCOME                                      4.74%    4.28%  3.42%   1.69%   2.43%
PORTFOLIO TURNOVER RATE                                412.8%(b)   161.2% 344.2%  416.0%  547.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES**:                                                 0.54%    0.58%  0.57%     N/A  0.57%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

  PIMCO TOTAL RETURN PORTFOLIO

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------
CLASS B                                                 2007(A)  2006(A)  2005(A)  2004(A)  2003(A)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $11.69   $11.50   $11.32   $11.54 $11.29
                                                       --------- -------- -------- -------- ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                       0.53     0.46     0.37     0.19   0.24
NET REALIZED AND UNREALIZED GAINS (LOSSES)                  0.34     0.04   (0.12)     0.38   0.25
                                                       --------- -------- -------- -------- ------
TOTAL FROM INVESTMENT OPERATIONS                            0.87     0.50     0.25     0.57   0.49
                                                       --------- -------- -------- -------- ------
DISTRIBUTIONS:

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          (0.39)   (0.30)       --   (0.79) (0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                 --   (0.01)   (0.07)       -- (0.11)
                                                       --------- -------- -------- -------- ------
TOTAL DISTRIBUTIONS                                       (0.39)   (0.31)   (0.07)   (0.79) (0.24)
                                                       --------- -------- -------- -------- ------
NET ASSET VALUE, END OF PERIOD                            $12.17   $11.69   $11.50   $11.32 $11.54
                                                       --------- -------- -------- -------- ------
TOTAL RETURN                                               7.56%    4.52%    2.25%    4.98%  4.31%
                                                       --------- -------- -------- -------- ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $1,274.4 $1,219.1 $1,107.7 $1,028.5 $893.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                                 0.79%    0.83%    0.82%    0.81%  0.83%
NET INVESTMENT INCOME                                      4.51%    4.01%    3.13%    1.66%  2.07%
PORTFOLIO TURNOVER RATE                                412.8%(b)   161.2%   344.2%   416.0% 547.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES**:                                                 0.79%    0.83%    0.82%      N/A 0.82%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

                                                   PIMCO TOTAL RETURN PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS E                                                 2007(A)  2006(A) 2005(A) 2004(A) 2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $11.73 $11.53  $11.34  $11.56  $11.30
                                                       --------- ------  ------  ------  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                       0.54   0.47    0.39    0.21    0.23
NET REALIZED AND UNREALIZED GAINS (LOSSES)                  0.35   0.05  (0.13)    0.37    0.27
                                                       --------- ------  ------  ------  ------
TOTAL FROM INVESTMENT OPERATIONS                            0.89   0.52    0.26    0.58    0.50
                                                       --------- ------  ------  ------  ------
DISTRIBUTIONS:

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          (0.41) (0.31)      --  (0.80)  (0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                 -- (0.01)  (0.07)      --  (0.11)
                                                       --------- ------  ------  ------  ------
TOTAL DISTRIBUTIONS                                       (0.41) (0.32)  (0.07)  (0.80)  (0.24)
                                                       --------- ------  ------  ------  ------
NET ASSET VALUE, END OF PERIOD                            $12.21 $11.73  $11.53  $11.34  $11.56
                                                       --------- ------  ------  ------  ------
TOTAL RETURN                                               7.63%  4.67%   2.33%   5.06%   4.44%
                                                       --------- ------  ------  ------  ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                   $132.0 $132.5  $146.6  $146.6  $119.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                                 0.69%  0.72%   0.72%   0.71%   0.73%
NET INVESTMENT INCOME                                      4.61%  4.10%   3.24%   1.76%   2.02%
PORTFOLIO TURNOVER RATE                                412.8%(b) 161.2%  344.2%  416.0%  547.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES**:                                                 0.69%  0.72%   0.72%     N/A  0.71%*

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes TBA securities.

  PIONEER STRATEGIC INCOME PORTFOLIO#

                                        FOR THE
                                       YEAR ENDED  PERIOD ENDED
                                      DECEMBER 31, DECEMBER 31, FOR THE YEARS ENDED OCTOBER 31,
                                        2007(A)     2006(A)(B)  -------------------------------
CLASS A                               ------------ ------------ 2006(A) 2005(A) 2004(A) 2003(A)
---------------------------------------            -            -------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $9.46        $9.81     $9.56   $9.73    $9.53  $8.94
                                         ------      -------    ------  ------  ------- ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

NET INVESTMENT INCOME                      0.51         0.07      0.49    0.53     0.57   0.63
NET REALIZED AND UNREALIZED GAINS          0.12         0.04      0.15  (0.04)     0.48   1.04
(LOSSES)                                 ------      -------    ------  ------  ------- ------
TOTAL FROM INVESTMENT OPERATIONS           0.63         0.11      0.64    0.49     1.05   1.67
                                         ------      -------    ------  ------  ------- ------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT
INCOME                                   (0.07)       (0.46)    (0.39)  (0.66)   (0.85) (1.08)
DISTRIBUTIONS FROM NET REALIZED              --           --        --      --       --     --
CAPITAL GAINS                            ------      -------    ------  ------  ------- ------
TOTAL DISTRIBUTIONS                      (0.07)       (0.46)    (0.39)  (0.66)   (0.85) (1.08)
                                         ------      -------    ------  ------  ------- ------
NET ASSET VALUE, END OF PERIOD           $10.02        $9.46     $9.81   $9.56    $9.73  $9.53
                                         ------      -------    ------  ------  ------- ------
TOTAL RETURN                              6.65%       1.10%+     6.95%   5.17%   11.66% 20.56%
                                         ------      -------    ------  ------  ------- ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN
MILLIONS)                                $327.7       $253.8      $243    $186     $107   $100
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                  0.76%      0.85%++     0.88%   0.86%  0.90%**  1.00%
NET INVESTMENT INCOME                     5.28%      4.56%++     5.13%   5.58%    6.19%  7.05%
PORTFOLIO TURNOVER RATE                   44.5%        6.4%+     33.0%   37.0%    56.0% 141.0%
(1) RATIO OF OPERATING EXPENSES TO
AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER AND
BROKER REBATES:                           0.76%      0.85%++     0.88%     N/A      N/A    N/A

--------------------------------------------------------------------------------
# On May 1, 2006, the Portfolio received, through a plan of reorganization, all of the assets and assumed the liabilities of the Pioneer Strategic
   Income Portfolio, a series of The Travelers Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to May 1, 2006 is that of the predecessor Pioneer Strategic Income Portfolio and the predecessor fund.
** The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Fiscal year end changed on November 1, 2006 from October 31 to December 31. N/A Not applicable

                                                       RCM TECHNOLOGY PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A)  2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $5.39   $5.11   $4.62     $4.83   $3.06
                                                       ------- ------- ------- --------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.01)  (0.03)  (0.03)    (0.02)  (0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                1.66    0.31    0.56    (0.19)    1.81
                                                       ------- ------- ------- --------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.65    0.28    0.53    (0.21)    1.77
                                                       ------- ------- ------- --------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --        --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.22)      --  (0.04) (0.00)(b)      --
                                                       ------- ------- ------- --------- -------
TOTAL DISTRIBUTIONS                                     (0.22)      --  (0.04) (0.00)(b)      --
                                                       ------- ------- ------- --------- -------
NET ASSET VALUE, END OF PERIOD                           $6.82   $5.39   $5.11     $4.62   $4.83
                                                       ------- ------- ------- --------- -------
TOTAL RETURN                                            31.67%   5.48%  11.35%   (4.28)%  57.84%
                                                       ------- ------- ------- --------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $64.8  $184.8  $129.3     $81.8   $47.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               0.95%   1.02%   1.10%     0.96%   1.10%
NET INVESTMENT LOSS                                    (0.20)% (0.57)% (0.69)%   (0.45)% (0.89)%
PORTFOLIO TURNOVER RATE                                 206.8%  265.0%  290.7%    173.0%  313.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 0.97%  1.06%*   1.19%       N/A   1.26%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A     N/A     N/A       N/A   1.04%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment loss per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  RCM TECHNOLOGY PORTFOLIO

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                       ------------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A)  2004(A)   2003(A)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $5.32   $5.05   $4.58   $4.79      $3.04
                                                       ------- ------- ------- -------    -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.03)  (0.04)  (0.04)  (0.02)     (0.05)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                1.65    0.31    0.55  (0.19)       1.80
                                                       ------- ------- ------- -------    -------
TOTAL FROM INVESTMENT OPERATIONS                          1.62    0.27    0.51  (0.21)       1.75
                                                       ------- ------- ------- -------    -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --      --         --
DISTRIBUTIONS FORM NET REALIZED CAPITAL GAINS           (0.22)      --  (0.04)  (0.00)(b)      --
                                                       ------- ------- ------- -------    -------
TOTAL DISTRIBUTIONS                                     (0.22)      --  (0.04)  (0.00)(b)      --
                                                       ------- ------- ------- -------    -------
NET ASSET VALUE, END OF PERIOD                           $6.72   $5.32   $5.05   $4.58      $4.79
                                                       ------- ------- ------- -------    -------
TOTAL RETURN                                            31.52%   5.35%  11.01% (4.31)%     57.57%
                                                       ------- ------- ------- -------    -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $160.4   $91.9   $86.5  $100.2      $64.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.24%   1.28%   1.35%   1.21%      1.35%
NET INVESTMENT LOSS                                    (0.51)% (0.83)% (0.95)% (0.57)%    (1.14)%
PORTFOLIO TURNOVER RATE                                 206.8%  265.0%  290.7%  173.0%     313.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT TO THE MANAGER AND BROKER
REBATES:                                                 1.27%  1.31%*   1.44%     N/A      1.52%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A     N/A     N/A     N/A      1.29%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment loss per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

                                                       RCM TECHNOLOGY PORTFOLIO

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A)  2004(A)  2003(A)
------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $5.34   $5.07   $4.59     $4.80   $3.05
                                                       ------- ------- ------- --------- -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS                                     (0.03)  (0.04)  (0.04)    (0.02)  (0.05)
NET REALIZED AND UNREALIZED GAINS (LOSSES)                1.67    0.31    0.56    (0.19)    1.80
                                                       ------- ------- ------- --------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.64    0.27    0.52    (0.21)    1.75
                                                       ------- ------- ------- --------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                        --      --      --        --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.22)      --  (0.04) (0.00)(b)      --
                                                       ------- ------- ------- --------- -------
TOTAL DISTRIBUTIONS:                                    (0.22)      --  (0.04) (0.00)(b)      --
                                                       ------- ------- ------- --------- -------
NET ASSET VALUE, END OF PERIOD                           $6.76   $5.34   $5.07     $4.59   $4.80
                                                       ------- ------- ------- --------- -------
TOTAL RETURN                                            31.78%   5.33%  11.21%   (4.30)%  57.88%
                                                       ------- ------- ------- --------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                  $27.1   $16.7   $18.6     $20.3   $15.5
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.14%   1.18%   1.25%     1.10%   1.25%
NET INVESTMENT LOSS                                    (0.42)% (0.74)% (0.85)%   (0.55)% (1.07)%
PORTFOLIO TURNOVER RATE                                 206.8%  265.0%  290.7%    173.0%  313.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT TO THE MANAGER AND BROKER
REBATES:                                                 1.18%  1.21%*   1.34%       N/A   1.37%
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A     N/A     N/A       N/A   1.22%

--------------------------------------------------------------------------------
*  Excludes effect of deferred expense reimbursement
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment loss per share was calculated using average shares outstanding.
(b) Rounds to less than $0.005 per share.

  SSGA GROWTH ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.39             $10.76
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.22               0.25
NET REALIZED AND UNREALIZED GAINS                                        0.48               0.53
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.70               0.78
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                       --             (0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                              --             (0.03)
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                        --             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $12.09             $11.39
                                                                   ----------            -------
TOTAL RETURN                                                            6.15%             7.20%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.5               $0.3
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.53%            0.57%++
NET INVESTMENT INCOME                                                   1.85%            3.33%++
PORTFOLIO TURNOVER RATE                                                 20.2%             27.7%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.54%/(b)/            0.63%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

                                                     SSGA GROWTH ETF PORTFOLIO#
                                       (FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                  FOR THE PERIOD FROM
                                                                                    OCTOBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                 DECEMBER 31,        OPERATIONS) TO
                                                              ------------------  DECEMBER 31, 2005(A)
CLASS B                                                        2007(A)    2006(A) --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $11.39  $10.14         $10.00
                                                              ----------  ------        -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                               0.15    0.13           0.10
NET REALIZED AND UNREALIZED GAINS                                   0.52    1.28           0.10
                                                              ----------  ------        -------
TOTAL FROM INVESTMENT OPERATIONS                                    0.67    1.41           0.20
                                                              ----------  ------        -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  --  (0.12)         (0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         --  (0.04)             --
                                                              ----------  ------        -------
TOTAL DISTRIBUTIONS                                                   --  (0.16)         (0.06)
                                                              ----------  ------        -------
NET ASSET VALUE, END OF PERIOD                                    $12.06  $11.39         $10.14
                                                              ----------  ------        -------
TOTAL RETURN                                                       5.88%  13.85%         2.04%+
                                                              ----------  ------        -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                           $253.7  $235.3          $11.6
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                           0.77%   0.80%        0.80%++
NET INVESTMENT INCOME                                              1.25%   1.21%        3.85%++
PORTFOLIO TURNOVER RATE                                            20.2%   27.7%          6.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                 0.78%/(b)/   0.82%        2.59%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of expense reimbursement.

  SSGA GROWTH ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                        MAY 1,2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.39             $10.76
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.21               0.18
NET REALIZED AND UNREALIZED GAINS                                        0.47               0.60
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.68               0.78
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                       --             (0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                              --             (0.03)
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                        --             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $12.07             $11.39
                                                                   ----------            -------
TOTAL RETURN                                                            5.97%             7.15%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $3.5               $1.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.68%            0.72%++
NET INVESTMENT INCOME                                                   1.70%            2.38%++
PORTFOLIO TURNOVER RATE                                                 20.2%             27.7%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.69%/(b)/            0.77%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth ETF Portfolio and SSgA Fund Management, Inc. became the Portfolio's Adviser.
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

                                          SSGA GROWTH AND INCOME ETF PORTFOLIO#
                            (FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS A                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.13             $10.56
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.32               0.25
NET REALIZED AND UNREALIZED GAINS                                        0.35               0.47
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.67               0.72
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.00)*             (0.15)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         (0.00)*                 --
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                   (0.00)*             (0.15)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $11.80             $11.13
                                                                   ----------            -------
TOTAL RETURN                                                            5.76%             6.81%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.6               $0.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.54%            0.56%++
NET INVESTMENT INCOME                                                   2.67%            3.42%++
PORTFOLIO TURNOVER RATE                                                 37.3%             23.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.56%/(b)/            0.66%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less than $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

  SSGA GROWTH AND INCOME ETF PORTFOLIO#
(FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                  FOR THE PERIOD FROM
                                                                                    OCTOBER 1, 2005
                                                              FOR THE YEARS ENDED   (COMMENCEMENT OF
                                                                 DECEMBER 31,        OPERATIONS) TO
                                                              ------------------  DECEMBER 31, 2005(A)
CLASS B                                                        2007(A)    2006(A) --------------------
----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $11.13  $10.11         $10.00
                                                              ----------  ------        -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                               0.20    0.17           0.09
NET REALIZED AND UNREALIZED GAINS                                   0.44    1.02           0.08
                                                              ----------  ------        -------
TOTAL FROM INVESTMENT OPERATIONS                                    0.64    1.19           0.17
                                                              ----------  ------        -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                             (0.00)*  (0.16)         (0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                    (0.00)*  (0.01)             --
                                                              ----------  ------        -------
TOTAL DISTRIBUTIONS                                              (0.00)*  (0.17)         (0.06)
                                                              ----------  ------        -------
NET ASSET VALUE, END OF PERIOD                                    $11.77  $11.13         $10.11
                                                              ----------  ------        -------
TOTAL RETURN                                                       5.40%  11.73%         1.65%+
                                                              ----------  ------        -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                           $233.5  $203.6           $7.2
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                           0.77%   0.80%        0.80%++
NET INVESTMENT INCOME                                              1.73%   1.65%        3.31%++
PORTFOLIO TURNOVER RATE                                            37.3%   23.2%          3.5%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                 0.79%/(b)/   0.84%        3.73%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less than $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement.

                                          SSGA GROWTH AND INCOME ETF PORTFOLIO#
                            (FORMERLY CYCLICAL GROWTH AND INCOME ETF PORTFOLIO)

                                                                                   FOR THE PERIOD FROM
                                                                                       MAY 1, 2006
                                                                                     (COMMENCEMENT OF
                                                               FOR THE YEAR ENDED     OPERATIONS) TO
CLASS E                                                       DECEMBER 31, 2007(A) DECEMBER 31, 2006(A)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.12             $10.56
                                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                                                    0.23               0.18
NET REALIZED AND UNREALIZED GAINS                                        0.42               0.52
                                                                   ----------            -------
TOTAL FROM INVESTMENT OPERATIONS                                         0.65               0.70
                                                                   ----------            -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                                  (0.00)*             (0.14)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS                         (0.00)*                 --
                                                                   ----------            -------
TOTAL DISTRIBUTIONS                                                   (0.00)*             (0.14)
                                                                   ----------            -------
NET ASSET VALUE, END OF PERIOD                                         $11.77             $11.12
                                                                   ----------            -------
TOTAL RETURN                                                            5.58%             6.65%+
                                                                   ----------            -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                                  $1.9               $1.1
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES                                                                0.67%            0.70%++
NET INVESTMENT INCOME                                                   1.98%            2.52%++
PORTFOLIO TURNOVER RATE                                                 37.3%             23.2%+
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE
REIMBURSEMENT BY THE MANAGER:                                      0.69%/(b)/            0.79%++

--------------------------------------------------------------------------------
# Effective September 2, 2008, the Portfolio changed its name to SSgA Growth and Income ETF Portfolio and SSgA Funds Management, Inc. became the Portfolio's Adviser.
*  Rounds to less then $0.005 per share
+  Non-annualized
++ Annualized
(a) Net investment income per share was calculated using average shares outstanding.
(b) Excludes effect of deferred expense reimbursement

  T. ROWE PRICE MID CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS A                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $8.76   $8.49    $7.55   $6.39   $4.66
                                                       ------  ------  ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                             0.02    0.03   (0.01)  (0.03)  (0.02)
NET REALIZED AND UNREALIZED GAINS                        1.50    0.53     1.13    1.19    1.75
                                                       ------  ------  ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                         1.52    0.56     1.12    1.16    1.73
                                                       ------  ------  ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.02)      --       --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.43)  (0.29)   (0.18)      --      --
                                                       ------  ------  ------- ------- -------
TOTAL DISTRIBUTIONS                                    (0.45)  (0.29)   (0.18)      --      --
                                                       ------  ------  ------- ------- -------
NET ASSET VALUE, END OF PERIOD                          $9.83   $8.76    $8.49   $7.55   $6.39
                                                       ------  ------  ------- ------- -------
TOTAL RETURN                                           17.85%   6.56%   14.87%  18.15%  37.12%
                                                       ------  ------  ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                $524.2  $386.8   $258.6  $145.7   $34.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.78%   0.81%    0.80%   0.90%   0.91%
NET INVESTMENT INCOME (LOSS)                            0.16%   0.32%  (0.08)% (0.41)% (0.37)%
PORTFOLIO TURNOVER RATE                                 35.5%   33.7%    23.0%   51.7%   56.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                0.80%   0.81%    0.81%  0.83%*  0.92%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A      N/A     N/A   0.83%

--------------------------------------------------------------------------------
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.

                                         T. ROWE PRICE MID CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS B                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $8.62  $8.38    $7.47   $6.34   $4.64
                                                       ------- ------  ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                            (0.01)   0.01   (0.03)  (0.05)  (0.04)
NET REALIZED AND UNREALIZED GAINS                         1.48   0.52     1.12    1.18    1.74
                                                       ------- ------  ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                          1.47   0.53     1.09    1.13    1.70
                                                       ------- ------  ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.00)+     --       --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           (0.43) (0.29)   (0.18)      --      --
                                                       ------- ------  ------- ------- -------
TOTAL DISTRIBUTIONS                                     (0.43) (0.29)   (0.18)      --      --
                                                       ------- ------  ------- ------- -------
NET ASSET VALUE, END OF PERIOD                           $9.66  $8.62    $8.38   $7.47   $6.34
                                                       ------- ------  ------- ------- -------
TOTAL RETURN                                            17.64%  6.16%   14.63%  17.82%  36.64%
                                                       ------- ------  ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $523.0 $453.6   $422.6  $345.0  $307.7
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                               1.03%  1.05%    1.05%   1.16%   1.18%
NET INVESTMENT INCOME (LOSS)                           (0.08)%  0.12%  (0.34)% (0.69)% (0.64)%
PORTFOLIO TURNOVER RATE                                  35.5%  33.7%    23.0%   51.7%   56.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                 1.05%  1.06%    1.06%  1.07%*  1.16%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                 N/A    N/A      N/A     N/A   1.12%

--------------------------------------------------------------------------------
+  Rounds to less than $0.005 per share.
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.

  T. ROWE PRICE MID CAP GROWTH PORTFOLIO

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------
CLASS E                                                2007(A) 2006(A) 2005(A) 2004(A) 2003(A)
----------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $8.67   $8.42    $7.50   $6.36   $4.65
                                                       ------  ------  ------- ------- -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)                            0.00+    0.02   (0.02)  (0.04)  (0.03)
NET REALIZED AND UNREALIZED GAINS                        1.49    0.52     1.12    1.18    1.74
                                                       ------  ------  ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS                         1.49    0.54     1.10    1.14    1.71
                                                       ------  ------  ------- ------- -------
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME                   (0.01)      --       --      --      --
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          (0.43)  (0.29)   (0.18)      --      --
                                                       ------  ------  ------- ------- -------
TOTAL DISTRIBUTIONS                                    (0.44)  (0.29)   (0.18)      --      --
                                                       ------  ------  ------- ------- -------
NET ASSET VALUE, END OF PERIOD                          $9.72   $8.67    $8.42   $7.50   $6.36
                                                       ------  ------  ------- ------- -------
TOTAL RETURN                                           17.62%   6.38%   14.70%  17.92%  36.77%
                                                       ------  ------  ------- ------- -------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $37.3   $25.0    $25.4   $21.5   $10.8
RATIOS TO AVERAGE NET ASSETS/(1)/:

EXPENSES**                                              0.93%   0.95%    0.95%   1.05%   1.08%
NET INVESTMENT INCOME (LOSS)                           0.00%+   0.22%  (0.24)% (0.57)% (0.54)%
PORTFOLIO TURNOVER RATE                                 35.5%   33.7%    23.0%   51.7%   56.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER
REBATES:                                                0.95%   0.96%    0.96%  0.97%*  1.06%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER
REBATES**:                                                N/A     N/A      N/A     N/A   1.01%

--------------------------------------------------------------------------------
+  Rounds to less than $0.005 per share.
* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
** Prior to 05/01/2003, broker rebates were excluded from the calculation of the expense limitation.
N/A Not applicable
(a) Net investment income (loss) per share was calculated using average shares outstanding.

APPENDIX A

DESCRIPTION OF THE AMERICAN FUND INSURANCE SERIES UNDERLYING PORTFOLIOS

Each of the Allocation Portfolios may invest in Class 1 shares of the American Fund Insurance Funds (the "Underlying Portfolios"). The following tables set forth: (i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Funds' SAI and in the prospectus for the Underlying Portfolios.

UNDERLYING PORTFOLIO              EXPENSE RATIO  GOAL AND PRINCIPAL STRATEGY
Global Small Capitalization Fund     0.73%       The Fund seeks to grow over time by investing primarily in stocks of smaller companies, located around the world. Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the
                                                 Fund's holding of small capitalization stocks may fall below the 80%
                                                 threshold due to subsequent market action.
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund                          0.33%       The Fund seeks to grow by investing primarily in commons tocks of companies that appear to offer superior opportunities for growth of capital.
                                                 In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.
--------------------------------------------------------------------------------------------------------------------------------
International Fund                   0.52%       The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the
                                                 Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------
New World Fund                       0.82%       The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The Fund is designed for investors seeking capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                   0.27%       The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Fund may invest up to
                                                 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                            0.41%       The Fund seeks to maximize current income and preserve capital.
                                                 Normally, the Fund invests at least 80% of its assets in bonds. The Fund will invest at least 65% of its assets in investment-grade debt securities
                                                 (including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Ratings Service or unrated but determined to be of equivalent quality.
--------------------------------------------------------------------------------------------------------------------------------
High-Income Bond Fund                0.48%       The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by
                                                 Moody's Investors Service or BB or below by Standard & Poor's Ratings
                                                 Service or unrated but determined to be of equivalent quality). The Fund may also invest up to 25% of its assets in securities of non-U.S. issuers.
                                                 Normally, the Fund invests at least 80% of its assets in bonds.
--------------------------------------------------------------------------------------------------------------------------------

UNDERLYING PORTFOLIO           EXPENSE RATIO  GOAL AND PRINCIPAL STRATEGY
U.S. Government/AAA-Rated         0.46%       The Fund seeks to provide a high level of current income, as well as
 Securities Fund                              preservation of investment. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit"
                                              pledge of the U.S. government or debt securities that are rated Aaa by
                                              Moody's Investors Service or AAA by Standard & Poor's Ratings Service
                                              or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

                                              The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage
                                              Association ("Fannie Mae") and the Federal Home Loan Mortgage
                                              ("Freddie Mac") are neither issued nor guaranteed by the U.S. Treasury.
---------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                  0.61%       The Fund seeks to provide a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as "junk bonds." The total return of the Fund will be the result of interest income, changes in the market value of the Fund's investments and changes in the value of other currencies relative to the U.S. dollar.
---------------------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION ("SAIS")

Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. Each SAI is legally considered to be a part of this Prospectus.

IF YOU WOULD LIKE A COPY OF THE CURRENT VERSIONS OF THESE DOCUMENTS, OR OTHER INFORMATION ABOUT A PORTFOLIO INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE AMERICAN FUNDS MASTER FUNDS, CONTACT:

                          MET INVESTORS SERIES TRUST
                                 5 PARK PLAZA
                                  SUITE 1900
                           IRVINE, CALIFORNIA 92614

                                1-800-848-3854

Free copies of the SAIs and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAIs, may also be obtained from the Securities and Exchange Commission ("SEC"):

[_] IN PERSONReview and copy documents in the SEC's Public Reference Room in
             Washington, D.C. (for information call 202-551-8090).

[_] ON LINE  Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

[_] BY MAIL  Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                             SEC FILE # 811-10183